SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2025 (Unaudited)

	FACE AMOUNT	VALUE†
YANKEE CORPORATE BONDS AND NOTES — 13.8%
Consumer, Cyclical — 0.1%
Magna International, Inc., 5.500%, 3/21/33	$400,000	$415,705
Consumer, Non-cyclical — 0.7%
Ashtead Capital, Inc., 5.550%, 5/30/33 ±	1,480,000	1,527,706
BAT Capital Corp., 6.000%, 2/20/34	1,500,000	1,603,044
		3,130,750
Financial — 7.2%
Australia & New Zealand Banking Group Ltd., SOFR + 0.560%, 4.745%, 3/18/26 ‡±	12,803,000	12,824,526
Commonwealth Bank of Australia, SOFR + 0.810%, 5.010%, 3/14/30 ‡±	2,000,000	2,012,099
Cooperatieve Rabobank UA, SOFR + 0.710%, 4.910%, 3/05/27 ‡	9,500,000	9,545,257
Credit Agricole SA, SOFR + 0.870%, 5.052%, 3/11/27 ‡±	572,000	574,599
Credit Agricole SA, 5.514%, 7/05/33 ±	400,000	422,205
Westpac Banking Corp., SOFR + 0.420%, 4.743%, 4/16/26 ‡	2,300,000	2,301,662
Westpac Banking Corp., SOFR + 0.720%, 4.984%, 11/17/25 ‡	5,000,000	5,004,021
		32,684,369
Government — 5.8%
European Bank for Reconstruction & Development, SOFR + 0.420%, 4.736%, 7/22/30 ‡	2,500,000	2,504,358
European Investment Bank, SOFR + 0.320%, 4.586%, 8/14/29 ‡	7,500,000	7,508,140
Inter-American Development Bank, SOFR + 0.370%, 4.664%, 8/01/29 ‡	4,000,000	4,002,035
Kommunalbanken AS, SOFR + 0.400%, 4.620%, 3/03/28 ‡±	5,000,000	5,005,380
Province of Ontario Canada, 4.200%, 1/18/29	3,000,000	3,040,850
Svensk Exportkredit AB, SOFR + 1.000%, 5.286%, 5/05/27 ‡	2,500,000	2,525,830
Svensk Exportkredit AB, SOFR + 1.000%, 5.290%, 8/03/26 ‡	1,600,000	1,610,461
		26,197,054
TOTAL YANKEE CORPORATE BONDS AND NOTES (Identified Cost $62,108,193)		62,427,878
	FACE AMOUNT	VALUE†
CORPORATE BONDS AND NOTES — 51.9%
Basic Material — 0.4%
LYB International Finance III LLC, 5.500%, 3/01/34	$2,000,000	$2,009,153
Communications — 4.3%
Amazon.com, Inc., 3.600%, 4/13/32	4,719,000	4,564,997
Cisco Systems, Inc., 4.800%, 2/26/27	2,000,000	2,025,082
Cisco Systems, Inc., 4.950%, 2/24/32	3,000,000	3,103,011
Comcast Corp., 4.250%, 1/15/33	3,500,000	3,429,597
Meta Platforms, Inc., 3.850%, 8/15/32	3,000,000	2,920,976
Meta Platforms, Inc., 4.550%, 8/15/31	400,000	408,226
Meta Platforms, Inc., 4.950%, 5/15/33	3,000,000	3,105,911
		19,557,800
Consumer, Cyclical — 2.7%
Costco Wholesale Corp., 1.750%, 4/20/32	5,000,000	4,330,881
Hyatt Hotels Corp., 5.375%, 12/15/31	1,600,000	1,637,019
Walmart, Inc., SOFR + 0.430%, 4.728%, 4/28/27 ‡	6,213,000	6,234,513
		12,202,413
Consumer, Non-cyclical — 9.8%
Cargill, Inc., 4.000%, 6/22/32 ±	2,000,000	1,952,500
Cigna Group (The), 5.250%, 2/15/34	3,000,000	3,089,911
Elevance Health, Inc., 4.100%, 5/15/32	151,000	146,879
Eli Lilly & Co., SOFR + 0.530%, 4.749%, 10/15/28 ‡	3,500,000	3,506,806
Merck & Co., Inc., SOFR + 0.460%, 4.653%, 9/15/27 ‡	1,622,000	1,627,432
Nestle Capital Corp., 4.875%, 3/12/34 ±	9,000,000	9,273,758
Novartis Capital Corp., 4.000%, 9/18/31	5,000,000	4,976,400
Philip Morris International, Inc., 5.250%, 2/13/34	3,000,000	3,099,473
Procter & Gamble Co. (The), 4.550%, 1/29/34	4,000,000	4,062,246
Roche Holdings, Inc., 4.909%, 3/08/31 ±	5,400,000	5,575,128
Roche Holdings, Inc., SOFR + 0.740%, 4.995%, 11/13/26 ‡±	900,000	904,616
Roche Holdings, Inc., 5.593%, 11/13/33 ±	6,000,000	6,446,572
		44,661,721
Energy — 2.4%
BP Capital Markets America, Inc., 4.812%, 2/13/33	1,000,000	1,012,171
BP Capital Markets America, Inc., 4.893%, 9/11/33	2,500,000	2,537,155

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2025 (Unaudited) (Continued)

	FACE AMOUNT	VALUE†
CORPORATE BONDS AND NOTES (Continued)
Energy (Continued)
Chevron USA, Inc., SOFR + 0.360%, 4.589%, 2/26/27 ‡	$459,000	$459,912
Chevron USA, Inc., SOFR + 0.470%, 4.699%, 2/26/28 ‡	6,744,000	6,754,276
		10,763,514
Financial — 24.8%
Allstate Corp. (The), 5.250%, 3/30/33	400,000	415,025
American Express Co., SOFR + 0.650%, 4.932%, 11/04/26 ‡	1,500,000	1,504,390
American National Group, Inc., 6.144%, 6/13/32 ±	1,100,000	1,155,023
Americold Realty Operating Partnership LP, 5.600%, 5/15/32	2,000,000	2,026,172
Ameriprise Financial, Inc., 5.150%, 5/15/33	1,000,000	1,037,104
Assurant, Inc., 2.650%, 1/15/32	2,000,000	1,757,249
Bank of America NA, SOFR + 1.020%, 5.268%, 8/18/26 ‡	2,500,000	2,514,505
Bank of America NA, 5.526%, 8/18/26	5,000,000	5,061,537
Bank of New York Mellon Corp. (The), 1.050%, 10/15/26	1,000,000	971,567
Bank of New York Mellon Corp. (The), 2.050%, 1/26/27	7,000,000	6,829,541
Bank of New York Mellon Corp. (The), 2.450%, 8/17/26	2,000,000	1,975,064
Bank of New York Mellon Corp. (The), 2.500%, 1/26/32	400,000	359,946
BlackRock Funding, Inc., 5.000%, 3/14/34	4,000,000	4,124,670
Blackrock, Inc., 1.900%, 1/28/31	5,800,000	5,173,789
Camden Property Trust, 4.900%, 1/15/34	1,500,000	1,523,287
Charles Schwab Corp. (The), 2.900%, 3/03/32	1,000,000	912,465
Citibank NA, SOFR + 1.060%, 5.263%, 12/04/26 ‡	2,000,000	2,015,830
CNA Financial Corp., 5.125%, 2/15/34	3,000,000	3,030,509
EPR Properties, 3.600%, 11/15/31	2,700,000	2,494,133
Jefferies Financial Group, Inc., 6.200%, 4/14/34	2,000,000	2,125,144
JPMorgan Chase Bank NA, SOFR + 1.000%, 5.198%, 12/08/26 ‡	13,000,000	13,101,084
Lincoln National Corp., 5.852%, 3/15/34	2,800,000	2,932,386
Mastercard, Inc., 2.000%, 11/18/31	771,000	681,357
Mastercard, Inc., 4.350%, 1/15/32	7,600,000	7,637,104

	FACE AMOUNT	VALUE†
Mid-America Apartments LP, 5.000%, 3/15/34	$2,400,000	$2,436,016
Morgan Stanley Bank NA, SOFR + 1.165%, 5.455%, 10/30/26 ‡	4,000,000	4,039,162
National Securities Clearing Corp., 0.750%, 12/07/25 ±	614,000	609,867
National Securities Clearing Corp., 4.350%, 5/20/27 ±	3,000,000	3,023,136
National Securities Clearing Corp., SOFR + 0.570%, 4.809%, 5/20/27 ‡±	1,000,000	1,004,063
Public Storage Operating Co., SOFR + 0.700%, 5.018%, 4/16/27 ‡	2,000,000	2,006,746
Realty Income Corp., 2.850%, 12/15/32	600,000	535,798
Realty Income Corp., 5.125%, 2/15/34	1,000,000	1,025,958
Simon Property Group LP, 5.500%, 3/08/33	1,000,000	1,057,304
State Street Bank & Trust Co., 4.594%, 11/25/26	2,000,000	2,016,682
State Street Bank & Trust Co., SOFR + 0.460%, 4.692%, 11/25/26 ‡	450,000	450,702
State Street Corp., SOFR + 0.640%, 4.946%, 10/22/27 ‡	5,120,000	5,136,288
State Street Corp., 4.993%, 3/18/27	1,000,000	1,016,032
State Street Corp., SOFR + 0.845%, 5.118%, 8/03/26 ‡	4,000,000	4,016,574
Wells Fargo Bank NA, 5.254%, 12/11/26	4,500,000	4,566,529
Wells Fargo Bank NA, SOFR + 1.060%, 5.330%, 8/07/26 ‡	2,924,000	2,940,826
Wells Fargo Bank NA, 5.450%, 8/07/26	5,000,000	5,056,885
		112,297,449
Industrial — 1.5%
Amphenol Corp., 5.250%, 4/05/34	600,000	626,252
Avnet, Inc., 5.500%, 6/01/32	3,000,000	3,058,619
Caterpillar Financial Services Corp., SOFR + 0.520%, 4.731%, 3/03/28 ‡	3,105,000	3,112,063
		6,796,934
Technology — 3.8%
Accenture Capital, Inc., 4.500%, 10/04/34	5,000,000	4,934,943
IBM International Capital Pte. Ltd., 4.900%, 2/05/34	3,000,000	3,041,380
Intel Corp., 5.150%, 2/21/34	2,000,000	2,028,512
Texas Instruments, Inc., 1.900%, 9/15/31	8,401,000	7,422,149
		17,426,984

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2025 (Unaudited) (Continued)

	FACE AMOUNT	VALUE†
CORPORATE BONDS AND NOTES (Continued)
Utilities — 2.2%
Georgia Power Co., 5.250%, 3/15/34	$2,600,000	$2,683,219
NextEra Energy Capital Holdings, Inc., 5.250%, 3/15/34	3,000,000	3,082,314
NextEra Energy Capital Holdings, Inc., 5.300%, 3/15/32	1,000,000	1,039,401
Virginia Electric & Power Co., 5.000%, 1/15/34	3,000,000	3,037,838
		9,842,772
TOTAL CORPORATE BONDS AND NOTES (Identified Cost $231,138,106)		235,558,740
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 33.4%
Sovereign — 0.5%
Federal Home Loan Mortgage Corp., SOFR + 0.220%, 4.350%, 5/23/28 ‡	2,339,000	2,346,278
U.S. Treasury Securities — 32.9%
U.S. Treasury Floating Rate Notes, 3 mo. Treasury Money Market Yield + 0.098%, 3.997%, 1/31/27 ‡	19,000,000	18,980,288
U.S. Treasury Floating Rate Notes, 3 mo. Treasury Money Market Yield + 0.160%, 4.059%, 4/30/27 ‡	25,000,000	24,991,172
U.S. Treasury Floating Rate Notes, 3 mo. Treasury Money Market Yield + 0.170%, 4.069%, 10/31/25 ‡	12,000,000	11,997,969
U.S. Treasury Floating Rate Notes, 3 mo. Treasury Money Market Yield + 0.245%, 4.144%, 1/31/26 ‡	4,250,000	4,250,073
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/26	16,441,208	16,385,631
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/26	23,643,000	23,515,287
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/27	24,026,100	23,696,084
U.S. Treasury Inflation-Indexed Notes, 0.250%, 7/15/29	6,314,300	6,127,731
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/27	19,147,975	19,022,344
		148,966,579
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Identified Cost $151,052,776)		151,312,857

	SHARES
SHORT-TERM INVESTMENTS — 0.3%
Investment Company — 0.3%
State Street Institutional U.S. Government Money Market Fund 3.840%	1,511,081	1,511,081
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,511,081)		1,511,081

VALUE†
Total Investments — 99.4%
(Identified Cost $445,810,156)	$450,810,556
Cash and Other Assets, Less Liabilities — 0.6%	2,526,492
Net Assets — 100.0%	$453,337,048

†	See Note 1
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at September 30, 2025 amounted to $52,311,180 or 11.54% of the net assets of the Fund.
‡	Floating rate or variable rate note. Rate shown is as of September 30, 2025.

Key to abbreviations:

SOFR — Secured Overnight Financing Rate

The accompanying notes are an integral part of these portfolio of investments.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2025 (Unaudited)

	FACE AMOUNT		VALUE†
BONDS AND NOTES — 98.7%
Australia — 7.4%
Australia & New Zealand Banking Group Ltd., (3-mo. Swap + 0.830%), 4.406%, 3/31/26 ‡	AUD	1,500,000	$995,319
Australia & New Zealand Banking Group Ltd., (3-mo. Swap + 0.920%), 4.582%, 11/04/25 ‡	AUD	2,500,000	1,655,206
Australia & New Zealand Banking Group Ltd., (SOFR + 0.620%), 4.805%, 6/18/28 ‡±	USD	2,000,000	2,008,593
Australia & New Zealand Banking Group Ltd., (SOFR + 0.650%), 4.831%, 9/30/27 ‡±	USD	713,000	717,088
Australia & New Zealand Banking Group Ltd., (3-mo. Swap + 1.200%), 4.862%, 11/04/27 ‡	AUD	500,000	335,720
Australia & New Zealand Banking Group Ltd., (SOFR + 0.810%), 5.129%, 1/18/27 ‡±	USD	1,900,000	1,912,519
Commonwealth Bank of Australia, (SOFR + 0.460%), 4.701%, 11/27/26 ‡±	USD	2,750,000	2,756,047
Commonwealth Bank of Australia, (SOFR + 0.640%), 4.840%, 3/14/28 ‡±	USD	3,360,000	3,377,832
Commonwealth Bank of Australia, (3-mo. Swap + 1.150%), 4.867%, 1/13/28 ‡	AUD	1,500,000	1,006,356
Macquarie Bank Ltd., (SOFR + 0.740%), 4.943%, 6/12/28 ‡±	USD	1,300,000	1,307,025
National Australia Bank Ltd., (3-mo. Swap + 0.780%), 4.414%, 5/12/26 ‡	AUD	1,500,000	995,726
National Australia Bank Ltd., (3-mo. Swap + 1.200%), 4.755%, 11/25/27 ‡	AUD	500,000	335,680
National Australia Bank Ltd., (SOFR + 0.620%), 4.825%, 6/11/27 ‡±	USD	5,969,000	5,997,158
National Australia Bank Ltd., (SOFR + 0.650%), 4.850%, 6/13/28 ‡±	USD	2,200,000	2,213,564
National Australia Bank Ltd., (SOFR + 0.790%), 5.121%, 1/14/30 ‡±	USD	3,000,000	3,034,393
New South Wales Treasury Corp., 1.750%, 3/20/34	AUD	4,000,000	2,101,691
Queensland Treasury Corp., 1.750%, 7/20/34	AUD	4,500,000	2,326,706
Treasury Corp. of Victoria, 2.250%, 9/15/33	AUD	6,000,000	3,335,524
Westpac Banking Corp., (3-mo. Swap + 0.750%), 4.340%, 2/16/26 ‡	AUD	1,000,000	662,884
Westpac Banking Corp., (3-mo. Swap + 0.980%), 4.570%, 2/16/28 ‡	AUD	500,000	334,331
Westpac Banking Corp., (SOFR + 0.820%), 5.002%, 7/01/30 ‡	USD	300,000	303,079

	FACE AMOUNT		VALUE†
Westpac Banking Corp., (SOFR + 0.810%), 5.133%, 4/16/29 ‡	USD	2,790,000	$2,816,705
			40,529,146
Belgium — 2.2%
Kingdom of Belgium Government Bonds, 2.850%, 10/22/34	EUR	2,800,000	3,205,322
Ministeries Van de Vlaamse Gemeenschap, 3.125%, 6/22/34	EUR	7,300,000	8,465,911
			11,671,233
Canada — 17.9%
CPPIB Capital, Inc., 4.300%, 6/02/34	CAD	10,000,000	7,585,629
CPPIB Capital, Inc., (SOFR + 1.250%), 5.448%, 3/11/26 ‡±	USD	250,000	251,243
OMERS Finance Trust, 3.250%, 1/28/35	EUR	2,000,000	2,336,890
Ontario Teachers' Finance Trust, 1.850%, 5/03/32 ±	EUR	2,619,000	2,870,147
Province of Alberta Canada, 3.125%, 10/16/34	EUR	2,500,000	2,921,897
Province of Alberta Canada, 4.150%, 6/01/33	CAD	12,800,000	9,691,404
Province of British Columbia Canada, 4.150%, 6/18/34	CAD	18,300,000	13,737,913
Province of Manitoba Canada, 3.800%, 6/02/33	CAD	9,000,000	6,637,773
Province of Manitoba Canada, 4.250%, 6/02/34	CAD	11,000,000	8,297,029
Province of Manitoba Canada, 4.850%, 8/28/34	AUD	2,000,000	1,308,988
Province of Ontario Canada, 3.650%, 6/02/33	CAD	14,000,000	10,251,698
Province of Ontario Canada, 4.150%, 6/02/34	CAD	6,600,000	4,960,452
Province of Ontario Canada, 5.350%, 5/08/34	AUD	2,000,000	1,357,067
Province of Quebec Canada, 3.600%, 9/01/33	CAD	5,000,000	3,639,524
Province of Quebec Canada, 4.450%, 9/01/34	CAD	10,000,000	7,661,033
Province of Saskatchewan Canada, 3.300%, 5/08/34	EUR	6,600,000	7,812,473
PSP Capital, Inc., 3.250%, 7/02/34	EUR	5,000,000	5,892,958
			97,214,118
Denmark — 2.0%
Novo Nordisk Finance Netherlands BV, 3.375%, 5/21/34	EUR	9,400,000	11,121,030

Finland — 2.3%
Kuntarahoitus OYJ, (SOFR + 1.000%), 5.290%, 2/02/29 ‡	USD	7,500,000	7,634,840
Nordea Bank Abp, (SOFR + 0.740%), 4.896%, 3/19/27 ‡±	USD	5,000,000	5,025,561
			12,660,401
France — 8.8%
Agence Francaise de Developpement EPIC, 3.000%, 1/17/34	EUR	5,000,000	5,690,731

The accompanying notes are an integral part of these portfolio of investments.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2025 (Unaudited) (Continued)

	FACE AMOUNT		VALUE†
BONDS AND NOTES (Continued)
France (Continued)
Agence France Locale, 3.125%, 3/20/34 @	EUR	13,500,000	$15,489,463
Bpifrance SACA, 3.375%, 5/25/34	EUR	7,000,000	8,156,164
Caisse des Depots et Consignations, (SOFR + 0.340%), 4.632%, 5/03/26 ‡	USD	4,800,000	4,796,777
Gestion Securite de Stocks Securite SA, 3.000%, 11/25/31	EUR	1,000,000	1,165,963
LVMH Moet Hennessy Louis Vuitton SE, 2.625%, 3/07/29	EUR	3,000,000	3,525,048
LVMH Moet Hennessy Louis Vuitton SE, 3.000%, 3/07/32	EUR	2,000,000	2,350,715
Regie Autonome des Transports Parisiens EPIC, 3.250%, 4/11/33	EUR	1,000,000	1,161,310
Societe Des Grands Projets EPIC, 1.125%, 5/25/34	EUR	2,000,000	1,949,844
Societe Nationale SNCF SACA, 3.375%, 5/25/33	EUR	3,000,000	3,533,549
			47,819,564
Germany — 0.3%
Deutsche Boerse AG, 3.875%, 9/28/33	EUR	1,300,000	1,596,017
Netherlands — 3.4%
BNG Bank NV, 2.750%, 8/28/34	EUR	5,000,000	5,764,925
Cooperatieve Rabobank UA, (3-mo. Swap + 0.880%), 4.439%, 5/22/26 ‡	AUD	700,000	464,779
Cooperatieve Rabobank UA, (SOFR + 0.710%), 4.910%, 3/05/27 ‡	USD	500,000	502,382
Cooperatieve Rabobank UA, (SOFR + 0.900%), 5.245%, 10/05/26 ‡	USD	1,110,000	1,116,600
Enexis Holding NV, 0.625%, 6/17/32	EUR	2,250,000	2,245,830
Enexis Holding NV, 0.750%, 7/02/31	EUR	4,000,000	4,142,007
Enexis Holding NV, 3.625%, 6/12/34	EUR	2,000,000	2,402,512
Shell International Finance BV, 1.875%, 4/07/32	EUR	1,800,000	1,961,791
			18,600,826
New Zealand — 3.4%
New Zealand Government Bonds, 2.000%, 5/15/32	NZD	30,000,000	15,589,319
New Zealand Local Government Funding Agency Bonds, 5.000%, 3/08/34	AUD	4,500,000	3,007,665
			18,596,984
Norway — 2.8%
Kommunalbanken AS, (SOFR + 1.000%), 5.179%, 6/17/26 ‡	USD	15,300,000	15,380,731

	FACE AMOUNT		VALUE†
Singapore — 2.2%
DBS Group Holdings Ltd., (SOFR + 0.600%), 4.789%, 3/21/28 ‡±	USD	3,400,000	$3,412,526
DBS Group Holdings Ltd., (SOFR + 0.600%), 4.789%, 3/21/28 ‡	USD	1,200,000	1,204,421
DBS Group Holdings Ltd., (SOFR + 0.650%), 4.839%, 3/21/30 ‡	USD	5,100,000	5,115,375
United Overseas Bank Ltd., (3-mo. Swap + 0.590%), 4.291%, 10/27/25 ‡	AUD	3,500,000	2,316,715
			12,049,037
Supranational — 14.6%
Asian Development Bank, (SOFR + 0.300%), 4.463%, 6/20/28 ‡	USD	2,000,000	2,000,152
Asian Development Bank, 4.800%, 1/17/33	AUD	5,000,000	3,354,488
Asian Development Bank, (SOFR + 1.000%), 5.234%, 8/27/26 ‡	USD	2,896,000	2,918,155
Asian Development Bank, (SOFR + 1.000%), 5.357%, 4/06/27 ‡	USD	200,000	202,268
Asian Infrastructure Investment Bank (The), (SOFR + 0.620%), 4.879%, 8/16/27 ‡	USD	5,000,000	5,033,213
European Bank for Reconstruction & Development, (SOFR + 0.190%), 4.518%, 4/14/26 ‡	USD	3,126,000	3,125,448
European Bank for Reconstruction & Development, (SOFR + 0.330%), 4.581%, 2/20/28 ‡	USD	10,000,000	10,012,356
European Investment Bank, (SOFR + 0.320%), 4.586%, 8/14/29 ‡	USD	2,000,000	2,002,171
European Investment Bank, (SOFR + 1.000%), 5.236%, 5/21/28 ‡	USD	3,800,000	3,865,824
European Union, 3.000%, 12/04/34	EUR	5,000,000	5,853,817
Inter-American Development Bank, (SOFR + 0.270%), 4.433%, 3/20/28 ‡	USD	2,000,000	1,999,352
Inter-American Development Bank, (SOFR + 0.280%), 4.615%, 4/12/27 ‡	USD	1,000,000	1,001,036
Inter-American Development Bank, (SOFR + 0.370%), 4.664%, 8/01/29 ‡	USD	4,000,000	4,002,034
Inter-American Development Bank, (SOFR + 0.350%), 4.707%, 10/04/27 ‡	USD	5,483,000	5,493,563

The accompanying notes are an integral part of these portfolio of investments.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2025 (Unaudited) (Continued)

	FACE AMOUNT		VALUE†
BONDS AND NOTES (Continued)
Supranational (Continued)
Inter-American Development Bank, (SOFR + 0.350%), 4.707%, 10/05/28 ‡	USD	3,020,000	$3,023,417
International Bank for Reconstruction & Development, 4.200%, 4/21/33	AUD	2,000,000	1,285,987
International Bank for Reconstruction & Development, (SOFR + 0.180%), 4.365%, 6/15/26 ‡	USD	1,500,000	1,500,735
International Bank for Reconstruction & Development, (SOFR + 0.270%), 4.455%, 6/15/27 @‡	USD	8,500,000	8,507,178
International Bank for Reconstruction & Development, (SOFR + 0.430%), 4.683%, 8/19/27 ‡	USD	3,650,000	3,662,712
International Bank for Reconstruction & Development, (SOFR + 0.370%), 4.705%, 1/12/27 ‡	USD	1,000,000	1,001,591
International Finance Corp., 3.635%, 8/26/33	AUD	500,000	308,220
Nordic Investment Bank, (SOFR + 0.290%), 4.647%, 10/04/27 ‡±	USD	8,325,000	8,330,279
Nordic Investment Bank, (SOFR + 1.000%), 5.271%, 5/12/26 ‡	USD	1,050,000	1,055,276
			79,539,272
Sweden — 1.2%
Svensk Exportkredit AB, (SOFR + 1.000%), 5.286%, 5/05/27 ‡	USD	3,000,000	3,030,996
Svensk Exportkredit AB, (SOFR + 1.000%), 5.290%, 8/03/26 ‡	USD	1,835,000	1,846,998
Swedbank AB, (SOFR + 1.030%), 5.269%, 11/20/29 ‡±	USD	1,700,000	1,723,066
			6,601,060
United States — 30.2%
Berkshire Hathaway Finance Corp., 2.000%, 3/18/34	EUR	10,000,000	10,723,794
Blackrock, Inc., 4.750%, 5/25/33	USD	5,000,000	5,112,015
Chevron USA, Inc., (SOFR + 0.470%), 4.699%, 2/26/28 ‡	USD	2,000,000	2,003,047
Eli Lilly & Co., (SOFR + 0.530%), 4.749%, 10/15/28 ‡	USD	6,200,000	6,212,056
Exxon Mobil Corp., 0.835%, 6/26/32	EUR	6,900,000	6,984,850
Federal Farm Credit Banks Funding Corp., (SOFR + 0.120%), 4.250%, 7/10/26 ‡	USD	2,000,000	2,001,416
Federal Farm Credit Banks Funding Corp., (SOFR + 0.130%), 4.260%, 8/12/26 ‡	USD	780,000	780,538
Federal Home Loan Mortgage Corp., (SOFR + 0.220%), 4.350%, 5/23/28 ‡	USD	1,000,000	1,003,111
Morgan Stanley Bank NA, (SOFR + 1.165%), 5.455%, 10/30/26 ‡	USD	5,250,000	5,301,401

	FACE AMOUNT		VALUE†
National Securities Clearing Corp., (SOFR + 0.570%), 4.809%, 5/20/27 ‡±	USD	1,500,000	$1,506,095
Nestle Finance International Ltd., 2.875%, 1/14/32	EUR	102,000	119,783
Procter & Gamble Co. (The), 3.200%, 4/29/34	EUR	4,500,000	5,339,561
Roche Holdings, Inc., (SOFR + 0.740%), 4.995%, 11/13/26 ‡±	USD	1,050,000	1,055,386
Sanofi SA, 2.750%, 3/11/31	EUR	5,200,000	6,065,531
State Street Corp., (SOFR + 0.640%), 4.946%, 10/22/27 ‡	USD	3,560,000	3,571,325
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/26	USD	23,051,925	22,927,404
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/30	USD	12,555,500	11,992,955
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/30	USD	17,638,880	16,778,767
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/31	USD	13,650,120	12,824,299
U.S. Treasury Inflation-Indexed Notes, 0.250%, 7/15/29	USD	16,417,180	15,932,100
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/27	USD	25,750,725	25,581,773
Wells Fargo Bank NA, (SOFR + 1.070%), 5.252%, 12/11/26 ‡	USD	385,000	388,150
			164,205,357
TOTAL BONDS AND NOTES (Identified Cost $525,570,881)			537,584,776

	SHARES
SHORT-TERM INVESTMENTS — 3.5%
Investment Company — 0.4%
State Street Institutional U.S. Government Money Market Fund 3.840%	2,126,487	2,126,487
Collateral For Securities On Loan — 3.1%
State Street Navigator Securities Lending Government Money Market Portfolio 4.180%	16,784,490	16,784,490
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $18,910,977)		18,910,977
Total Investments — 102.2%
(Identified Cost $544,481,858)		556,495,753
Liabilities in excess of Cash and Other Assets — (2.2%)		(11,778,897)
Net Assets — 100.0%		$544,716,856

†	See Note 1
‡	Floating rate or variable rate note. Rate shown is as of September 30, 2025.
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at September 30, 2025 amounted to $47,498,519 or 8.72% of the net assets of the Fund.
@	A portion or all of the security were held on loan. As of September 30, 2025, the market value of the securities on loan was $16,263,044.

Key to abbreviations:

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro Currency

NZD — New Zealand Dollar

SOFR — Secured Overnight Financing Rate

USD — U.S. Dollar

The accompanying notes are an integral part of these portfolio of investments.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2025 (Unaudited) (Continued)

Forward Foreign Currency Exchange Contracts sold outstanding as of September 30, 2025

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Total Value	Unrealized Appreciation	Unrealized Depreciation
10/06/25	USD	356,748	NZD	605,819	State Street Bank & Trust Co.	$351,272	$5,475	$—
10/10/25	USD	14,632,380	EUR	12,485,174	State Street Bank & Trust Co.	14,665,419	—	(33,039)
10/14/25	USD	23,613,038	AUD	35,889,731	State Street Bank & Trust Co.	23,752,460	—	(139,422)
10/23/25	USD	8,120,530	NZD	13,400,232	State Street Bank & Trust Co.	7,774,998	345,533	—
10/24/25	USD	19,069,694	AUD	28,788,754	State Street Bank & Trust Co.	19,055,602	14,091	—
10/24/25	USD	7,346,465	NZD	12,629,145	State Street Bank & Trust Co.	7,327,895	18,570	—
10/27/25	USD	13,277,788	CAD	18,331,470	State Street Bank & Trust Co.	13,188,444	89,344	—
10/27/25	USD	20,129,724	EUR	17,101,038	State Street Bank & Trust Co.	20,108,028	21,696	—
10/28/25	USD	60,089,569	CAD	82,976,172	State Street Bank & Trust Co.	59,699,472	390,097	—
10/30/25	USD	57,562,729	EUR	49,250,753	State Street Bank & Trust Co.	57,921,373	—	(358,644)
11/21/25	USD	50,427,895	EUR	42,511,064	State Street Bank & Trust Co.	50,056,725	371,170	—
12/18/25	USD	207,422	NZD	352,869	State Street Bank & Trust Co.	205,181	2,242	—
							$1,258,218	$(531,105)

Forward Foreign Currency Exchange Contracts purchased outstanding as of September 30, 2025

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Total Value	Unrealized Appreciation	Unrealized Depreciation
10/14/25	AUD	22,955,680	USD	14,967,770	State Street Bank & Trust Co.	$15,192,476	$224,706	$—
							$224,706	$—
Total							$1,482,924	$(531,105)

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2025 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 95.5%
Aerospace & Defense — 1.7%
ATI, Inc. *	1,233	$100,292
Axon Enterprise, Inc. *	500	358,820
Boeing Co. (The) *	8,201	1,770,022
BWX Technologies, Inc.	1,200	221,244
Curtiss-Wright Corp.	374	203,060
General Dynamics Corp.	2,229	760,089
General Electric Co.	2,729	820,938
HEICO Corp.	574	185,299
HEICO Corp., Class A	576	146,356
Howmet Aerospace, Inc.	1,946	381,864
Huntington Ingalls Industries, Inc.	544	156,623
Kratos Defense & Security Solutions, Inc. *	768	70,172
L3Harris Technologies, Inc.	1,219	372,295
Lockheed Martin Corp.	4,102	2,047,759
Moog, Inc., Class A	182	37,796
Northrop Grumman Corp.	1,328	809,177
Rocket Lab Corp. *@	962	46,089
RTX Corp.	12,932	2,163,911
Textron, Inc.	2,582	218,153
TransDigm Group, Inc.	731	963,473
Woodward, Inc.	586	148,088
		11,981,520
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc.	2,534	335,502
Expeditors International of Washington, Inc.	2,033	249,226
FedEx Corp.	4,493	1,059,494
United Parcel Service, Inc., Class B	14,446	1,206,674
		2,850,896
Automobile Components — 0.1%
Aptiv PLC *	2,924	252,107
Autoliv, Inc.	1,465	180,927
BorgWarner, Inc.	3,685	161,993
		595,027
Automobiles — 1.3%
Ford Motor Co.	8,430	100,823
General Motors Co.	6,389	389,538
Rivian Automotive, Inc., Class A *	3,399	49,897
Tesla, Inc. *	18,853	8,384,306
		8,924,564
Beverages — 1.2%
Brown-Forman Corp., Class B	4,083	110,568
Celsius Holdings, Inc. *	1,188	68,298
Coca-Cola Co. (The)	57,587	3,819,170
Coca-Cola Consolidated, Inc.	1,320	154,651
Constellation Brands, Inc., Class A	1,757	236,615
Keurig Dr Pepper, Inc.	3,375	86,096
Molson Coors Beverage Co., Class B	1,400	63,350
Monster Beverage Corp. *	7,146	480,997
PepsiCo, Inc.	26,459	3,715,902
		8,735,647
Biotechnology — 2.4%
AbbVie, Inc.	34,482	7,983,962
Alnylam Pharmaceuticals, Inc. *	1,198	546,288
Amgen, Inc.	11,547	3,258,564
Biogen, Inc. *	1,615	226,229
BioMarin Pharmaceutical, Inc. *	1,169	63,313
Exact Sciences Corp. *	1,421	77,743
Exelixis, Inc. *	3,578	147,771
Gilead Sciences, Inc.	20,025	2,222,775
GRAIL, Inc. *	262	15,492
Halozyme Therapeutics, Inc. *	3,014	221,047
	SHARES	VALUE†
Incyte Corp. *	894	$75,820
Insmed, Inc. *	516	74,309
Natera, Inc. *	327	52,637
Neurocrine Biosciences, Inc. *	608	85,351
Regeneron Pharmaceuticals, Inc.	639	359,291
United Therapeutics Corp. *	544	228,050
Vertex Pharmaceuticals, Inc. *	2,429	951,294
		16,589,936
Broadline Retail — 4.0%
Amazon.com, Inc. *	123,510	27,119,091
Coupang, Inc. *	6,806	219,153
eBay, Inc.	6,141	558,524
Etsy, Inc. *	1,250	82,988
Ollie's Bargain Outlet Holdings, Inc. *	691	88,724
		28,068,480
Building Products — 0.6%
A.O. Smith Corp.	1,521	111,657
AAON, Inc. @	521	48,682
Advanced Drainage Systems, Inc.	200	27,740
Allegion PLC	2,478	439,473
Armstrong World Industries, Inc.	243	47,631
Builders FirstSource, Inc. *	2,521	305,671
Carlisle Cos., Inc.	646	212,508
Carrier Global Corp.	5,139	306,798
Fortune Brands Innovations, Inc.	1,834	97,917
Johnson Controls International PLC	580	63,771
Lennox International, Inc.	617	326,615
Masco Corp.	4,275	300,917
Owens Corning	1,113	157,445
Simpson Manufacturing Co., Inc.	116	19,426
Trane Technologies PLC	3,115	1,314,406
Trex Co., Inc. *	1,678	86,702
UFP Industries, Inc.	812	75,914
Zurn Elkay Water Solutions Corp.	642	30,193
		3,973,466
Capital Markets — 2.7%
Affiliated Managers Group, Inc.	600	143,058
Ameriprise Financial, Inc.	1,535	754,069
Ares Management Corp., Class A	1,606	256,783
Bank of New York Mellon Corp. (The)	4,707	512,875
Blackrock, Inc.	1,265	1,474,826
Blackstone, Inc.	6,683	1,141,791
Carlyle Group, Inc. (The)	1,219	76,431
Cboe Global Markets, Inc.	1,028	252,117
Charles Schwab Corp. (The)	14,444	1,378,969
CME Group, Inc.	2,477	669,261
Coinbase Global, Inc., Class A *	739	249,405
Evercore, Inc., Class A	400	134,928
FactSet Research Systems, Inc.	506	144,964
Franklin Resources, Inc.	2,732	63,191
Goldman Sachs Group, Inc. (The)	2,257	1,797,362
Hamilton Lane, Inc., Class A	723	97,453
Houlihan Lokey, Inc.	916	188,073
Interactive Brokers Group, Inc., Class A	3,848	264,781
Intercontinental Exchange, Inc.	3,821	643,762
Invesco Ltd.	2,611	59,896
Janus Henderson Group PLC	1,850	82,343
Jefferies Financial Group, Inc.	1,620	105,980
KKR & Co., Inc.	5,286	686,916
Lazard, Inc.	365	19,265
LPL Financial Holdings, Inc.	1,322	439,816
MarketAxess Holdings, Inc.	627	109,255
Moody's Corp.	2,623	1,249,807
Morgan Stanley	13,418	2,132,925

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Capital Markets (Continued)
Morningstar, Inc.	304	$70,531
MSCI, Inc.	996	565,140
Nasdaq, Inc.	3,887	343,805
Northern Trust Corp.	1,618	217,783
PJT Partners, Inc., Class A	284	50,475
Raymond James Financial, Inc.	1,873	323,280
Robinhood Markets, Inc., Class A *	1,886	270,037
S&P Global, Inc.	2,043	994,349
SEI Investments Co.	1,932	163,930
State Street Corp.	1,628	188,864
Stifel Financial Corp.	1,678	190,403
T Rowe Price Group, Inc.	3,705	380,281
Tradeweb Markets, Inc., Class A	325	36,069
		18,925,249
Chemicals — 1.0%
Air Products & Chemicals, Inc.	2,422	660,528
Albemarle Corp.	956	77,512
Axalta Coating Systems Ltd. *	1,604	45,906
Cabot Corp.	991	75,366
Celanese Corp.	1,241	52,221
CF Industries Holdings, Inc.	2,192	196,622
Corteva, Inc.	5,428	367,096
Dow, Inc.	2,782	63,791
DuPont de Nemours, Inc.	1,434	111,709
Eastman Chemical Co.	1,476	93,062
Ecolab, Inc.	3,281	898,535
Element Solutions, Inc. @	1,684	42,386
International Flavors & Fragrances, Inc.	2,270	139,696
Linde PLC	4,857	2,307,075
LyondellBasell Industries NV, Class A	3,118	152,907
Mosaic Co. (The)	3,485	120,860
PPG Industries, Inc.	3,241	340,661
RPM International, Inc.	1,681	198,156
Sherwin Williams Co. (The)	3,806	1,317,866
		7,261,955
Commercial Banks — 2.6%
Bank of America Corp.	51,509	2,657,349
BOK Financial Corp.	300	33,432
Cadence Bank	2,969	111,456
Citigroup, Inc.	5,386	546,679
Citizens Financial Group, Inc.	454	24,135
Comerica, Inc.	957	65,574
Commerce Bancshares, Inc.	2,628	157,049
Cullen/Frost Bankers, Inc.	699	88,612
East West Bancorp, Inc.	1,577	167,872
Fifth Third Bancorp	6,863	305,747
First Citizens Bancshares, Inc., Class A	112	200,386
First Horizon Corp.	3,862	87,320
FNB Corp.	5,930	95,532
Home BancShares, Inc.	1,840	52,072
Huntington Bancshares, Inc.	7,352	126,969
JPMorgan Chase & Co.	26,830	8,462,987
KeyCorp	4,839	90,441
M&T Bank Corp.	522	103,158
Old National Bancorp	2,043	44,844
Pinnacle Financial Partners, Inc.	731	68,560
PNC Financial Services Group, Inc. (The)	2,775	557,581
Popular, Inc.	1,642	208,550
	SHARES	VALUE†
Prosperity Bancshares, Inc.	1,026	$68,075
Regions Financial Corp.	3,661	96,540
Southstate Bank Corp.	400	39,548
Synovus Financial Corp.	1,811	88,884
Truist Financial Corp.	3,912	178,857
U.S. Bancorp	16,477	796,333
UMB Financial Corp.	355	42,014
Webster Financial Corp.	377	22,409
Wells Fargo & Co.	31,501	2,640,414
Western Alliance Bancorp	1,740	150,893
Wintrust Financial Corp.	600	79,464
Zions Bancorp NA	2,092	118,365
		18,578,101
Commercial Services & Supplies — 0.7%
Casella Waste Systems, Inc., Class A *	549	52,089
Cintas Corp.	5,855	1,201,797
Clean Harbors, Inc. *	770	178,809
Copart, Inc. *	8,667	389,755
MSA Safety, Inc.	600	103,242
Republic Services, Inc.	2,839	651,494
Rollins, Inc.	4,629	271,908
Tetra Tech, Inc.	3,200	106,816
Veralto Corp.	2,108	224,734
Waste Management, Inc.	6,499	1,435,174
		4,615,818
Communications Equipment — 1.0%
Arista Networks, Inc. *	10,420	1,518,298
Ciena Corp. *	2,569	374,226
Cisco Systems, Inc.	48,649	3,328,565
F5, Inc. *	679	219,446
Motorola Solutions, Inc.	2,888	1,320,654
		6,761,189
Computers & Peripherals — 6.1%
Apple, Inc.	156,352	39,811,910
Dell Technologies, Inc., Class C	3,734	529,369
Hewlett Packard Enterprise Co.	6,204	152,370
HP, Inc.	16,520	449,839
NetApp, Inc.	4,285	507,601
Pure Storage, Inc., Class A *	2,027	169,883
Sandisk Corp. *	821	92,116
Seagate Technology Holdings PLC	2,763	652,234
Super Micro Computer, Inc. *@	1,322	63,377
Western Digital Corp.	2,465	295,948
		42,724,647
Construction & Engineering — 0.3%
AECOM	1,355	176,787
API Group Corp. *	2,782	95,618
Comfort Systems USA, Inc.	533	439,821
EMCOR Group, Inc.	656	426,098
Everus Construction Group, Inc. *	1	86
Fluor Corp. *	831	34,960
MasTec, Inc. *	736	156,628
Quanta Services, Inc.	1,453	602,152
Sterling Infrastructure, Inc. *@	349	118,548
Valmont Industries, Inc.	200	77,546
		2,128,244
Construction Materials — 0.1%
CRH PLC	936	112,226
Eagle Materials, Inc.	548	127,706

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Construction Materials (Continued)
Martin Marietta Materials, Inc.	582	$366,823
Vulcan Materials Co.	1,521	467,890
		1,074,645
Consumer Finance — 0.5%
Ally Financial, Inc.	1,983	77,734
American Express Co.	7,231	2,401,849
Capital One Financial Corp.	4,154	883,057
Credit Acceptance Corp. *@	86	40,156
FirstCash Holdings, Inc.	286	45,308
OneMain Holdings, Inc.	677	38,223
SLM Corp.	800	22,144
SoFi Technologies, Inc. *	6,056	160,000
Synchrony Financial	2,776	197,235
		3,865,706
Consumer Staples Distribution & Retail — 2.2%
Albertsons Cos., Inc., Class A	714	12,502
BJ's Wholesale Club Holdings, Inc. *	2,341	218,298
Casey's General Stores, Inc.	421	238,000
Costco Wholesale Corp.	5,707	5,282,571
Dollar General Corp.	4,801	496,183
Dollar Tree, Inc. *	1,472	138,913
Kroger Co. (The)	10,198	687,447
Performance Food Group Co. *	1,336	138,998
Sprouts Farmers Market, Inc. *	1,478	160,806
Sysco Corp.	9,579	788,735
Target Corp.	10,013	898,166
U.S. Foods Holding Corp. *	1,600	122,592
Walmart, Inc.	59,102	6,091,052
		15,274,263
Containers & Packaging — 0.2%
Amcor PLC	32,254	263,838
AptarGroup, Inc.	845	112,943
Avery Dennison Corp.	2,080	337,314
Ball Corp.	3,018	152,167
Crown Holdings, Inc.	1,714	165,555
Graphic Packaging Holding Co.	4,358	85,286
International Paper Co.	4,336	201,190
Packaging Corp. of America	1,211	263,913
Smurfit WestRock PLC	1	43
		1,582,249
Distributors — 0.1%
Genuine Parts Co.	2,179	302,009
LKQ Corp.	4,303	131,414
Pool Corp.	629	195,034
		628,457
Diversified Consumer Services — 0.1%
ADT, Inc.	3,988	34,736
Bright Horizons Family Solutions, Inc. *	639	69,376
Duolingo, Inc. *	94	30,253
H&R Block, Inc.	2,885	145,894
Service Corp. International	2,063	171,683
		451,942
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	55,778	1,575,171
GCI Liberty, Inc., Class A *	7	263
GCI Liberty, Inc., Class C *	208	7,752
Sunrise Communications AG, Class A, ADR *	408	23,982
Verizon Communications, Inc.	61,277	2,693,124
		4,300,292
	SHARES	VALUE†
Electric Utilities — 1.8%
Alliant Energy Corp.	4,621	$311,502
American Electric Power Co., Inc.	8,417	946,912
Constellation Energy Corp.	4,016	1,321,545
Duke Energy Corp.	12,780	1,581,525
Edison International	5,709	315,594
Entergy Corp.	5,738	534,724
Evergy, Inc.	3,652	277,625
Eversource Energy	5,876	418,019
Exelon Corp.	15,965	718,585
FirstEnergy Corp.	5,602	256,684
IDACORP, Inc.	647	85,501
NextEra Energy, Inc.	26,790	2,022,377
NRG Energy, Inc.	5,256	851,209
OGE Energy Corp.	3,314	153,339
PG&E Corp.	2,100	31,668
Pinnacle West Capital Corp.	1,978	177,347
PPL Corp. @	9,200	341,872
Southern Co. (The)	17,830	1,689,749
Xcel Energy, Inc.	9,222	743,754
		12,779,531
Electrical Equipment — 0.7%
Acuity, Inc.	354	121,914
AMETEK, Inc.	2,250	423,000
Eaton Corp. PLC	4,909	1,837,193
Emerson Electric Co.	5,965	782,489
GE Vernova, Inc.	682	419,362
Generac Holdings, Inc. *	668	111,823
Hubbell, Inc.	711	305,950
NEXTracker, Inc., Class A *	947	70,069
nVent Electric PLC	1,736	171,239
Regal Rexnord Corp.	1,098	157,497
Rockwell Automation, Inc.	1,446	505,420
Vertiv Holdings Co., Class A	1,257	189,631
		5,095,587
Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp., Class A	15,711	1,944,236
Arrow Electronics, Inc. *	830	100,430
Badger Meter, Inc.	331	59,110
CDW Corp.	2,939	468,124
Cognex Corp.	252	11,416
Coherent Corp. *	812	87,469
Corning, Inc.	7,941	651,400
Fabrinet *	506	184,498
Flex Ltd. *	5,442	315,473
Jabil, Inc.	2,109	458,011
Keysight Technologies, Inc. *	1,680	293,865
Ralliant Corp.	749	32,754
TD SYNNEX Corp.	836	136,895
TE Connectivity PLC	3,575	784,820
Teledyne Technologies, Inc. *	315	184,602
Trimble, Inc. *	1,892	154,482
Vontier Corp.	3,024	126,917
Zebra Technologies Corp., Class A *	374	111,138
		6,105,640
Energy Equipment & Services — 0.1%
Baker Hughes Co.	3,464	168,766
Halliburton Co.	2,470	60,762
Schlumberger NV	9,537	327,787
TechnipFMC PLC	4,963	195,790
		753,105
Entertainment — 1.5%
Atlanta Braves Holdings, Inc., Class C *	58	2,412

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Entertainment (Continued)
Electronic Arts, Inc.	2,343	$472,583
Liberty Media Corp.-Liberty Formula One, Class A *	2	191
Liberty Media Corp.-Liberty Formula One, Class C *	1,723	179,967
Liberty Media Corp.-Liberty Live, Class A *	328	30,930
Liberty Media Corp.-Liberty Live, Class C *	367	35,588
Live Nation Entertainment, Inc. *	2,466	402,944
Madison Square Garden Sports Corp. *	9	2,043
Netflix, Inc. *	4,747	5,691,273
ROBLOX Corp., Class A *	2,437	337,573
Roku, Inc. *	1,025	102,633
Spotify Technology SA *	853	595,394
Take-Two Interactive Software, Inc. *	2,052	530,155
TKO Group Holdings, Inc.	628	126,831
Walt Disney Co. (The)	14,767	1,690,822
Warner Bros Discovery, Inc. *	7,497	146,417
Warner Music Group Corp., Class A	1,467	49,966
		10,397,722
Financial Services — 4.1%
Affirm Holdings, Inc. *	1,361	99,462
Apollo Global Management, Inc.	5,497	732,585
Berkshire Hathaway, Inc., Class B *	12,209	6,137,953
Block, Inc. *	2,239	161,812
Corebridge Financial, Inc.	814	26,089
Corpay, Inc. *	1,396	402,132
Equitable Holdings, Inc.	7,584	385,115
Essent Group Ltd.	700	44,492
Euronet Worldwide, Inc. *	39	3,425
Fidelity National Information Services, Inc.	5,177	341,371
Fiserv, Inc. *	5,324	686,423
Global Payments, Inc.	2,160	179,453
Jack Henry & Associates, Inc.	953	141,930
Jackson Financial, Inc., Class A	477	48,287
MasterCard, Inc., Class A	15,734	8,949,657
MGIC Investment Corp.	4,400	124,828
PayPal Holdings, Inc. *	8,856	593,883
Rocket Cos., Inc., Class A	1,367	26,492
Shift4 Payments, Inc., Class A *@	780	60,372
Toast, Inc., Class A *	2,632	96,094
Visa, Inc., Class A	27,291	9,316,602
Voya Financial, Inc.	1,206	90,209
WEX, Inc. *	200	31,506
		28,680,172
Food Products — 0.4%
Archer-Daniels-Midland Co.	455	27,182
Bunge Global SA	836	67,925
Campbell's Co. (The)	2,104	66,444
Conagra Brands, Inc.	1,972	36,107
Flowers Foods, Inc.	2	26
General Mills, Inc.	8,511	429,125
Hershey Co. (The)	2,946	551,049
Hormel Foods Corp.	3,316	82,038
Ingredion, Inc.	866	105,747
J.M. Smucker Co. (The)	1,268	137,705
Kraft Heinz Co. (The)	3,268	85,099
Lamb Weston Holdings, Inc.	3,492	202,815
McCormick & Co., Inc.	2,892	193,504
	SHARES	VALUE†
Mondelez International, Inc., Class A	11,759	$734,585
Pilgrim's Pride Corp.	940	38,277
Post Holdings, Inc. *	940	101,031
Tyson Foods, Inc., Class A	2,688	145,958
		3,004,617
Gas Utilities — 0.1%
Atmos Energy Corp.	2,360	402,970
MDU Resources Group, Inc.	1	18
National Fuel Gas Co.	1,600	147,792
Southwest Gas Holdings, Inc.	300	23,502
UGI Corp.	2,799	93,095
		667,377
Ground Transportation — 0.8%
CSX Corp.	24,027	853,199
JB Hunt Transport Services, Inc.	1,008	135,243
Knight-Swift Transportation Holdings, Inc.	2,249	88,858
Norfolk Southern Corp.	2,236	671,717
Old Dominion Freight Line, Inc.	2,461	346,459
Ryder System, Inc.	259	48,858
Saia, Inc. *	200	59,872
U-Haul Holding Co. *@	152	8,675
U-Haul Holding Co.	869	44,232
Uber Technologies, Inc. *	9,836	963,633
Union Pacific Corp.	9,528	2,252,133
XPO, Inc. *	1,934	250,008
		5,722,887
Health Care Equipment & Supplies — 1.4%
Abbott Laboratories	18,506	2,478,694
ABIOMED, Inc. CVR *¶§	350	—
Align Technology, Inc. *	581	72,753
Baxter International, Inc.	5,511	125,486
Becton Dickinson & Co.	1,681	314,633
Boston Scientific Corp. *	10,979	1,071,880
Cooper Cos., Inc. (The) *	1,444	99,001
Dexcom, Inc. *	3,076	206,984
Edwards Lifesciences Corp. *	3,822	297,237
Envista Holdings Corp. *	1	20
GE HealthCare Technologies, Inc.	909	68,266
Globus Medical, Inc., Class A *	57	3,264
Hologic, Inc. *	2,522	170,210
IDEXX Laboratories, Inc. *	1,317	841,418
Insulet Corp. *	740	228,460
Intuitive Surgical, Inc. *	1,973	882,385
Medtronic PLC	8,422	802,111
Penumbra, Inc. *	300	75,996
ResMed, Inc.	1,414	387,054
Solventum Corp. *	3,287	239,951
STERIS PLC	889	219,974
Stryker Corp.	3,317	1,226,195
Teleflex, Inc.	364	44,539
Zimmer Biomet Holdings, Inc.	1,186	116,821
		9,973,332
Health Care Providers & Services — 1.5%
Cardinal Health, Inc.	3,943	618,893
Cencora, Inc.	2,652	828,830
Centene Corp. *	1,984	70,789
Chemed Corp.	339	151,784
Cigna Group (The)	2,574	741,956
CVS Health Corp.	4,313	325,157

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Providers & Services (Continued)
DaVita, Inc. *	544	$72,281
Elevance Health, Inc.	2,219	717,003
Encompass Health Corp.	1,356	172,239
Ensign Group, Inc. (The)	687	118,693
HCA Healthcare, Inc.	2,256	961,507
HealthEquity, Inc. *	331	31,369
Henry Schein, Inc. *	1,420	94,245
Humana, Inc.	1,186	308,562
Labcorp Holdings, Inc.	579	166,208
McKesson Corp.	1,601	1,236,837
Molina Healthcare, Inc. *	831	159,020
Quest Diagnostics, Inc.	980	186,769
Tenet Healthcare Corp. *	1,281	260,094
UnitedHealth Group, Inc.	8,741	3,018,267
Universal Health Services, Inc., Class B	662	135,339
		10,375,842
Health Care Technology — 0.1%
Doximity, Inc., Class A *	742	54,277
Veeva Systems, Inc., Class A *	1,016	302,677
		356,954
Hotels, Restaurants & Leisure — 1.9%
Airbnb, Inc., Class A *	1,780	216,128
Aramark	2,445	93,888
Booking Holdings, Inc.	417	2,251,495
Brinker International, Inc. *	491	62,200
Carnival Corp. *	2,589	74,848
Chipotle Mexican Grill, Inc. *	21,150	828,868
Choice Hotels International, Inc. @	413	44,154
Churchill Downs, Inc.	1,048	101,666
Darden Restaurants, Inc.	1,874	356,735
Domino's Pizza, Inc.	426	183,908
DoorDash, Inc., Class A *	392	106,620
DraftKings, Inc., Class A *	2,512	93,949
Dutch Bros, Inc., Class A *	691	36,167
Expedia Group, Inc.	2,025	432,844
Flutter Entertainment PLC *	525	133,350
Hilton Worldwide Holdings, Inc.	3,388	878,983
Hyatt Hotels Corp., Class A	300	42,579
Las Vegas Sands Corp.	3,185	171,321
Light & Wonder, Inc. *@	727	61,024
Marriott International, Inc., Class A	3,005	782,622
McDonald's Corp.	9,172	2,787,279
Norwegian Cruise Line Holdings Ltd. *	2,479	61,058
Planet Fitness, Inc., Class A *	1,127	116,983
Royal Caribbean Cruises Ltd.	2,550	825,129
Starbucks Corp.	14,610	1,236,006
Texas Roadhouse, Inc.	971	161,332
Vail Resorts, Inc. @	666	99,614
Wingstop, Inc. @	324	81,544
Wyndham Hotels & Resorts, Inc.	1,412	112,819
Wynn Resorts Ltd.	738	94,663
Yum! Brands, Inc.	3,618	549,936
		13,079,712
Household Durables — 0.3%
DR Horton, Inc.	2,621	444,181
Garmin Ltd.	1,512	372,285
Installed Building Products, Inc.	100	24,666
Lennar Corp., Class A	1,950	245,778
Lennar Corp., Class B @	72	8,639
Mohawk Industries, Inc. *	600	77,352
NVR, Inc. *	40	321,386
	SHARES	VALUE†
PulteGroup, Inc.	1,926	$254,482
SharkNinja, Inc. *	397	40,951
Somnigroup International, Inc.	3,440	290,095
Taylor Morrison Home Corp. *	1,243	82,051
Toll Brothers, Inc.	1,124	155,269
TopBuild Corp. *@	361	141,101
Whirlpool Corp.	555	43,623
		2,501,859
Household Products — 1.1%
Church & Dwight Co., Inc.	1,955	171,317
Clorox Co. (The)	2,311	284,946
Colgate-Palmolive Co.	12,032	961,838
Kimberly-Clark Corp.	4,287	533,046
Procter & Gamble Co. (The)	38,227	5,873,578
		7,824,725
Independent Power Producers & Energy Traders — 0.1%
AES Corp. (The)	11,000	144,760
Clearway Energy, Inc., Class C	2,400	67,800
Ormat Technologies, Inc.	332	31,955
Talen Energy Corp. *	107	45,516
Vistra Corp.	3,525	690,618
		980,649
Industrial Conglomerates — 0.4%
3M Co.	5,998	930,770
Honeywell International, Inc.	9,442	1,987,541
		2,918,311
Insurance — 1.9%
Aflac, Inc.	4,376	488,799
Allstate Corp. (The)	2,506	537,913
American Financial Group, Inc.	429	62,514
American International Group, Inc.	7,293	572,792
Aon PLC, Class A	4,021	1,433,808
Arch Capital Group Ltd.	3,373	306,032
Arthur J Gallagher & Co.	1,667	516,337
Assurant, Inc.	793	171,764
Axis Capital Holdings Ltd.	1,300	124,540
Brown & Brown, Inc.	2,460	230,723
Chubb Ltd.	3,276	924,651
Cincinnati Financial Corp.	1,150	181,815
Erie Indemnity Co., Class A	350	111,356
Everest Group Ltd.	191	66,894
Fidelity National Financial, Inc.	2,857	172,820
First American Financial Corp.	2,024	130,022
Globe Life, Inc.	959	137,108
Hanover Insurance Group, Inc. (The)	243	44,136
Hartford Insurance Group, Inc. (The)	3,652	487,140
Kinsale Capital Group, Inc.	257	109,292
Lincoln National Corp.	1,449	58,438
Loews Corp.	1,471	147,674
Markel Group, Inc. *	100	191,136
Marsh & McLennan Cos., Inc.	7,886	1,589,266
MetLife, Inc.	4,850	399,495
Old Republic International Corp.	2,863	121,592
Primerica, Inc.	435	120,752
Principal Financial Group, Inc.	2,619	217,141
Progressive Corp. (The)	6,652	1,642,711
Prudential Financial, Inc.	957	99,279
Reinsurance Group of America, Inc.	649	124,692
RenaissanceRe Holdings Ltd.	783	198,827
RLI Corp.	1,020	66,524
Travelers Cos., Inc. (The)	4,019	1,122,185
Unum Group	1,700	132,226
W R Berkley Corp.	3,002	230,013

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance (Continued)
Willis Towers Watson PLC	1,050	$362,723
		13,635,130
Interactive Media & Services — 8.4%
Alphabet, Inc., Class A	67,610	16,435,991
Alphabet, Inc., Class C	70,117	17,076,995
Match Group, Inc.	2,359	83,320
Meta Platforms, Inc., Class A	34,847	25,590,940
Pinterest, Inc., Class A *	2,085	67,075
Reddit, Inc., Class A *	269	61,867
		59,316,188
IT Services — 1.3%
Accenture PLC, Class A	8,090	1,994,994
Akamai Technologies, Inc. *	1,909	144,626
Amdocs Ltd.	2,260	185,433
Cloudflare, Inc., Class A *	1,393	298,924
Cognizant Technology Solutions Corp., Class A	4,770	319,924
EPAM Systems, Inc. *	639	96,355
Gartner, Inc. *	1,232	323,856
GoDaddy, Inc., Class A *	2,137	292,406
International Business Machines Corp.	16,047	4,527,821
Kyndryl Holdings, Inc. *	900	27,027
MongoDB, Inc. *	284	88,148
Okta, Inc. *	1,243	113,983
Snowflake, Inc., Class A *	834	188,108
Twilio, Inc., Class A *	609	60,955
VeriSign, Inc.	1,086	303,613
		8,966,173
Leisure Equipment & Products — 0.0%
Hasbro, Inc.	2,087	158,299
Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc.	2,790	358,097
Bio-Rad Laboratories, Inc., Class A *	223	62,527
Bio-Techne Corp.	1,750	97,353
Charles River Laboratories International, Inc. *	640	100,134
Danaher Corp.	5,443	1,079,129
Illumina, Inc. *	1,035	98,294
IQVIA Holdings, Inc. *	2,227	422,996
Medpace Holdings, Inc. *	500	257,080
Mettler-Toledo International, Inc. *	306	375,649
Revvity, Inc. @	1,223	107,196
Thermo Fisher Scientific, Inc.	2,450	1,188,299
Waters Corp. *	991	297,112
West Pharmaceutical Services, Inc.	759	199,108
		4,642,974
Machinery — 1.9%
AGCO Corp.	829	88,761
Allison Transmission Holdings, Inc.	1,376	116,795
Caterpillar, Inc.	7,527	3,591,508
Chart Industries, Inc. *	259	51,839
CNH Industrial NV	6,879	74,637
Crane Co.	560	103,118
Cummins, Inc.	1,437	606,946
Deere & Co.	3,305	1,511,244
Donaldson Co., Inc.	2,651	216,984
Dover Corp.	1,494	249,244
	SHARES	VALUE†
Esab Corp.	564	$63,021
Federal Signal Corp.	808	96,144
Flowserve Corp.	1,589	84,439
Fortive Corp.	2,248	110,130
Franklin Electric Co., Inc.	300	28,560
Graco, Inc.	1,969	167,286
IDEX Corp.	881	143,392
Illinois Tool Works, Inc.	5,398	1,407,582
Ingersoll Rand, Inc.	2,640	218,117
ITT, Inc.	917	163,923
Lincoln Electric Holdings, Inc.	920	216,964
Middleby Corp. (The) *	1,043	138,646
Mueller Industries, Inc.	776	78,461
Nordson Corp.	589	133,674
Oshkosh Corp.	1,453	188,454
Otis Worldwide Corp.	5,642	515,848
PACCAR, Inc.	5,173	508,609
Parker-Hannifin Corp.	1,247	945,413
Pentair PLC	1,393	154,289
RBC Bearings, Inc. *	421	164,312
Snap-on, Inc.	598	207,225
SPX Technologies, Inc. *	182	33,994
Stanley Black & Decker, Inc.	1,936	143,903
Toro Co. (The)	1,330	101,346
Watts Water Technologies, Inc., Class A	314	87,694
Westinghouse Air Brake Technologies Corp.	1,144	229,338
Xylem, Inc.	1,587	234,083
		13,175,923
Marine Transportation — 0.0%
Kirby Corp. *	322	26,871
Media — 0.5%
Charter Communications, Inc., Class A *@	1,657	455,849
Comcast Corp., Class A	58,373	1,834,080
Fox Corp., Class A	3,686	232,439
Fox Corp., Class B	661	37,869
GCI Liberty, Inc. *§	1,444	—
Interpublic Group of Cos., Inc. (The)	6,061	169,163
Liberty Broadband Corp., Class A *	39	2,470
Liberty Broadband Corp., Class C *	1,043	66,272
New York Times Co. (The), Class A	749	42,993
News Corp., Class A	3,913	120,168
News Corp., Class B	1,525	52,689
Omnicom Group, Inc.	4,831	393,871
Paramount Skydance Corp.	447	8,457
Trade Desk, Inc. (The), Class A *	3,136	153,695
		3,570,015
Metals & Mining — 0.3%
Alcoa Corp.	2,296	75,515
Carpenter Technology Corp.	592	145,360
Commercial Metals Co.	1,475	84,488
Freeport-McMoRan, Inc.	6,585	258,264
MP Materials Corp. *	691	46,345
Newmont Corp.	4,649	391,957
Nucor Corp.	1,511	204,635
Reliance, Inc.	516	144,908
Royal Gold, Inc.	1,115	223,647
Southern Copper Corp.	1,857	225,366

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Metals & Mining (Continued)
Steel Dynamics, Inc.	1,501	$209,284
		2,009,769
Multi-Utilities — 0.7%
Ameren Corp.	3,328	347,377
CenterPoint Energy, Inc.	6,700	259,960
CMS Energy Corp.	5,199	380,879
Consolidated Edison, Inc.	5,063	508,933
Dominion Energy, Inc.	13,388	818,944
DTE Energy Co.	3,247	459,223
NiSource, Inc.	5,791	250,750
Public Service Enterprise Group, Inc.	8,415	702,316
Sempra	5,686	511,626
WEC Energy Group, Inc.	4,154	476,007
		4,716,015
Oil, Gas & Consumable Fuels — 2.3%
Antero Midstream Corp.	3,600	69,984
Antero Resources Corp. *	3,300	110,748
Cheniere Energy, Inc.	3,531	829,714
Chevron Corp.	18,969	2,945,696
ConocoPhillips	17,157	1,622,881
Coterra Energy, Inc.	8,623	203,934
Devon Energy Corp.	4,928	172,776
Diamondback Energy, Inc.	1,132	161,989
DT Midstream, Inc.	1,111	125,610
EOG Resources, Inc.	6,790	761,295
EQT Corp.	3,800	206,834
Expand Energy Corp.	1,555	165,203
Exxon Mobil Corp.	43,286	4,880,496
HF Sinclair Corp.	2,161	113,107
Kinder Morgan, Inc.	8,265	233,982
Marathon Petroleum Corp.	2,105	405,718
Matador Resources Co.	1,362	61,195
Occidental Petroleum Corp.	12,838	606,595
ONEOK, Inc.	6,204	452,706
Ovintiv, Inc.	3,035	122,553
Phillips 66	2,402	326,720
Range Resources Corp.	3,129	117,776
Targa Resources Corp.	1,997	334,577
Texas Pacific Land Corp.	174	162,453
Valero Energy Corp.	2,058	350,395
Vitesse Energy, Inc.	190	4,414
Williams Cos., Inc. (The)	11,984	759,186
		16,308,537
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	1,020	90,617
Passenger Airlines — 0.1%
American Airlines Group, Inc. *	4,400	49,456
Delta Air Lines, Inc.	4,487	254,637
Southwest Airlines Co. @	5,800	185,078
United Airlines Holdings, Inc. *	2,884	278,306
		767,477
Personal Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	2,891	254,755
Kenvue, Inc.	29,296	475,474
		730,229
Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co.	15,925	718,217
Elanco Animal Health, Inc. *@	4,517	90,972
Eli Lilly & Co.	15,510	11,834,130
Jazz Pharmaceuticals PLC *	1,092	143,926
	SHARES	VALUE†
Johnson & Johnson	34,311	$6,361,946
Merck & Co., Inc.	33,114	2,779,258
Pfizer, Inc.	40,872	1,041,419
Royalty Pharma PLC, Class A	1,519	53,590
Viatris, Inc.	10,369	102,653
Zoetis, Inc.	7,207	1,054,528
		24,180,639
Professional Services — 0.8%
Amentum Holdings, Inc. *@	206	4,934
Automatic Data Processing, Inc.	6,604	1,938,274
Booz Allen Hamilton Holding Corp.	3,323	332,134
Broadridge Financial Solutions, Inc.	1,911	455,143
CACI International, Inc., Class A *	457	227,942
Concentrix Corp. @	144	6,646
Equifax, Inc.	1,224	313,993
ExlService Holdings, Inc. *	1,320	58,120
Genpact Ltd.	2,839	118,926
Jacobs Solutions, Inc.	195	29,223
KBR, Inc.	2,177	102,950
Leidos Holdings, Inc.	1,015	191,794
Parsons Corp. *@	540	44,777
Paychex, Inc.	5,549	703,391
Paycom Software, Inc.	888	184,828
Paylocity Holding Corp. *	668	106,392
SS&C Technologies Holdings, Inc.	3,246	288,115
TransUnion	2,099	175,854
Verisk Analytics, Inc.	2,746	690,646
		5,974,082
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A *	2,928	461,336
CoStar Group, Inc. *	2,760	232,861
Jones Lang LaSalle, Inc. *	303	90,379
Zillow Group, Inc., Class A *@	436	32,456
Zillow Group, Inc., Class C *	1,159	89,301
		906,333
Semiconductors & Semiconductor Equipment — 12.3%
Advanced Micro Devices, Inc. *	10,551	1,707,046
Analog Devices, Inc.	3,195	785,012
Applied Materials, Inc.	10,240	2,096,538
Astera Labs, Inc. *	494	96,725
Broadcom, Inc.	47,350	15,621,238
Credo Technology Group Holding Ltd. *	400	58,244
Enphase Energy, Inc. *	1,883	66,639
Entegris, Inc. @	1,569	145,070
First Solar, Inc. *	1,023	225,602
Intel Corp. *	28,850	967,918
KLA Corp.	2,548	2,748,273
Lam Research Corp.	20,284	2,716,028
Lattice Semiconductor Corp. *	859	62,982
MACOM Technology Solutions Holdings, Inc. *	654	81,416
Marvell Technology, Inc.	6,331	532,247
Microchip Technology, Inc.	7,490	481,008
Micron Technology, Inc.	7,907	1,322,999
Monolithic Power Systems, Inc.	470	432,701
NVIDIA Corp.	271,796	50,711,698
NXP Semiconductors NV	1,369	311,762
ON Semiconductor Corp. *	4,226	208,384
Qorvo, Inc. *	855	77,873
QUALCOMM, Inc.	16,133	2,683,886
Rambus, Inc. *	627	65,333
Skyworks Solutions, Inc.	1,474	113,469
Teradyne, Inc.	1,789	246,238
Texas Instruments, Inc.	11,823	2,172,240

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (Continued)
Universal Display Corp.	491	$70,522
		86,809,091
Software — 9.3%
Adobe, Inc. *	6,816	2,404,344
Appfolio, Inc., Class A *	96	26,463
AppLovin Corp., Class A *	1,162	834,943
Atlassian Corp., Class A *	1,245	198,827
Autodesk, Inc. *	2,329	739,853
Bentley Systems, Inc., Class B	2,343	120,618
Cadence Design Systems, Inc. *	2,639	926,975
CCC Intelligent Solutions Holdings, Inc. *@	3,847	35,046
Crowdstrike Holdings, Inc., Class A *	825	404,564
Datadog, Inc., Class A *	784	111,642
DocuSign, Inc. *	1,359	97,970
Dolby Laboratories, Inc., Class A	938	67,883
Dropbox, Inc., Class A *	3,142	94,920
Dynatrace, Inc. *	1,205	58,382
Fair Isaac Corp. *	310	463,924
Fortinet, Inc. *	10,538	886,035
Gen Digital, Inc.	3,818	108,393
Guidewire Software, Inc. *	488	112,172
HubSpot, Inc. *	406	189,927
InterDigital, Inc. @	105	36,249
Intuit, Inc.	2,700	1,843,857
Manhattan Associates, Inc. *	1,022	209,490
Microsoft Corp.	75,928	39,326,908
Nutanix, Inc., Class A *	1,918	142,680
Oracle Corp.	26,244	7,380,863
Palantir Technologies, Inc., Class A *	13,943	2,543,482
Palo Alto Networks, Inc. *	6,022	1,226,200
Pegasystems, Inc.	1,150	66,125
PTC, Inc. *	1,031	209,314
Roper Technologies, Inc.	709	353,571
Salesforce, Inc.	6,219	1,473,903
SentinelOne, Inc., Class A *	2,184	38,460
ServiceNow, Inc. *	1,553	1,429,195
SPS Commerce, Inc. *	393	40,927
Synopsys, Inc. *	1,401	691,239
Tyler Technologies, Inc. *	290	151,716
Workday, Inc., Class A *	981	236,156
Zoom Communications, Inc. *	832	68,640
Zscaler, Inc. *	705	211,260
		65,563,116
Specialty Retail — 2.5%
AutoNation, Inc. *	654	143,076
AutoZone, Inc. *	216	926,692
Best Buy Co., Inc.	3,983	301,194
Burlington Stores, Inc. *	571	145,320
CarMax, Inc. *	1,900	85,253
Carvana Co. *	1,226	462,496
Chewy, Inc., Class A *	1,711	69,210
Dick's Sporting Goods, Inc.	946	210,220
Floor & Decor Holdings, Inc., Class A *	701	51,664
Gap, Inc. (The)	1,878	40,170
Group 1 Automotive, Inc.	57	24,938
Home Depot, Inc. (The)	18,549	7,515,869
Lithia Motors, Inc.	199	62,884
	SHARES	VALUE†
Lowe's Cos., Inc.	7,209	$1,811,694
Murphy USA, Inc.	374	145,209
O'Reilly Automotive, Inc. *	10,919	1,177,177
Penske Automotive Group, Inc. @	257	44,695
Ross Stores, Inc.	5,249	799,895
TJX Cos., Inc. (The)	17,881	2,584,520
Tractor Supply Co.	8,525	484,817
Ulta Beauty, Inc. *	736	402,408
Valvoline, Inc. *	466	16,734
Williams-Sonoma, Inc.	1,957	382,496
		17,888,631
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp. *	2,200	223,014
Lululemon Athletica, Inc. *	2,254	401,054
NIKE, Inc., Class B	11,592	808,310
PVH Corp.	1	84
Ralph Lauren Corp.	507	158,975
Tapestry, Inc.	2,865	324,375
VF Corp. @	1,109	16,003
		1,931,815
Tobacco — 0.7%
Altria Group, Inc.	23,551	1,555,779
Philip Morris International, Inc.	20,007	3,245,135
		4,800,914
Trading Companies & Distributors — 0.5%
Air Lease Corp.	1,296	82,490
Applied Industrial Technologies, Inc.	374	97,633
Core & Main, Inc., Class A *	1,729	93,072
Fastenal Co.	14,906	730,990
Ferguson Enterprises, Inc.	332	74,561
FTAI Aviation Ltd.	961	160,353
GATX Corp.	410	71,668
SiteOne Landscape Supply, Inc. *	454	58,475
United Rentals, Inc.	1,035	988,073
Watsco, Inc.	357	144,335
WESCO International, Inc.	596	126,054
WW Grainger, Inc.	720	686,131
		3,313,835
Water Utilities — 0.1%
American Water Works Co., Inc.	3,475	483,685
Essential Utilities, Inc.	3,662	146,114
		629,799
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	7,083	1,695,529
TOTAL COMMON STOCKS (Identified Cost $96,146,783)		672,918,316
MUTUAL FUNDS — 4.3%
Others — 4.3%
DFA U.S. Micro Cap Portfolio	981,178	30,230,082
TOTAL MUTUAL FUNDS (Identified Cost $11,350,971)		30,230,082
SHORT-TERM INVESTMENTS — 0.2%
Investment Company — 0.2%
State Street Institutional U.S. Government Money Market Fund 3.840%	1,224,933	1,224,933

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE†
SHORT-TERM INVESTMENTS (continued)
Collateral For Securities On Loan — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio 4.180%	54,670	$54,670
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,279,603)		1,279,603
Total Investments — 100.0% (Identified Cost $108,777,357)		704,428,001
Liabilities in excess of Cash and Other Assets — 0.0%		(267,324)
Net Assets — 100.0%		$704,160,677

†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of September 30, 2025, the fair value of the securities on loan was $2,410,721.
¶	Contingent value rights based on future performance.
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1

Key to abbreviations

CVR — Contingent Value Rights

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2025 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.7%
Aerospace & Defense — 2.5%
General Dynamics Corp.	7,826	$2,668,666
L3Harris Technologies, Inc.	6,055	1,849,258
Northrop Grumman Corp.	4,864	2,963,732
RTX Corp.	36,091	6,039,107
Textron, Inc.	5,430	458,781
		13,979,544
Air Freight & Logistics — 0.8%
FedEx Corp.	16,968	4,001,224
United Parcel Service, Inc., Class B	4,156	347,151
		4,348,375
Automobile Components — 0.2%
BorgWarner, Inc.	24,241	1,065,634
Gentex Corp.	863	24,423
		1,090,057
Automobiles — 1.4%
Ford Motor Co.	170,891	2,043,856
General Motors Co.	94,212	5,744,106
		7,787,962
Beverages — 0.4%
Constellation Brands, Inc., Class A	10,451	1,407,436
Keurig Dr Pepper, Inc.	27,263	695,479
		2,102,915
Biotechnology — 1.0%
Biogen, Inc. *	4,545	636,664
Gilead Sciences, Inc.	24,769	2,749,359
Regeneron Pharmaceuticals, Inc.	3,232	1,817,257
United Therapeutics Corp. *	683	286,320
Vertex Pharmaceuticals, Inc. *	221	86,552
		5,576,152
Broadline Retail — 0.1%
eBay, Inc.	8,881	807,727
Building Products — 1.2%
Builders FirstSource, Inc. *	4,921	596,671
Carrier Global Corp.	22,435	1,339,370
Fortune Brands Innovations, Inc.	7,486	399,678
Johnson Controls International PLC	34,370	3,778,981
Owens Corning	3,518	497,656
		6,612,356
Capital Markets — 4.3%
Bank of New York Mellon Corp. (The)	40,775	4,442,844
Franklin Resources, Inc.	5,210	120,507
Goldman Sachs Group, Inc. (The)	10,455	8,325,839
Jefferies Financial Group, Inc.	3,256	213,007
Morgan Stanley	52,586	8,359,071
Northern Trust Corp.	938	126,255
Raymond James Financial, Inc.	4,361	752,709
State Street Corp.	10,112	1,173,093
T Rowe Price Group, Inc.	1,285	131,892
		23,645,217
Chemicals — 2.5%
Air Products & Chemicals, Inc.	5,579	1,521,505
CF Industries Holdings, Inc.	7,041	631,578
Corteva, Inc.	18,513	1,252,034
Dow, Inc.	16	367
DuPont de Nemours, Inc.	10,913	850,123
Eastman Chemical Co.	11,080	698,594
International Flavors & Fragrances, Inc.	5,249	323,023
Linde PLC	13,102	6,223,450
LyondellBasell Industries NV, Class A	18,176	891,351
PPG Industries, Inc.	8,879	933,272

	SHARES	VALUE†
Westlake Corp.	4,853	$373,972
		13,699,269
Commercial Banks — 11.1%
Bank of America Corp.	90,136	4,650,116
Citigroup, Inc.	42,851	4,349,376
Citizens Financial Group, Inc.	15,595	829,030
East West Bancorp, Inc.	2,390	254,415
Fifth Third Bancorp	70,601	3,145,275
First Citizens Bancshares, Inc., Class A	153	273,741
Huntington Bancshares, Inc.	72,900	1,258,983
JPMorgan Chase & Co.	85,134	26,853,818
KeyCorp	33,936	634,264
M&T Bank Corp.	3,759	742,854
PNC Financial Services Group, Inc. (The)	11,566	2,323,956
Regions Financial Corp.	119,937	3,162,739
Truist Financial Corp.	45,621	2,085,792
U.S. Bancorp	40,031	1,934,698
Wells Fargo & Co.	105,791	8,867,402
Zions Bancorp NA	4,424	250,310
		61,616,769
Commercial Services & Supplies — 0.3%
Copart, Inc. *	5,175	232,720
Republic Services, Inc.	5,600	1,285,088
		1,517,808
Communications Equipment — 1.8%
Cisco Systems, Inc.	139,870	9,569,905
F5, Inc. *	869	280,852
		9,850,757
Computers & Peripherals — 1.1%
Dell Technologies, Inc., Class C	861	122,064
Hewlett Packard Enterprise Co.	141,847	3,483,762
HP, Inc.	4,715	128,390
Sandisk Corp. *	5,006	561,673
Western Digital Corp.	14,522	1,743,511
		6,039,400
Construction Materials — 1.4%
CRH PLC	22,392	2,684,801
Martin Marietta Materials, Inc.	4,136	2,606,838
Vulcan Materials Co.	7,957	2,447,732
		7,739,371
Consumer Finance — 1.1%
Ally Financial, Inc.	10,944	429,005
Capital One Financial Corp.	19,204	4,082,386
Synchrony Financial	25,544	1,814,901
		6,326,292
Consumer Staples Distribution & Retail — 1.3%
Casey's General Stores, Inc.	1,143	646,161
Dollar General Corp.	4,555	470,759
Dollar Tree, Inc. *	12,596	1,188,685
Kroger Co. (The)	41,321	2,785,449
Target Corp.	16,536	1,483,279
U.S. Foods Holding Corp. *	11,078	848,796
		7,423,129
Containers & Packaging — 0.5%
Amcor PLC	20,769	169,891
Ball Corp.	6,731	339,377
International Paper Co.	36,643	1,700,235
Packaging Corp. of America	2,898	631,561
Sonoco Products Co.	611	26,328
		2,867,392
Distributors — 0.2%
Genuine Parts Co.	2,990	414,414

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Distributors (Continued)
LKQ Corp.	22,668	$692,281
		1,106,695
Diversified Telecommunication Services — 2.7%
AT&T, Inc.	287,354	8,114,877
Verizon Communications, Inc.	156,451	6,876,021
		14,990,898
Electrical Equipment — 0.7%
AMETEK, Inc.	6,575	1,236,100
Emerson Electric Co.	20,374	2,672,661
NEXTracker, Inc., Class A *	695	51,423
		3,960,184
Electronic Equipment, Instruments & Components — 2.3%
Corning, Inc.	73,672	6,043,314
Flex Ltd. *	23,432	1,358,353
Keysight Technologies, Inc. *	1,802	315,206
Ralliant Corp.	2,437	106,570
TD SYNNEX Corp.	1,605	262,819
TE Connectivity PLC	19,914	4,371,720
Teledyne Technologies, Inc. *	243	142,408
		12,600,390
Energy Equipment & Services — 0.9%
Baker Hughes Co.	54,341	2,647,493
Halliburton Co.	10,538	259,235
Schlumberger NV	55,242	1,898,668
		4,805,396
Entertainment — 1.0%
Electronic Arts, Inc.	9,241	1,863,910
Liberty Media Corp.-Liberty Formula One, Class A *	1,097	104,456
Liberty Media Corp.-Liberty Formula One, Class C *	2,194	229,163
Walt Disney Co. (The)	21,229	2,430,721
Warner Bros Discovery, Inc. *	63,964	1,249,217
		5,877,467
Financial Services — 3.3%
Berkshire Hathaway, Inc., Class B *	25,243	12,690,666
Fidelity National Information Services, Inc.	27,979	1,844,935
Fiserv, Inc. *	11,916	1,536,330
Global Payments, Inc.	7,128	592,194
PayPal Holdings, Inc. *	24,719	1,657,656
		18,321,781
Food Products — 1.9%
Archer-Daniels-Midland Co.	24,965	1,491,409
Bunge Global SA	7,718	627,088
Campbell's Co. (The)	3,702	116,909
Conagra Brands, Inc.	8,302	152,010
General Mills, Inc.	38,095	1,920,750
J.M. Smucker Co. (The)	880	95,568
Kraft Heinz Co. (The)	20,920	544,757
McCormick & Co., Inc.	1,921	128,534
Mondelez International, Inc., Class A	51,728	3,231,448
Post Holdings, Inc. *	973	104,578
Tyson Foods, Inc., Class A	41,844	2,272,129
		10,685,180

	SHARES	VALUE†
Ground Transportation — 1.5%
CSX Corp.	93,289	$3,312,693
Norfolk Southern Corp.	14,303	4,296,764
U-Haul Holding Co. *	1,815	103,582
U-Haul Holding Co.	11,881	604,743
		8,317,782
Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	35,000	4,687,900
Becton Dickinson & Co.	9,685	1,812,742
Edwards Lifesciences Corp. *	7,417	576,820
GE HealthCare Technologies, Inc.	24,661	1,852,041
Hologic, Inc. *	5,323	359,249
Medtronic PLC	35,985	3,427,211
ResMed, Inc.	1,393	381,306
STERIS PLC	3,097	766,322
Stryker Corp.	1,210	447,301
Zimmer Biomet Holdings, Inc.	8,154	803,169
		15,114,061
Health Care Providers & Services — 5.8%
Centene Corp. *	19,196	684,913
Cigna Group (The)	18,662	5,379,322
CVS Health Corp.	58,448	4,406,395
Elevance Health, Inc.	9,306	3,006,955
Henry Schein, Inc. *	3,777	250,679
Humana, Inc.	6,723	1,749,123
Labcorp Holdings, Inc.	12,677	3,639,060
Quest Diagnostics, Inc.	18,783	3,579,664
UnitedHealth Group, Inc.	27,077	9,349,688
Universal Health Services, Inc., Class B	1,221	249,621
		32,295,420
Hotels, Restaurants & Leisure — 0.4%
Aramark	16,117	618,893
Carnival Corp. *	30,892	893,088
Flutter Entertainment PLC *	2,261	574,294
Hyatt Hotels Corp., Class A	643	91,261
MGM Resorts International *	2,440	84,570
		2,262,106
Household Durables — 2.8%
DR Horton, Inc.	29,895	5,066,306
Garmin Ltd.	11,585	2,852,459
Lennar Corp., Class A	21,583	2,720,321
Lennar Corp., Class B @	573	68,754
NVR, Inc. *	15	120,520
PulteGroup, Inc.	34,007	4,493,345
		15,321,705
Household Products — 0.1%
Church & Dwight Co., Inc.	483	42,325
Procter & Gamble Co. (The)	2,329	357,851
		400,176
Insurance — 5.5%
Aflac, Inc.	32,730	3,655,941
Allstate Corp. (The)	2,943	631,715
American International Group, Inc.	29,118	2,286,928
Arch Capital Group Ltd.	18,837	1,709,081
Chubb Ltd.	11,440	3,228,940
Cincinnati Financial Corp.	370	58,497
Everest Group Ltd.	614	215,041
F&G Annuities & Life, Inc.	103	3,221

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance (Continued)
Fidelity National Financial, Inc.	1,515	$91,642
Hartford Insurance Group, Inc. (The)	39,925	5,325,596
Lincoln National Corp.	9,516	383,780
Loews Corp.	5,847	586,980
Markel Group, Inc. *	116	221,718
MetLife, Inc.	16,066	1,323,356
Old Republic International Corp.	5,321	225,983
Principal Financial Group, Inc.	26,311	2,181,445
Prudential Financial, Inc.	20,923	2,170,552
RenaissanceRe Holdings Ltd.	60	15,236
Travelers Cos., Inc. (The)	20,385	5,691,900
W R Berkley Corp.	6,200	475,044
		30,482,596
Interactive Media & Services — 0.4%
Alphabet, Inc., Class A	4,717	1,146,702
Alphabet, Inc., Class C	3,574	870,448
		2,017,150
IT Services — 1.0%
Accenture PLC, Class A	10,310	2,542,446
Akamai Technologies, Inc. *	1,649	124,928
Amdocs Ltd.	6,785	556,709
Cognizant Technology Solutions Corp., Class A	34,305	2,300,837
DXC Technology Co. *	2,868	39,091
Kyndryl Holdings, Inc. *	529	15,886
		5,579,897
Life Sciences Tools & Services — 1.5%
Agilent Technologies, Inc.	2,143	275,054
Danaher Corp.	19,132	3,793,110
IQVIA Holdings, Inc. *	4,432	841,814
Thermo Fisher Scientific, Inc.	7,432	3,604,669
		8,514,647
Machinery — 4.5%
CNH Industrial NV	12,374	134,258
Cummins, Inc.	10,946	4,623,262
Deere & Co.	6,907	3,158,295
Dover Corp.	6,916	1,153,796
Fortive Corp.	7,311	358,166
Ingersoll Rand, Inc.	14,939	1,234,260
Oshkosh Corp.	984	127,625
Otis Worldwide Corp.	23,695	2,166,434
PACCAR, Inc.	35,870	3,526,738
Parker-Hannifin Corp.	2,741	2,078,089
Pentair PLC	20,400	2,259,504
Snap-on, Inc.	6,351	2,200,812
Stanley Black & Decker, Inc.	8,515	632,920
Westinghouse Air Brake Technologies Corp.	5,333	1,069,107
Xylem, Inc.	2,684	395,890
		25,119,156
Media — 1.9%
Charter Communications, Inc., Class A *@	3,154	867,681
Comcast Corp., Class A	209,490	6,582,176
Fox Corp., Class A	23,101	1,456,749
Fox Corp., Class B	14,510	831,278
Interpublic Group of Cos., Inc. (The)	21,833	609,359
News Corp., Class A	8,320	255,507
News Corp., Class B	1,734	59,910
Paramount Skydance Corp.	9,989	188,992
		10,851,652

	SHARES	VALUE†
Metals & Mining — 2.5%
Freeport-McMoRan, Inc.	106,539	$4,178,460
Newmont Corp.	42,413	3,575,840
Nucor Corp.	24,294	3,290,136
Reliance, Inc.	3,824	1,073,894
Royal Gold, Inc.	725	145,421
Steel Dynamics, Inc.	10,024	1,397,646
		13,661,397
Oil, Gas & Consumable Fuels — 9.7%
Chevron Corp.	72,346	11,234,610
ConocoPhillips	61,108	5,780,206
Coterra Energy, Inc.	19,923	471,179
Devon Energy Corp.	27,320	957,839
Diamondback Energy, Inc.	8,816	1,261,570
EOG Resources, Inc.	26,723	2,996,183
EQT Corp.	3,853	209,719
Exxon Mobil Corp.	123,057	13,874,677
HF Sinclair Corp.	471	24,652
Kinder Morgan, Inc.	75,243	2,130,129
Marathon Petroleum Corp.	24,120	4,648,889
Occidental Petroleum Corp.	34,021	1,607,492
ONEOK, Inc.	15,562	1,135,559
Phillips 66	11,349	1,543,691
Valero Energy Corp.	17,448	2,970,696
Williams Cos., Inc. (The)	48,414	3,067,027
		53,914,118
Passenger Airlines — 0.8%
Delta Air Lines, Inc.	37,883	2,149,860
Southwest Airlines Co. @	18,667	595,664
United Airlines Holdings, Inc. *	17,600	1,698,400
		4,443,924
Personal Products — 0.3%
Kenvue, Inc.	113,017	1,834,266
Pharmaceuticals — 4.0%
Bristol-Myers Squibb Co.	51,925	2,341,817
Jazz Pharmaceuticals PLC *	4,230	557,514
Johnson & Johnson	69,271	12,844,229
Merck & Co., Inc.	13,215	1,109,135
Pfizer, Inc.	209,620	5,341,118
Viatris, Inc.	3,308	32,749
		22,226,562
Professional Services — 0.9%
Amentum Holdings, Inc. *@	4,068	97,428
Equifax, Inc.	1,690	433,536
Jacobs Solutions, Inc.	6,136	919,541
Leidos Holdings, Inc.	16,200	3,061,152
ManpowerGroup, Inc.	632	23,953
SS&C Technologies Holdings, Inc.	7,467	662,771
		5,198,381
Real Estate Management & Development — 0.6%
CBRE Group, Inc., Class A *	19,100	3,009,396
Jones Lang LaSalle, Inc. *	1,249	372,552
		3,381,948
Semiconductors & Semiconductor Equipment — 4.2%
Advanced Micro Devices, Inc. *	13,752	2,224,936
Analog Devices, Inc.	16,075	3,949,628
First Solar, Inc. *	248	54,691
Intel Corp. *	68,056	2,283,279
Marvell Technology, Inc.	6,371	535,610
Micron Technology, Inc.	45,249	7,571,063
NXP Semiconductors NV	9,766	2,224,011
ON Semiconductor Corp. *	10,923	538,613

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (Continued)
Qorvo, Inc. *	8,449	$769,535
QUALCOMM, Inc.	17,726	2,948,897
Skyworks Solutions, Inc.	2,266	174,437
		23,274,700
Software — 1.0%
Gen Digital, Inc.	3,129	88,832
Roper Technologies, Inc.	1,163	579,976
Salesforce, Inc.	19,631	4,652,547
Zoom Communications, Inc. *	1,437	118,553
		5,439,908
Specialty Retail — 0.1%
CarMax, Inc. *	3,334	149,596
Dick's Sporting Goods, Inc.	1,230	273,331
		422,927
Textiles, Apparel & Luxury Goods — 0.1%
Ralph Lauren Corp.	1,624	509,221
Trading Companies & Distributors — 0.4%
United Rentals, Inc.	2,617	2,498,345
Wireless Telecommunication Services — 1.0%
T-Mobile U.S., Inc.	22,418	5,366,421
TOTAL COMMON STOCKS (Identified Cost $304,328,412)		553,826,949
SHORT-TERM INVESTMENTS — 0.3%
Investment Company — 0.3%
State Street Institutional U.S. Government Money Market Fund 3.840%	1,620,467	1,620,467
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,620,467)		1,620,467
Total Investments — 100.0%
(Identified Cost $305,948,879)		555,447,416
Liabilities in excess of Cash and Other Assets — 0.0%		(220,168)
Net Assets — 100.0%		$555,227,248

†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of September 30, 2025, the fair value of the securities on loan was $1,616,612.

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2025 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.7%
Aerospace & Defense — 2.7%
AAR Corp. *	3,108	$278,694
AeroVironment, Inc. *@	1,825	574,674
Astronics Corp., Class B *	693	31,580
ATI, Inc. *	13,573	1,104,028
BWX Technologies, Inc.	3,927	724,021
Curtiss-Wright Corp.	2,577	1,399,156
Ducommun, Inc. *	1,489	143,138
Hexcel Corp.	3,842	240,893
Huntington Ingalls Industries, Inc.	370	106,527
Innovative Solutions & Support, Inc. *@	3,248	40,568
Kratos Defense & Security Solutions, Inc. *	11,721	1,070,948
Mercury Systems, Inc. *	4,277	331,040
Moog, Inc., Class A	2,730	566,939
National Presto Industries, Inc.	369	41,383
Park Aerospace Corp.	1,334	27,134
Rocket Lab Corp. *	2,861	137,070
Textron, Inc.	1,666	140,760
V2X, Inc. *	1,491	86,612
VSE Corp.	1,412	234,731
Woodward, Inc.	4,322	1,092,213
		8,372,109
Air Freight & Logistics — 0.2%
CH Robinson Worldwide, Inc.	1,457	192,907
Expeditors International of Washington, Inc.	619	75,883
HUB Group, Inc., Class A	5,418	186,596
Radiant Logistics, Inc. *	6,146	36,261
		491,647
Automobile Components — 1.6%
Adient PLC *	4,024	96,898
American Axle & Manufacturing Holdings, Inc. *	3,721	22,363
Autoliv, Inc.	6,598	814,853
BorgWarner, Inc.	15,123	664,807
Cooper-Standard Holdings, Inc. *	1,153	42,580
Dana, Inc.	8,268	165,691
Dorman Products, Inc. *	2,645	412,303
Fox Factory Holding Corp. *	4,601	111,758
Gentex Corp.	10,395	294,179
Gentherm, Inc. *	3,773	128,508
Goodyear Tire & Rubber Co. (The) *	6,748	50,475
LCI Industries	2,757	256,815
Lear Corp.	2,432	244,684
Modine Manufacturing Co. *	4,578	650,808
Motorcar Parts of America, Inc. *	2,267	37,496
Patrick Industries, Inc. @	3,117	322,391
Phinia, Inc.	3,024	173,820
Standard Motor Products, Inc.	2,639	107,724
Stoneridge, Inc. *	2,727	20,780
Strattec Security Corp. *	941	64,044
Visteon Corp.	2,696	323,143
XPEL, Inc. *	305	10,086
		5,016,206
Automobiles — 0.2%
Harley-Davidson, Inc.	5,205	145,220
Rivian Automotive, Inc., Class A *	14,455	212,199
Thor Industries, Inc. @	2,397	248,545
Winnebago Industries, Inc.	3,191	106,707
		712,671
Beverages — 0.5%
Boston Beer Co., Inc. (The), Class A *	69	14,588
Brown-Forman Corp., Class A @	337	9,069
Brown-Forman Corp., Class B	1,383	37,452

	SHARES	VALUE†
Celsius Holdings, Inc. *	2,162	$124,293
Coca-Cola Consolidated, Inc.	6,654	779,583
MGP Ingredients, Inc.	1,851	44,776
Molson Coors Beverage Co., Class B	9,730	440,282
National Beverage Corp. *	6,380	235,549
		1,685,592
Biotechnology — 2.2%
Agios Pharmaceuticals, Inc. *	1,554	62,378
Albireo Pharma, Inc. CVR *¶§	1,018	6,495
Aldeyra Therapeutics, Inc. *@	3,971	20,729
Alkermes PLC *	5,522	165,660
Allogene Therapeutics, Inc. *@	3,623	4,493
Anika Therapeutics, Inc. *	1,795	16,873
Arcus Biosciences, Inc. *	2,904	39,494
Beam Therapeutics, Inc. *@	497	12,062
Biogen, Inc. *	2,680	375,414
BioMarin Pharmaceutical, Inc. *	3,496	189,343
Catalyst Pharmaceuticals, Inc. *	5,207	102,578
Chinook Therapeutics, Inc. CVR *¶§	5,000	7,500
CRISPR Therapeutics AG *	1,927	124,889
Cullinan Therapeutics, Inc. *	1,139	6,754
Dynavax Technologies Corp. *	5,793	57,524
Enanta Pharmaceuticals, Inc. *@	1,585	18,972
Exact Sciences Corp. *	3,133	171,406
Exelixis, Inc. *	19,780	816,914
Fate Therapeutics, Inc. *	124	156
Halozyme Therapeutics, Inc. *	8,219	602,781
Incyte Corp. *	4,731	401,236
Krystal Biotech, Inc. *	1,598	282,095
Kura Oncology, Inc. *	5,384	47,648
Kymera Therapeutics, Inc. *	2,801	158,537
Mirati Therapeutics, Inc. CVR *¶§	1,395	4,157
Myriad Genetics, Inc. *	6,730	48,658
Natera, Inc. *	2,782	447,819
Neurocrine Biosciences, Inc. *	7,426	1,042,462
PDL BioPharma, Inc. *@§	18,262	5,753
Replimune Group, Inc. *@	2,590	10,852
Revolution Medicines, Inc. *	1,103	51,510
Sarepta Therapeutics, Inc. *	2,651	51,085
Stoke Therapeutics, Inc. *@	2,970	69,795
Twist Bioscience Corp. *	1,125	31,658
United Therapeutics Corp. *	2,637	1,105,457
Veracyte, Inc. *@	4,340	148,992
Xencor, Inc. *	2,792	32,750
Xenon Pharmaceuticals, Inc. *	338	13,571
		6,756,450
Broadline Retail — 0.4%
Dillard's, Inc., Class A @	780	479,295
Etsy, Inc. *	418	27,751
Macy's, Inc.	9,741	174,656
Ollie's Bargain Outlet Holdings, Inc. *	3,753	481,885
		1,163,587
Building Products — 2.6%
A.O. Smith Corp.	8,970	658,488
AAON, Inc. @	4,843	452,530
Advanced Drainage Systems, Inc.	7,209	999,888
Allegion PLC	1,427	253,078
American Woodmark Corp. *	982	65,558
Apogee Enterprises, Inc.	1,456	63,438
Armstrong World Industries, Inc.	4,365	855,584
AZZ, Inc.	2,363	257,874
Carlisle Cos., Inc.	609	200,337
CSW Industrials, Inc. @	1,174	284,988
Fortune Brands Innovations, Inc.	961	51,308

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Building Products (Continued)
Gibraltar Industries, Inc. *	3,042	$191,038
Insteel Industries, Inc.	2,278	87,338
Lennox International, Inc.	99	52,407
Masco Corp.	5,470	385,033
Owens Corning	6,683	945,377
Quanex Building Products Corp.	3,350	47,637
Resideo Technologies, Inc. *	681	29,406
Simpson Manufacturing Co., Inc.	3,582	599,842
Trex Co., Inc. *	9,328	481,978
UFP Industries, Inc.	5,108	477,547
Zurn Elkay Water Solutions Corp.	14,150	665,474
		8,106,148
Capital Markets — 3.7%
Acadian Asset Management, Inc.	2,826	136,100
Affiliated Managers Group, Inc.	3,775	900,073
Artisan Partners Asset Management, Inc., Class A	6,206	269,340
B Riley Financial, Inc. *@	1,204	7,194
BGC Group, Inc., Class A	30,567	289,164
Carlyle Group, Inc. (The)	8,419	527,871
Cohen & Steers, Inc.	5,127	336,382
Diamond Hill Investment Group, Inc.	204	28,562
Donnelley Financial Solutions, Inc. *	2,776	142,770
Evercore, Inc., Class A	3,349	1,129,685
Federated Hermes, Inc.	7,863	408,326
Franklin Resources, Inc.	13,466	311,469
Hamilton Lane, Inc., Class A	1,792	241,544
Houlihan Lokey, Inc.	1,002	205,731
Invesco Ltd.	21,232	487,062
Janus Henderson Group PLC	14,636	651,448
Jefferies Financial Group, Inc.	21,621	1,414,446
Lazard, Inc.	6,742	355,843
MarketAxess Holdings, Inc.	710	123,717
Moelis & Co., Class A	571	40,724
Morningstar, Inc.	2,847	660,532
Oppenheimer Holdings, Inc., Class A	1,244	91,944
Piper Sandler Cos.	1,632	566,288
PJT Partners, Inc., Class A	1,422	252,732
SEI Investments Co.	4,732	401,510
Silvercrest Asset Management Group, Inc., Class A	759	11,954
Stifel Financial Corp.	6,170	700,110
StoneX Group, Inc. *	4,280	431,938
Victory Capital Holdings, Inc., Class A @	982	63,594
Virtu Financial, Inc., Class A	3,211	113,991
Virtus Investment Partners, Inc.	608	115,538
Westwood Holdings Group, Inc.	1,157	19,079
WisdomTree, Inc. @	4,286	59,575
		11,496,236
Chemicals — 2.1%
AdvanSix, Inc.	1,777	34,438
Albemarle Corp.	750	60,810
American Vanguard Corp. *	3,554	20,400
Ashland, Inc.	2,287	109,570
Avient Corp.	10,014	329,961
Axalta Coating Systems Ltd. *	16,030	458,778
Balchem Corp.	2,794	419,268
Cabot Corp.	5,463	415,461

	SHARES	VALUE†
Celanese Corp.	1,157	$48,686
CF Industries Holdings, Inc.	824	73,913
Chemours Co. (The)	3,307	52,383
Core Molding Technologies, Inc. *	1,500	30,825
Dow, Inc.	2,026	46,456
Eastman Chemical Co.	3,373	212,668
Ecovyst, Inc. *	5,086	44,553
Element Solutions, Inc.	21,963	552,809
FMC Corp.	2,021	67,966
Hawkins, Inc.	1,851	338,215
HB Fuller Co.	5,803	344,002
Huntsman Corp.	9,262	83,173
Ingevity Corp. *	1,259	69,484
Innospec, Inc.	2,148	165,740
International Flavors & Fragrances, Inc.	1,030	63,386
Intrepid Potash, Inc. *	750	22,935
Koppers Holdings, Inc.	2,308	64,624
LSB Industries, Inc. *@	2,602	20,504
LyondellBasell Industries NV, Class A	747	36,633
Mativ Holdings, Inc.	3,615	40,886
Minerals Technologies, Inc.	3,081	191,392
Mosaic Co. (The)	9,271	321,518
NewMarket Corp.	504	417,418
Olin Corp.	2,544	63,574
Orion SA	3,504	26,560
Quaker Chemical Corp.	784	103,292
RPM International, Inc.	4,352	513,014
Sensient Technologies Corp.	4,568	428,707
Stepan Co.	2,418	115,339
Tronox Holdings PLC	1,464	5,885
		6,415,226
Commercial Banks — 10.4%
1st Source Corp.	2,546	156,732
Amalgamated Financial Corp.	477	12,951
Amerant Bancorp, Inc.	661	12,737
Ameris Bancorp	7,199	527,759
AmeriServ Financial, Inc.	4,400	12,760
Arrow Financial Corp.	2,279	64,496
Associated Banc-Corp.	15,176	390,175
Atlantic Union Bankshares Corp.	9,016	318,175
Axos Financial, Inc. *	3,826	323,871
BancFirst Corp.	3,303	417,664
Bancorp, Inc. (The) *	4,087	306,075
Bank of Hawaii Corp.	3,456	226,852
Bank of Marin Bancorp	1,580	38,362
Bank OZK	4,569	232,928
BankUnited, Inc.	3,310	126,310
Bankwell Financial Group, Inc.	326	14,426
Banner Corp.	3,355	219,752
Bar Harbor Bankshares	2,089	63,631
BCB Bancorp, Inc.	878	7,621
Beacon Financial Corp.	6,309	149,586
BOK Financial Corp.	4,648	517,973
Bridgewater Bancshares, Inc. *	700	12,320
Burke & Herbert Financial Services Corp.	197	12,153
Business First Bancshares, Inc.	553	13,056
Byline Bancorp, Inc.	1,299	36,021
C&F Financial Corp.	466	31,315
Cadence Bank	15,454	580,143
Camden National Corp.	1,756	67,764

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
Capital City Bank Group, Inc.	1,890	$78,983
Capitol Federal Financial, Inc.	5,302	33,668
Carter Bankshares, Inc. *	711	13,801
Cathay General Bancorp	7,259	348,505
Central Pacific Financial Corp.	3,116	94,539
Citizens & Northern Corp.	852	16,878
Citizens Community Bancorp, Inc.	400	6,428
Citizens Financial Group, Inc.	9,000	478,440
City Holding Co.	1,327	164,375
Civista Bancshares, Inc.	270	5,484
CNB Financial Corp.	3,887	94,065
Coastal Financial Corp. *	555	60,034
Columbia Banking System, Inc.	4,733	121,827
Columbia Financial, Inc. *	2,819	42,313
Comerica, Inc.	7,707	528,084
Commerce Bancshares, Inc.	9,452	564,852
Community Financial System, Inc.	4,718	276,664
Community Trust Bancorp, Inc.	1,552	86,834
Community West Bancshares	1,638	34,136
ConnectOne Bancorp, Inc.	4,072	101,026
Cullen/Frost Bankers, Inc.	3,828	485,276
Customers Bancorp, Inc. *	3,713	242,719
CVB Financial Corp.	13,166	248,969
Dime Community Bancshares, Inc.	3,168	94,501
Eagle Bancorp, Inc.	1,459	29,501
East West Bancorp, Inc.	9,740	1,036,823
Enterprise Financial Services Corp.	2,901	168,200
Equity Bancshares, Inc., Class A	1,470	59,829
Esquire Financial Holdings, Inc. @	569	58,069
Farmers & Merchants Bancorp, Inc.	1,205	30,137
Farmers National Banc Corp.	3,191	45,982
FB Financial Corp.	2,735	152,449
Financial Institutions, Inc.	1,855	50,456
First BanCorp	3,381	178,821
First BanCorp	18,672	411,718
First BanCorp, Inc. (The)	1,876	49,264
First Busey Corp.	5,571	128,969
First Business Financial Services, Inc.	551	28,244
First Commonwealth Financial Corp.	9,286	158,326
First Community Bankshares, Inc.	1,982	68,974
First Financial Bancorp	8,992	227,048
First Financial Bankshares, Inc.	14,820	498,693
First Financial Corp.	1,395	78,734
First Foundation, Inc. *	1,921	10,700
First Hawaiian, Inc.	1,200	29,796
First Horizon Corp.	28,413	642,418
First Internet Bancorp	1,018	22,834
First Interstate Bancsystem, Inc., Class A	4,291	136,754
First Merchants Corp.	5,621	211,912
First Mid Bancshares, Inc.	500	18,940
Flagstar Financial, Inc. @	1,739	20,085
Flushing Financial Corp.	3,899	53,845
FNB Corp.	22,576	363,699
FS Bancorp, Inc.	962	38,403
Fulton Financial Corp.	15,678	292,081
German American Bancorp, Inc. @	3,217	126,332
Glacier Bancorp, Inc.	11,842	576,350
Great Southern Bancorp, Inc.	1,275	78,094
Hancock Whitney Corp.	6,503	407,153
Hanmi Financial Corp.	3,586	88,538
HarborOne Bancorp, Inc. @	6,045	82,212
Heritage Commerce Corp.	3,576	35,510
Heritage Financial Corp.	4,162	100,679

	SHARES	VALUE†
Hilltop Holdings, Inc.	4,251	$142,068
Hingham Institution For Savings (The)	236	62,252
Home Bancorp, Inc.	994	53,999
Home BancShares, Inc.	13,006	368,070
HomeTrust Bancshares, Inc.	2,255	92,320
Hope Bancorp, Inc.	12,794	137,791
Horizon Bancorp, Inc.	3,103	49,679
Independent Bank Corp.	4,056	280,554
Independent Bank Corp.	600	18,585
International Bancshares Corp.	5,903	405,831
Kearny Financial Corp.	4,719	31,004
KeyCorp	26,535	495,939
Lakeland Financial Corp.	2,447	157,097
Live Oak Bancshares, Inc.	847	29,831
Mechanics Bancorp, Class A *@	1,747	23,253
Mercantile Bank Corp.	1,601	72,045
Metropolitan Bank Holding Corp.	321	24,017
Midland States Bancorp, Inc.	1,086	18,614
MidWestOne Financial Group, Inc.	613	17,342
National Bank Holdings Corp., Class A	3,376	130,449
NBT Bancorp, Inc.	4,206	175,643
Nicolet Bankshares, Inc.	1,020	137,190
Northeast Bank	896	89,743
Northfield Bancorp, Inc.	5,020	59,236
Northrim BanCorp, Inc.	3,344	72,431
Northwest Bancshares, Inc.	15,058	186,569
OceanFirst Financial Corp.	4,432	77,870
OFG Bancorp	4,058	176,482
Old National Bancorp	28,203	619,056
Old Second Bancorp, Inc.	2,244	38,788
Origin Bancorp, Inc.	1,342	46,326
Park National Corp.	1,732	281,502
Pathward Financial, Inc.	2,146	158,825
Peapack-Gladstone Financial Corp.	1,992	54,979
Peoples Bancorp, Inc.	3,204	96,088
Pinnacle Financial Partners, Inc.	3,365	315,603
Popular, Inc.	7,138	906,597
Preferred Bank	1,186	107,203
Primis Financial Corp.	1,858	19,528
Prosperity Bancshares, Inc.	5,491	364,328
Provident Financial Holdings, Inc.	1,124	17,703
Provident Financial Services, Inc.	7,308	140,898
QCR Holdings, Inc.	1,658	125,411
Renasant Corp.	6,722	247,975
Republic Bancorp, Inc., Class A	1,997	144,283
Riverview Bancorp, Inc.	2,557	13,731
S&T Bancorp, Inc.	3,996	150,210
Seacoast Banking Corp. of Florida	5,003	152,241
ServisFirst Bancshares, Inc.	5,630	453,384
Sierra Bancorp	1,529	44,203
Simmons First National Corp., Class A	7,315	140,229
Southern First Bancshares, Inc. *	923	40,723
Southern Missouri Bancorp, Inc.	686	36,056
Southside Bancshares, Inc.	3,368	95,146
Southstate Bank Corp.	8,044	795,310
Stellar Bancorp, Inc.	2,986	90,595
Stock Yards Bancorp, Inc. @	2,936	205,491
Synovus Financial Corp.	7,110	348,959
Texas Capital Bancshares, Inc. *	3,132	264,748
TFS Financial Corp.	3,750	49,406
Timberland Bancorp, Inc.	921	30,651
Tompkins Financial Corp.	1,559	103,221
Towne Bank	5,809	200,817
TriCo Bancshares	2,959	131,409
Triumph Financial, Inc. *	2,441	122,148

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
TrustCo Bank Corp.	1,746	$63,380
Trustmark Corp.	5,770	228,492
UMB Financial Corp.	7,466	883,601
United Bankshares, Inc.	12,088	449,794
United Community Banks, Inc.	8,563	268,450
Univest Financial Corp.	3,363	100,957
Valley National Bancorp	27,653	293,122
Veritex Holdings, Inc.	2,791	93,582
WaFd, Inc.	6,377	193,159
Washington Trust Bancorp, Inc.	2,001	57,829
Webster Financial Corp.	10,588	629,351
WesBanco, Inc.	8,472	270,511
West BanCorp, Inc.	1,763	35,824
Westamerica BanCorp	2,658	132,873
Western Alliance Bancorp	5,446	472,277
Western New England Bancorp, Inc. @	3,161	37,964
Wintrust Financial Corp.	5,640	746,962
WSFS Financial Corp.	6,445	347,579
Zions Bancorp NA	10,151	574,344
		32,532,307
Commercial Services & Supplies — 1.9%
ABM Industries, Inc.	6,300	290,556
ACCO Brands Corp.	6,694	26,709
Brady Corp., Class A	4,578	357,221
Brink's Co. (The)	4,524	528,675
Casella Waste Systems, Inc., Class A *	5,451	517,191
CECO Environmental Corp. *	4,211	215,603
Cimpress PLC *	1,426	89,895
Clean Harbors, Inc. *	4,977	1,155,759
Deluxe Corp. @	2,134	41,314
Ennis, Inc.	3,110	56,851
HNI Corp.	4,225	197,941
Interface, Inc.	5,834	168,836
Liquidity Services, Inc. *	3,228	88,544
MillerKnoll, Inc.	3,785	67,146
MSA Safety, Inc.	4,031	693,614
NL Industries, Inc.	4,571	28,112
OPENLANE, Inc. *	2,720	78,282
Steelcase, Inc., Class A	9,338	160,614
Tetra Tech, Inc.	22,616	754,922
UniFirst Corp.	1,530	255,801
Vestis Corp.	6,146	27,841
Virco Mfg. Corp.	2,494	19,328
		5,820,755
Communications Equipment — 1.6%
BK Technologies Corp. *	400	33,792
Calix, Inc. *	2,992	183,619
Ciena Corp. *	15,659	2,281,047
Clearfield, Inc. *	1,417	48,716
Digi International, Inc. *	3,397	123,855
F5, Inc. *	3,709	1,198,712
Harmonic, Inc. *	10,330	105,159
KVH Industries, Inc. *	2,387	13,367
Lantronix, Inc. *	1,100	5,027
Lumentum Holdings, Inc. *	2,690	437,690
NETGEAR, Inc. *	3,539	114,628
NetScout Systems, Inc. *	8,182	211,341
Optical Cable Corp. *	374	3,037

	SHARES	VALUE†
Viasat, Inc. *	1,242	$36,391
Viavi Solutions, Inc. *	21,651	274,751
		5,071,132
Computers & Peripherals — 0.1%
AstroNova, Inc. *	1,572	16,097
NetApp, Inc.	2,747	325,410
Western Digital Corp.	87	10,445
Xerox Holdings Corp. @	5,031	18,917
		370,869
Construction & Engineering — 3.0%
AECOM	4,153	541,842
Ameresco, Inc., Class A *	3,289	110,445
API Group Corp. *	2,392	82,213
Arcosa, Inc.	1,853	173,645
Comfort Systems USA, Inc.	1,414	1,166,804
Dycom Industries, Inc. *	2,492	727,066
Everus Construction Group, Inc. *	2,821	241,901
Fluor Corp. *	6,585	277,031
Granite Construction, Inc.	4,358	477,855
Great Lakes Dredge & Dock Corp. *	7,436	89,158
IES Holdings, Inc. *@	1,933	768,657
MasTec, Inc. *	6,602	1,404,971
Matrix Service Co. *	4,086	53,445
MYR Group, Inc. *	1,336	277,928
NWPX Infrastructure, Inc. *	1,211	64,098
Primoris Services Corp.	4,768	654,789
Sterling Infrastructure, Inc. *@	2,663	904,568
Tutor Perini Corp. *	3,153	206,805
Valmont Industries, Inc.	1,958	759,175
WillScot Holdings Corp.	18,315	386,630
		9,369,026
Construction Materials — 0.3%
Eagle Materials, Inc.	1,439	335,345
Knife River Corp. *	2,821	216,850
U.S. Lime & Minerals, Inc.	2,498	328,612
		880,807
Consumer Finance — 1.2%
Ally Financial, Inc.	6,410	251,272
Atlanticus Holdings Corp. *	1,324	77,560
Bread Financial Holdings, Inc.	856	47,739
Consumer Portfolio Services, Inc. *	3,813	28,788
Credit Acceptance Corp. *@	760	354,867
Encore Capital Group, Inc. *	2,787	116,329
Enova International, Inc. *	2,166	249,285
Ezcorp, Inc., Class A *	5,994	114,126
FirstCash Holdings, Inc.	2,667	422,506
Green Dot Corp., Class A *	2,968	39,860
LendingClub Corp. *	1,512	22,967
Navient Corp. @	8,170	107,436
Nelnet, Inc., Class A	2,441	306,053
OneMain Holdings, Inc.	7,656	432,258
PRA Group, Inc. *	4,120	63,613
PROG Holdings, Inc.	4,487	145,199
Regional Management Corp.	1,467	57,154
SLM Corp.	14,278	395,215
SoFi Technologies, Inc. *	12,464	329,299
World Acceptance Corp. *	514	86,938
		3,648,464

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Consumer Staples Distribution & Retail — 1.9%
Albertsons Cos., Inc., Class A	2,854	$49,974
Andersons, Inc. (The)	4,055	161,430
BJ's Wholesale Club Holdings, Inc. *	4,618	430,628
Casey's General Stores, Inc.	2,455	1,387,861
Chefs' Warehouse, Inc. (The) *	4,636	270,418
Grocery Outlet Holding Corp. *	2,734	43,881
Ingles Markets, Inc., Class A	1,973	137,242
Maplebear, Inc. *	792	29,114
Natural Grocers by Vitamin Cottage, Inc.	2,710	108,400
Performance Food Group Co. *	9,263	963,722
PriceSmart, Inc. @	2,691	326,122
Sprouts Farmers Market, Inc. *	7,149	777,811
U.S. Foods Holding Corp. *	13,615	1,043,181
United Natural Foods, Inc. *	1,873	70,462
Village Super Market, Inc., Class A	830	31,009
Weis Markets, Inc.	2,943	211,513
		6,042,768
Containers & Packaging — 1.2%
Amcor PLC	67,280	550,350
AptarGroup, Inc.	5,666	757,318
Avery Dennison Corp.	751	121,790
Ball Corp.	1,336	67,361
Crown Holdings, Inc.	3,202	309,281
Graphic Packaging Holding Co.	8,918	174,525
Greif, Inc., Class A	2,553	152,567
Greif, Inc., Class B	715	44,051
Myers Industries, Inc.	4,361	73,875
O-I Glass, Inc. *	8,143	105,615
Packaging Corp. of America	762	166,063
Sealed Air Corp.	6,808	240,663
Silgan Holdings, Inc.	11,743	505,066
Sonoco Products Co.	4,592	197,869
TriMas Corp.	3,690	142,582
		3,608,976
Distributors — 0.2%
A-Mark Precious Metals, Inc.	2,332	60,329
Genuine Parts Co.	1,314	182,120
LKQ Corp.	3,492	106,646
Pool Corp.	660	204,646
Weyco Group, Inc.	1,043	31,384
		585,125
Diversified Consumer Services — 1.5%
Adtalem Global Education, Inc. *	3,867	597,258
American Public Education, Inc. *	1,928	76,098
Bright Horizons Family Solutions, Inc. *	1,895	205,740
Carriage Services, Inc.	1,424	63,425
Chegg, Inc. *	32	48
Duolingo, Inc. *	500	160,920
European Wax Center, Inc., Class A *	583	2,326
Frontdoor, Inc. *	2,849	191,709
Graham Holdings Co., Class B	388	456,796
Grand Canyon Education, Inc. *	2,418	530,800
H&R Block, Inc.	11,646	588,938
Laureate Education, Inc. *	3,916	123,511
Matthews International Corp., Class A @	2,051	49,798
OneSpaWorld Holdings Ltd.	2,259	47,755
Perdoceo Education Corp.	6,976	262,716
Service Corp. International	7,334	610,336
Strategic Education, Inc.	2,650	227,927
Stride, Inc. *@	3,868	576,100
		4,772,201

	SHARES	VALUE†
Diversified Telecommunication Services — 0.1%
Anterix, Inc. *	1,066	$22,887
ATN International, Inc.	1,200	17,964
Bandwidth, Inc., Class A *	766	12,769
Costa Communications, Inc. CVR @*¶§	354	43
GCI Liberty, Inc., Class A *	164	6,159
GCI Liberty, Inc., Class C *	464	17,293
IDT Corp., Class B	1,342	70,200
Iridium Communications, Inc.	3,745	65,388
Liberty Latin America Ltd., Class A *	1,600	13,264
Liberty Latin America Ltd., Class C *	10,810	91,236
Shenandoah Telecommunications Co. @	6,413	86,063
		403,266
Electric Utilities — 1.4%
ALLETE, Inc.	4,869	323,302
Alliant Energy Corp.	8,696	586,197
Evergy, Inc.	7,556	574,407
Genie Energy Ltd., Class B	2,213	33,084
Hawaiian Electric Industries, Inc. *@	4,122	45,507
IDACORP, Inc.	2,837	374,910
MGE Energy, Inc.	3,771	317,443
OGE Energy Corp.	10,049	464,967
Otter Tail Corp.	4,597	376,816
Pinnacle West Capital Corp.	5,960	534,374
Portland General Electric Co.	5,648	248,512
TXNM Energy, Inc.	9,280	524,784
		4,404,303
Electrical Equipment — 1.3%
Acuity, Inc.	2,347	808,283
Allient, Inc.	1,626	72,764
Atkore, Inc.	3,999	250,897
EnerSys	3,615	408,350
Generac Holdings, Inc. *	265	44,361
Hubbell, Inc.	34	14,631
LSI Industries, Inc.	3,137	74,065
NEXTracker, Inc., Class A *	3,948	292,113
nVent Electric PLC	3,043	300,162
Powell Industries, Inc. @	1,062	323,708
Preformed Line Products Co.	539	105,725
Regal Rexnord Corp.	6,071	870,824
Sensata Technologies Holding PLC	6,595	201,477
Sunrun, Inc. *	6,232	107,751
Thermon Group Holdings, Inc. *	3,577	95,577
Vicor Corp. *	3,445	171,285
		4,141,973
Electronic Equipment, Instruments & Components — 4.2%
Advanced Energy Industries, Inc.	3,308	562,823
Arrow Electronics, Inc. *	5,952	720,192
Avnet, Inc.	8,026	419,599
Badger Meter, Inc.	3,103	554,134
Bel Fuse, Inc., Class B	1,421	200,389
Belden, Inc.	4,607	554,084
Benchmark Electronics, Inc.	3,809	146,837
Climb Global Solutions, Inc.	315	42,475
Cognex Corp.	3,708	167,972
Crane NXT Co. @	3,089	207,179
CTS Corp.	3,522	140,669
ePlus, Inc.	1,591	112,977
Fabrinet *	3,103	1,131,416
Flex Ltd. *	22,671	1,314,238
Insight Enterprises, Inc. *	2,809	318,569
IPG Photonics Corp. *	1,315	104,135
Itron, Inc. *	4,157	517,796
Jabil, Inc.	1,644	357,027

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (Continued)
Key Tronic Corp. *	1,700	$6,069
Kimball Electronics, Inc. *	2,512	75,008
Knowles Corp. *	3,541	82,541
Littelfuse, Inc.	1,865	483,054
Methode Electronics, Inc.	4,122	31,121
Napco Security Technologies, Inc.	3,236	138,986
nLight, Inc. *	1,098	32,534
Novanta, Inc. *	3,185	318,978
OSI Systems, Inc. *	1,449	361,149
PC Connection, Inc.	2,305	142,887
Plexus Corp. *	2,380	344,362
Richardson Electronics Ltd.	1,505	14,734
Rogers Corp. *	2,017	162,288
Sanmina Corp. *	4,678	538,484
ScanSource, Inc. *	2,807	123,480
TD SYNNEX Corp.	3,515	575,581
Trimble, Inc. *	7,608	621,193
TTM Technologies, Inc. *	8,928	514,253
Vishay Intertechnology, Inc.	11,850	181,305
Vishay Precision Group, Inc. *@	1,694	54,293
Vontier Corp.	8,347	350,324
Zebra Technologies Corp., Class A *	953	283,193
		13,008,328
Energy Equipment & Services — 1.0%
Archrock, Inc.	12,231	321,798
Bristow Group, Inc. *	1,579	56,970
Cactus, Inc., Class A	3,486	137,593
Core Laboratories, Inc. @	998	12,335
Expro Group Holdings NV *	837	9,944
Halliburton Co.	6,035	148,461
Helix Energy Solutions Group, Inc. *	8,345	54,743
Helmerich & Payne, Inc.	2,724	60,173
Innovex International, Inc. *	2,081	38,582
Liberty Energy, Inc.	8,201	101,200
Nabors Industries Ltd. *@	539	22,029
Natural Gas Services Group, Inc.	2,179	60,990
Noble Corp. PLC	2,483	70,219
NOV, Inc.	16,544	219,208
Oceaneering International, Inc. *	1,554	38,508
Oil States International, Inc. *	3,584	21,719
ProPetro Holding Corp. *	4,527	23,722
RPC, Inc.	8,542	40,660
SEACOR Marine Holdings, Inc. *	3,233	20,982
Select Water Solutions, Inc.	3,073	32,850
Solaris Energy Infrastructure, Inc.	1,000	39,970
TechnipFMC PLC	23,392	922,814
TETRA Technologies, Inc. *	8,698	50,014
Tidewater, Inc. *@	2,915	155,457
Transocean Ltd. *	43,549	135,873
Valaris Ltd. *@	1,881	91,736
Weatherford International PLC	4,378	299,587
		3,188,137
Entertainment — 0.2%
Atlanta Braves Holdings, Inc., Class A *	934	42,469
Atlanta Braves Holdings, Inc., Class C *	763	31,733
Cinemark Holdings, Inc.	7,484	209,702
IMAX Corp. *@	2,245	73,524
Liberty Media Corp.-Liberty Live, Class A *	650	61,295

	SHARES	VALUE†
Liberty Media Corp.-Liberty Live, Class C *	836	$81,067
Lionsgate Studios Corp. *	4,178	28,828
Madison Square Garden Entertainment Corp. *	432	19,544
Madison Square Garden Sports Corp. *	213	48,351
Marcus Corp. (The)	3,100	48,081
Sphere Entertainment Co. *@	432	26,836
Starz Entertainment Corp. *	278	4,095
Warner Music Group Corp., Class A	1,140	38,828
		714,353
Financial Services — 1.7%
Acacia Research Corp. *@	1,995	6,484
Alerus Financial Corp.	466	10,317
AvidXchange Holdings, Inc. *	1,863	18,537
Cantaloupe, Inc. *	930	9,830
Cass Information Systems, Inc.	1,499	58,956
Equitable Holdings, Inc.	4,600	233,588
Essent Group Ltd.	4,642	295,045
Euronet Worldwide, Inc. *	2,053	180,274
EVERTEC, Inc.	2,063	69,688
Federal Agricultural Mortgage Corp., Class C	923	155,046
Flywire Corp. *	4,301	58,236
International Money Express, Inc. *	1,977	27,619
Jack Henry & Associates, Inc.	2,212	329,433
Jackson Financial, Inc., Class A	1,992	201,650
Marqeta, Inc., Class A *	3,982	21,025
MGIC Investment Corp.	11,104	315,020
Mr. Cooper Group, Inc.	4,998	1,053,528
NMI Holdings, Inc. *	7,878	302,042
PennyMac Financial Services, Inc.	1,706	211,339
Radian Group, Inc.	7,144	258,756
Shift4 Payments, Inc., Class A *@	2,548	197,215
Voya Financial, Inc.	9,648	721,670
Walker & Dunlop, Inc.	3,120	260,894
Waterstone Financial, Inc.	2,966	46,270
Western Union Co. (The)	8,035	64,200
WEX, Inc. *	1,703	268,274
		5,374,936
Food Products — 1.6%
Alico, Inc.	713	24,713
B&G Foods, Inc. @	5,620	24,897
Bunge Global SA	1,397	113,506
Cal-Maine Foods, Inc.	3,959	372,542
Calavo Growers, Inc.	2,189	56,345
Campbell's Co. (The)	10,241	323,411
Conagra Brands, Inc.	4,537	83,072
Darling Ingredients, Inc. *	13,438	414,831
Flowers Foods, Inc.	9,365	122,213
Fresh Del Monte Produce, Inc.	5,010	173,947
Freshpet, Inc. *	870	47,946
Hormel Foods Corp.	3,194	79,020
Ingredion, Inc.	3,754	458,401
J&J Snack Foods Corp.	1,747	167,869
J.M. Smucker Co. (The)	2,567	278,776
John B Sanfilippo & Son, Inc.	981	63,059
Lamb Weston Holdings, Inc.	456	26,484
Lifeway Foods, Inc. *	1,756	48,747
Limoneira Co.	2,072	30,769
Marzetti Co. (The)	2,908	502,473

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Food Products (Continued)
McCormick & Co., Inc.	554	$37,068
Mission Produce, Inc. *	1,256	15,097
Pilgrim's Pride Corp.	5,624	229,009
Post Holdings, Inc. *	4,776	513,325
Seaboard Corp.	42	153,174
Seneca Foods Corp., Class A *	800	86,352
Simply Good Foods Co. (The) *	4,321	107,247
Tootsie Roll Industries, Inc. @	5,057	211,989
TreeHouse Foods, Inc. *	2,393	48,363
Utz Brands, Inc.	1,291	15,686
Vital Farms, Inc. *	2,774	114,150
		4,944,481
Gas Utilities — 0.9%
Chesapeake Utilities Corp.	2,106	283,657
MDU Resources Group, Inc.	11,285	200,986
National Fuel Gas Co.	4,000	369,480
New Jersey Resources Corp.	9,687	466,429
Northwest Natural Holding Co.	3,354	150,695
ONE Gas, Inc.	5,011	405,590
RGC Resources, Inc.	600	13,464
Southwest Gas Holdings, Inc.	4,019	314,849
Spire, Inc.	4,808	391,948
UGI Corp.	6,235	207,376
		2,804,474
Ground Transportation — 0.8%
ArcBest Corp.	2,227	155,600
Avis Budget Group, Inc. *@	279	44,800
Covenant Logistics Group, Inc.	1,720	37,255
Heartland Express, Inc.	5,239	43,903
JB Hunt Transport Services, Inc.	221	29,652
Knight-Swift Transportation Holdings, Inc.	10,458	413,196
Landstar System, Inc.	2,867	351,380
Marten Transport Ltd.	7,902	84,235
PAMT Corp. *	2,517	28,694
RXO, Inc. *	1,530	23,531
Saia, Inc. *	1,087	325,404
Schneider National, Inc., Class B	1,500	31,740
U-Haul Holding Co. *@	1,058	60,380
U-Haul Holding Co.	9,522	484,670
Universal Logistics Holdings, Inc. @	2,139	50,138
Werner Enterprises, Inc.	6,118	161,026
XPO, Inc. *	2,025	261,772
		2,587,376
Health Care Equipment & Supplies — 1.7%
ABIOMED, Inc. CVR *¶§	90	—
Align Technology, Inc. *	275	34,436
AngioDynamics, Inc. *	2,110	23,569
Artivion, Inc. *	5,028	212,886
AtriCure, Inc. *	1,614	56,893
Avanos Medical, Inc. *	2,452	28,345
Axogen, Inc. *@	2,643	47,151
Baxter International, Inc.	5,113	116,423
CONMED Corp.	2,255	106,053
Cooper Cos., Inc. (The) *	2,163	148,295
Dentsply Sirona, Inc.	4,402	55,861
Electromed, Inc. *	2,175	53,396
Embecta Corp.	2,452	34,598
Enovis Corp. *	2,582	78,338
Envista Holdings Corp. *	7,727	157,399
FONAR Corp. *@	1,282	19,307
Globus Medical, Inc., Class A *	8,354	478,434

	SHARES	VALUE†
Haemonetics Corp. *	5,164	$251,693
Hologic, Inc. *	3,027	204,292
Insulet Corp. *	999	308,421
Integer Holdings Corp. *	3,152	325,696
Integra LifeSciences Holdings Corp. *	6,371	91,296
iRadimed Corp.	704	50,097
Lantheus Holdings, Inc. *	3,768	193,261
LeMaitre Vascular, Inc.	1,935	169,332
LENSAR, Inc. *@	1,385	17,105
LivaNova PLC *	1,964	102,874
Masimo Corp. *	762	112,433
Merit Medical Systems, Inc. *	3,513	292,387
Neogen Corp. *	10,822	61,794
Omnicell, Inc. *	4,593	139,857
OraSure Technologies, Inc. *	6,967	22,364
OrthoPediatrics Corp. *	1,252	23,200
Penumbra, Inc. *	1,722	436,217
QuidelOrtho Corp. *	446	13,135
Surmodics, Inc. *	1,788	53,443
Tactile Systems Technology, Inc. *	1,239	17,148
Teleflex, Inc.	992	121,381
UFP Technologies, Inc. *	700	139,720
Utah Medical Products, Inc.	630	39,671
Varex Imaging Corp. *	578	7,167
Zimmer Biomet Holdings, Inc.	4,345	427,982
		5,273,350
Health Care Providers & Services — 3.2%
Acadia Healthcare Co., Inc. *	3,752	92,900
Addus HomeCare Corp. *	1,872	220,877
AMN Healthcare Services, Inc. *	3,754	72,677
Astrana Health, Inc. *	2,026	57,437
Brookdale Senior Living, Inc. *	7,211	61,077
Castle Biosciences, Inc. *	1,302	29,647
Chemed Corp.	896	401,175
Concentra Group Holdings Parent, Inc.	9,795	205,009
CorVel Corp. *	3,061	236,983
Cross Country Healthcare, Inc. *	3,321	47,158
DaVita, Inc. *	8,508	1,130,458
Encompass Health Corp.	6,968	885,075
Enhabit, Inc. *	1,307	10,469
Ensign Group, Inc. (The)	3,414	589,837
Fulgent Genetics, Inc. *	2,336	52,794
HealthEquity, Inc. *	4,526	428,929
Henry Schein, Inc. *	7,338	487,023
Hims & Hers Health, Inc. *@	379	21,497
Molina Healthcare, Inc. *	361	69,081
National HealthCare Corp.	1,582	192,229
National Research Corp.	2,987	38,174
NeoGenomics, Inc. *	4,322	33,366
Option Care Health, Inc. *	7,998	222,024
Owens & Minor, Inc. *	2,201	10,565
Pediatrix Medical Group, Inc. *	2,708	45,359
Pennant Group, Inc. (The) *	2,408	60,730
Premier, Inc., Class A @	3,050	84,790
Quest Diagnostics, Inc.	2,337	445,385
RadNet, Inc. *@	5,402	411,686
Select Medical Holdings Corp.	12,138	155,852
Surgery Partners, Inc. *	1,984	42,934
Tenet Healthcare Corp. *	10,669	2,166,234
U.S. Physical Therapy, Inc.	1,511	128,359
Universal Health Services, Inc., Class B	3,730	762,561
		9,900,351
Health Care Technology — 0.1%
Certara, Inc. *	6,275	76,681

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Technology (Continued)
Doximity, Inc., Class A *	2,443	$178,705
Evolent Health, Inc., Class A *@	5,196	43,958
HealthStream, Inc.	2,771	78,253
Simulations Plus, Inc. *@	1,298	19,561
Teladoc Health, Inc. *	2,607	20,152
TruBridge, Inc. *	1,636	32,998
		450,308
Hotels, Restaurants & Leisure — 3.1%
Aramark	20,945	804,288
Biglari Holdings, Inc., Class A *@	7	10,815
Biglari Holdings, Inc., Class B *@	74	23,950
BJ's Restaurants, Inc. *@	2,751	83,988
Bloomin' Brands, Inc.	5,028	36,051
Boyd Gaming Corp.	2,637	227,969
Brightstar Lottery PLC @	969	16,715
Brinker International, Inc. *	4,610	583,995
Caesars Entertainment, Inc. *	5,163	139,530
Cheesecake Factory, Inc. (The)	5,035	275,112
Choice Hotels International, Inc. @	5,300	566,623
Churchill Downs, Inc.	6,075	589,336
Cracker Barrel Old Country Store, Inc. @	2,324	102,395
Dave & Buster's Entertainment, Inc. *	2,282	41,441
Denny's Corp. *	4,694	24,550
Domino's Pizza, Inc.	558	240,894
DraftKings, Inc., Class A *	7,597	284,128
El Pollo Loco Holdings, Inc. *	2,723	26,413
Hyatt Hotels Corp., Class A	811	115,105
Inspired Entertainment, Inc. *	1,305	12,241
Kura Sushi USA, Inc., Class A *	365	21,685
Light & Wonder, Inc. *@	1,829	153,526
Marriott Vacations Worldwide Corp. @	3,349	222,909
Monarch Casino & Resort, Inc.	1,490	157,702
Nathan's Famous, Inc.	681	75,414
Norwegian Cruise Line Holdings Ltd. *	7,256	178,715
Papa John's International, Inc. @	3,338	160,725
Penn Entertainment, Inc. *@	4,594	88,480
Planet Fitness, Inc., Class A *	8,887	922,471
Shake Shack, Inc., Class A *	2,266	212,120
Texas Roadhouse, Inc.	5,745	954,532
Travel + Leisure Co.	3,181	189,238
United Parks & Resorts, Inc. *@	3,740	193,358
Vail Resorts, Inc. @	1,779	266,085
Wendy's Co. (The) @	22,109	202,518
Wingstop, Inc. @	1,117	281,126
Wyndham Hotels & Resorts, Inc.	5,481	437,932
Wynn Resorts Ltd.	5,043	646,866
		9,570,941
Household Durables — 3.1%
Bassett Furniture Industries, Inc.	1,080	16,891
Beazer Homes USA, Inc. *	1,643	40,336
Cavco Industries, Inc. *	691	401,285
Century Communities, Inc.	3,367	213,367
Champion Homes, Inc. *	2,566	195,965
Ethan Allen Interiors, Inc.	2,598	76,537
Flexsteel Industries, Inc.	1,069	49,548
Green Brick Partners, Inc. *	4,024	297,213
Hamilton Beach Brands Holding Co., Class A	2,000	28,740

	SHARES	VALUE†
Helen of Troy Ltd. *	2,629	$66,251
Hooker Furnishings Corp.	1,742	17,681
Installed Building Products, Inc.	3,050	752,313
KB Home	7,849	499,510
La-Z-Boy, Inc.	4,321	148,297
Leggett & Platt, Inc.	5,052	44,862
LGI Homes, Inc. *	624	32,267
Lifetime Brands, Inc.	2,082	8,057
Lovesac Co. (The) *@	794	13,442
M/I Homes, Inc. *	2,340	337,990
Meritage Homes Corp.	6,982	505,706
Mohawk Industries, Inc. *	3,847	495,955
Newell Brands, Inc.	11,481	60,161
Orleans Homebuilders, Inc. *@§	4,953	—
SharkNinja, Inc. *	907	93,557
Somnigroup International, Inc. @	18,183	1,533,372
Sonos, Inc. *	3,418	54,004
Taylor Morrison Home Corp. *	9,778	645,446
Toll Brothers, Inc.	10,507	1,451,437
TopBuild Corp. *@	2,826	1,104,570
TRI Pointe Homes, Inc. *	9,397	319,216
Universal Electronics, Inc. *	1,292	6,021
Whirlpool Corp.	218	17,135
		9,527,132
Household Products — 0.2%
Central Garden & Pet Co. *	427	13,942
Central Garden & Pet Co., Class A *	5,031	148,565
Clorox Co. (The)	1,886	232,544
Spectrum Brands Holdings, Inc.	1,189	62,458
WD-40 Co.	1,229	242,850
		700,359
Independent Power Producers & Energy Traders — 0.3%
AES Corp. (The)	8,066	106,148
Clearway Energy, Inc., Class A	3,716	100,072
Clearway Energy, Inc., Class C	8,971	253,431
Hallador Energy Co. *	3,193	62,487
Ormat Technologies, Inc.	5,451	524,659
		1,046,797
Insurance — 4.1%
Ambac Financial Group, Inc. *	900	7,506
American Financial Group, Inc.	3,696	538,581
AMERISAFE, Inc.	1,125	49,320
Assurant, Inc.	4,101	888,277
Assured Guaranty Ltd.	4,657	394,215
Axis Capital Holdings Ltd.	4,830	462,714
Baldwin Insurance Group, Inc. (The) *@	3,130	88,297
Brighthouse Financial, Inc. *	3,337	177,128
Citizens, Inc. *	6,126	32,161
CNO Financial Group, Inc.	8,455	334,395
Crawford & Co., Class A	3,214	34,390
Crawford & Co., Class B	3,345	32,714
Donegal Group, Inc., Class A	2,745	53,225
Employers Holdings, Inc.	2,665	113,209
Everest Group Ltd.	18	6,304
F&G Annuities & Life, Inc.	877	27,424
Fidelity National Financial, Inc.	3,987	241,174
First American Financial Corp.	7,508	482,314
Genworth Financial, Inc. *	14,918	132,770
Globe Life, Inc.	3,866	552,722

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance (Continued)
Hanover Insurance Group, Inc. (The)	2,145	$389,596
HCI Group, Inc.	741	142,220
Horace Mann Educators Corp.	4,392	198,387
Investors Title Co.	279	74,725
Kemper Corp.	5,843	301,207
Kinsale Capital Group, Inc.	808	343,610
Lincoln National Corp.	7,815	315,179
Mercury General Corp.	3,869	328,014
Old Republic International Corp.	20,327	863,288
Palomar Holdings, Inc. *	1,593	185,983
Primerica, Inc.	2,788	773,921
Reinsurance Group of America, Inc.	3,182	611,358
RenaissanceRe Holdings Ltd.	2,896	735,381
RLI Corp.	8,062	525,804
Safety Insurance Group, Inc.	1,493	105,540
Selective Insurance Group, Inc.	5,516	447,182
Stewart Information Services Corp.	2,578	189,019
Trupanion, Inc. *	335	14,499
Unico American Corp. *§	1,700	51
United Fire Group, Inc.	1,185	36,048
Universal Insurance Holdings, Inc.	2,828	74,376
Unum Group	14,680	1,141,810
White Mountains Insurance Group Ltd.	170	284,158
		12,730,196
Interactive Media & Services — 0.4%
Cargurus, Inc. *	1,272	47,357
Cars.com, Inc. *	3,931	48,037
Match Group, Inc.	6,820	240,882
Pinterest, Inc., Class A *	4,203	135,211
QuinStreet, Inc. *	858	13,273
Shutterstock, Inc.	1,210	25,228
Snap, Inc., Class A *	24,958	192,426
TripAdvisor, Inc. *	4,913	79,885
Yelp, Inc. *	4,724	147,389
Ziff Davis, Inc. *	2,996	114,148
ZoomInfo Technologies, Inc. *	5,496	59,961
		1,103,797
IT Services — 0.7%
Akamai Technologies, Inc. *	1,237	93,715
Amdocs Ltd.	5,319	436,424
ASGN, Inc. *	4,078	193,093
DXC Technology Co. *	5,492	74,856
EPAM Systems, Inc. *	367	55,340
Fastly, Inc., Class A *	1,787	15,279
Globant SA *	1,444	82,857
Grid Dynamics Holdings, Inc. *	2,704	20,848
Hackett Group, Inc. (The)	3,495	66,440
Information Services Group, Inc.	2,180	12,535
Kyndryl Holdings, Inc. *	2,623	78,769
MongoDB, Inc. *	712	220,990
Okta, Inc. *	5,003	458,775
Twilio, Inc., Class A *	3,932	393,554
		2,203,475
Leisure Equipment & Products — 0.4%
Acushnet Holdings Corp.	541	42,463
American Outdoor Brands, Inc. *	1,946	16,891
Brunswick Corp.	3,312	209,451
Escalade, Inc. @	1,950	24,512
Hasbro, Inc.	3,807	288,761
Johnson Outdoors, Inc., Class A	1,000	40,390
Malibu Boats, Inc., Class A *	2,116	68,664

	SHARES	VALUE†
Marine Products Corp. @	3,930	$34,859
MasterCraft Boat Holdings, Inc. *@	1,583	33,971
Mattel, Inc. *	16,916	284,696
Polaris, Inc. @	1,935	112,482
Smith & Wesson Brands, Inc. @	2,884	28,350
Topgolf Callaway Brands Corp. *	5,300	50,350
		1,235,840
Life Sciences Tools & Services — 1.1%
Avantor, Inc. *	7,284	90,904
Azenta, Inc. *	937	26,911
Bio-Rad Laboratories, Inc., Class A *	457	128,138
Bio-Techne Corp.	3,837	213,452
BioLife Solutions, Inc. *	1,278	32,602
Bruker Corp.	5,636	183,114
Charles River Laboratories International, Inc. *	991	155,052
CryoPort, Inc. *	2,607	24,714
ICON PLC *	104	18,200
Illumina, Inc. *	2,261	214,727
Medpace Holdings, Inc. *	2,141	1,100,817
OmniAb, Inc. *	8,462	13,539
OmniAb, Inc. *§	654	—
OmniAb, Inc. *§	654	—
Repligen Corp. *	2,618	349,948
Revvity, Inc. @	2,555	223,946
Waters Corp. *	1,196	358,573
West Pharmaceutical Services, Inc.	1,019	267,314
		3,401,951
Machinery — 5.5%
Aebi Schmidt Holding AG	4,070	50,753
AGCO Corp.	4,840	518,219
Alamo Group, Inc.	1,213	231,562
Albany International Corp., Class A	2,901	154,623
Allison Transmission Holdings, Inc.	6,647	564,197
Astec Industries, Inc.	1,354	65,168
Chart Industries, Inc. *	3,344	669,302
CNH Industrial NV	11,489	124,656
Columbus McKinnon Corp.	2,642	37,886
Commercial Vehicle Group, Inc. *	1,240	2,108
Crane Co.	3,089	568,808
Donaldson Co., Inc.	8,206	671,661
Douglas Dynamics, Inc.	2,507	78,369
Eastern Co. (The)	776	18,205
Enerpac Tool Group Corp.	4,909	201,269
Enpro, Inc.	1,812	409,512
Esab Corp.	418	46,707
ESCO Technologies, Inc.	2,269	479,009
Federal Signal Corp.	5,267	626,720
Flowserve Corp.	2,564	136,251
Franklin Electric Co., Inc.	4,975	473,620
Gorman-Rupp Co. (The)	2,754	127,813
Graco, Inc.	4,511	383,255
Greenbrier Cos., Inc. (The)	2,663	122,951
Helios Technologies, Inc.	2,930	152,741
Hurco Cos., Inc. *	1,000	17,400
Hyster-Yale, Inc.	165	6,082
IDEX Corp.	100	16,276
ITT, Inc.	5,131	917,218
Kadant, Inc.	1,029	306,210
Kennametal, Inc.	3,360	70,325
L.B. Foster Co., Class A *	1,565	42,177
Lincoln Electric Holdings, Inc.	3,365	793,568
Lindsay Corp.	1,109	155,881
Manitowoc Co., Inc. (The) *	3,607	36,106

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Machinery (Continued)
Middleby Corp. (The) *	2,710	$360,240
Miller Industries, Inc.	1,261	50,970
Mueller Industries, Inc.	9,528	963,376
Mueller Water Products, Inc., Class A	15,406	393,161
Nordson Corp.	846	192,000
Omega Flex, Inc.	590	18,399
Oshkosh Corp.	4,130	535,661
Park-Ohio Holdings Corp.	2,182	46,346
Pentair PLC	11,013	1,219,800
Perma-Pipe International Holdings, Inc. *@	1,900	44,517
RBC Bearings, Inc. *	336	131,137
Snap-on, Inc.	709	245,690
SPX Technologies, Inc. *	4,109	767,479
Standex International Corp.	1,107	234,573
Stanley Black & Decker, Inc.	2,632	195,637
Tennant Co.	1,721	139,504
Terex Corp.	6,303	323,344
Timken Co. (The)	6,902	518,892
Titan International, Inc. *	4,338	32,795
Toro Co. (The)	3,825	291,465
Trinity Industries, Inc.	4,908	137,620
Wabash National Corp.	2,121	20,934
Watts Water Technologies, Inc., Class A	2,360	659,101
Worthington Enterprises, Inc.	4,458	247,374
		17,046,623
Marine Transportation — 0.2%
Costamare Bulkers Holdings Ltd. *	1,145	16,454
Costamare, Inc.	5,728	68,220
Kirby Corp. *	4,368	364,510
Matson, Inc.	2,963	292,122
		741,306
Media — 1.2%
Boston Omaha Corp., Class A *@	1,358	17,763
Cable One, Inc.	179	31,692
DoubleVerify Holdings, Inc. *	5,203	62,332
Entravision Communications Corp., Class A	3,329	7,756
EW Scripps Co. (The), Class A *	7,073	17,400
Fox Corp., Class A	3,642	229,664
Fox Corp., Class B	817	46,806
Gannett Co., Inc. *	1	4
GCI Liberty, Inc. *§	8,984	—
Gray Media, Inc. @	8,433	48,743
Interpublic Group of Cos., Inc. (The)	12,645	352,922
John Wiley & Sons, Inc., Class A	2,491	100,811
Liberty Broadband Corp., Class A *	824	52,184
Liberty Broadband Corp., Class C *	2,320	147,413
Magnite, Inc. *@	3,879	84,485
New York Times Co. (The), Class A	17,457	1,002,032
News Corp., Class A	19,977	613,494
News Corp., Class B	7,188	248,345
Nexstar Media Group, Inc.	2,102	415,649
Omnicom Group, Inc.	1,627	132,649
Paramount Skydance Corp.	2,612	49,419
PubMatic, Inc., Class A *	3,162	26,181
Saga Communications, Inc., Class A	664	8,260
Scholastic Corp.	1,911	52,323
Sinclair, Inc. @	2,132	32,193
TechTarget, Inc. *	3,517	20,434

	SHARES	VALUE†
Thryv Holdings, Inc. *	1,938	$23,372
WideOpenWest, Inc. *	4,405	22,730
		3,847,056
Metals & Mining — 1.7%
Alcoa Corp.	12,275	403,725
Alpha Metallurgical Resources, Inc. *	719	117,981
Carpenter Technology Corp.	3,912	960,552
Century Aluminum Co. *	8,912	261,656
Cleveland-Cliffs, Inc. *@	10,926	133,297
Coeur Mining, Inc. *	16,461	308,808
Commercial Metals Co.	12,402	710,387
Fortitude Gold Corp.	4,671	20,366
Friedman Industries, Inc.	700	15,327
Hecla Mining Co.	30,869	373,515
Kaiser Aluminum Corp.	1,901	146,681
Materion Corp.	1,832	221,324
Metallus, Inc. *	3,673	60,715
MP Materials Corp. *@	4,905	328,978
Olympic Steel, Inc.	1,200	36,540
Reliance, Inc.	301	84,530
Royal Gold, Inc.	4,388	880,145
Ryerson Holding Corp. @	4,615	105,499
Steel Dynamics, Inc.	380	52,983
SunCoke Energy, Inc.	5,320	43,411
Tredegar Corp. *	3,412	27,398
Warrior Met Coal, Inc.	738	46,966
		5,340,784
Multi-Utilities — 0.6%
Avista Corp.	6,896	260,738
Black Hills Corp.	6,023	370,957
NiSource, Inc.	19,524	845,389
Northwestern Energy Group, Inc.	4,148	243,114
Unitil Corp.	1,923	92,035
		1,812,233
Oil, Gas & Consumable Fuels — 2.2%
Amplify Energy Corp. *	1,867	9,802
Antero Midstream Corp.	32,353	628,942
Antero Resources Corp. *	5,180	173,841
APA Corp.	7,972	193,560
Ardmore Shipping Corp.	1,612	19,134
Berry Corp.	4,166	15,747
California Resources Corp.	1,759	93,544
Centrus Energy Corp., Class A *@	1,074	333,015
Chord Energy Corp.	244	24,246
Civitas Resources, Inc.	2,093	68,023
CNX Resources Corp. *@	16,780	538,974
Comstock Resources, Inc. *@	8,676	172,045
Core Natural Resources, Inc.	1,743	145,506
Coterra Energy, Inc.	417	9,862
CVR Energy, Inc. *	1,556	56,763
DHT Holdings, Inc.	11,638	139,074
Dorian LPG Ltd.	3,332	99,294
DT Midstream, Inc.	1,881	212,666
Evolution Petroleum Corp. @	5,356	25,816
Expand Energy Corp.	39	4,143
Green Plains, Inc. *	3,022	26,563
Gulfport Energy Corp. *	944	170,845
HF Sinclair Corp.	8,792	460,173
International Seaways, Inc. @	4,383	201,969

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (Continued)
Magnolia Oil & Gas Corp., Class A	7,613	$181,722
Matador Resources Co.	10,827	486,457
Murphy Oil Corp. @	7,046	200,177
NACCO Industries, Inc., Class A	533	22,471
New Fortress Energy, Inc. *@	3,932	8,690
Nordic American Tankers Ltd. @	8,255	25,921
Northern Oil and Gas, Inc.	1,306	32,389
Ovintiv, Inc.	6,163	248,862
Par Pacific Holdings, Inc. *	2,616	92,659
PBF Energy, Inc., Class A	6,136	185,123
Peabody Energy Corp.	3,580	94,942
Permian Resources Corp.	26,947	344,922
Range Resources Corp.	10,825	407,453
REX American Resources Corp. *	3,102	94,983
SandRidge Energy, Inc.	2,175	24,534
Scorpio Tankers, Inc.	1,144	64,121
SFL Corp. Ltd. @	4,682	35,255
SM Energy Co.	2,124	53,036
Talos Energy, Inc. *	3,212	30,803
Teekay Corp. Ltd.	4,339	35,493
Teekay Tankers Ltd., Class A @	1,880	95,034
Viper Energy, Inc., Class A	1,730	66,121
Vitesse Energy, Inc. @	2,544	59,097
World Kinect Corp. @	2,783	72,219
		6,786,031
Paper & Forest Products — 0.2%
Clearwater Paper Corp. *	1,838	38,157
Louisiana-Pacific Corp.	6,194	550,275
Mercer International, Inc.	7,857	22,628
Resolute Forest Products, Inc. CVR *¶§	7,629	—
Sylvamo Corp.	2,483	109,798
		720,858
Passenger Airlines — 0.3%
Aduro Biotech, Inc. CVR *¶§	237	—
Alaska Air Group, Inc. *	3,915	194,889
Allegiant Travel Co. *@	441	26,799
American Airlines Group, Inc. *	12,202	137,150
SkyWest, Inc. *	3,627	364,949
Southwest Airlines Co. @	10,338	329,886
		1,053,673
Personal Products — 0.4%
BellRing Brands, Inc. *	7,482	271,971
Coty, Inc., Class A *	36,213	146,301
Edgewell Personal Care Co.	1,329	27,058
elf Beauty, Inc. *	4,063	538,266
Herbalife Ltd. *	600	5,064
Interparfums, Inc.	2,826	278,022
Medifast, Inc. *@	1,290	17,634
Natural Alternatives International, Inc. *	1,000	2,900
Nature's Sunshine Products, Inc. *	1,700	26,384
United-Guardian, Inc.	600	4,680
USANA Health Sciences, Inc. *	2,205	60,748
		1,379,028
Pharmaceuticals — 1.0%
Amphastar Pharmaceuticals, Inc. *	5,315	141,645
ANI Pharmaceuticals, Inc. *	1,669	152,880
Collegium Pharmaceutical, Inc. *	2,590	90,624
Corcept Therapeutics, Inc. *	7,842	651,748
Edgewise Therapeutics, Inc. *	1,162	18,848
Elanco Animal Health, Inc. *@	2,020	40,683
Harmony Biosciences Holdings, Inc. *	1,923	52,998

	SHARES	VALUE†
Innoviva, Inc. *	5,963	$108,825
Jazz Pharmaceuticals PLC *	2,825	372,335
LENZ Therapeutics, Inc. *@	446	20,775
Ligand Pharmaceuticals, Inc. *@	1,727	305,921
Organon & Co.	7,211	77,013
Pacira BioSciences, Inc. *@	1,786	46,025
Perrigo Co. PLC	6,512	145,022
Prestige Consumer Healthcare, Inc. *	5,152	321,485
Royalty Pharma PLC, Class A	6,240	220,147
SIGA Technologies, Inc.	1,900	17,385
Supernus Pharmaceuticals, Inc. *	5,158	246,501
Viatris, Inc.	18,447	182,625
		3,213,485
Professional Services — 2.6%
Acuren Corp. *	7,383	98,268
Amentum Holdings, Inc. *@	16	383
Barrett Business Services, Inc.	3,196	141,647
Booz Allen Hamilton Holding Corp.	729	72,864
CACI International, Inc., Class A *	1,409	702,781
Concentrix Corp. @	3,341	154,187
Conduent, Inc. *	5,702	15,966
CRA International, Inc.	567	118,236
CSG Systems International, Inc.	2,945	189,599
Dayforce, Inc. *	3,385	233,193
ExlService Holdings, Inc. *	13,901	612,061
Exponent, Inc.	4,607	320,094
Forrester Research, Inc. *	2,360	25,016
Franklin Covey Co. *	1,628	31,599
FTI Consulting, Inc. *	3,603	582,425
Genpact Ltd.	9,689	405,872
Heidrick & Struggles International, Inc.	1,928	95,957
Huron Consulting Group, Inc. *	1,957	287,229
ICF International, Inc.	2,012	186,714
Insperity, Inc.	3,407	167,624
Jacobs Solutions, Inc.	273	40,912
KBR, Inc.	12,616	596,611
Kelly Services, Inc., Class A	1,510	19,811
Kforce, Inc.	1,735	52,015
Korn Ferry	4,964	347,381
Leidos Holdings, Inc.	686	129,627
ManpowerGroup, Inc.	1,804	68,372
Mastech Digital, Inc. *	2,122	16,178
Maximus, Inc.	2,874	262,597
Parsons Corp. *	1,163	96,436
Paycom Software, Inc.	137	28,515
Paylocity Holding Corp. *	2,396	381,611
RCM Technologies, Inc. *	1,296	34,409
Resources Connection, Inc.	3,396	17,150
Robert Half, Inc.	4,511	153,284
Science Applications International Corp.	2,559	254,288
SS&C Technologies Holdings, Inc.	4,194	372,259
TransUnion	2,321	194,453
TriNet Group, Inc.	3,424	229,031
TrueBlue, Inc. *	3,431	21,032
TTEC Holdings, Inc. *@	4,929	16,561
Verra Mobility Corp. *	10,023	247,568
		8,021,816
Real Estate Management & Development — 0.8%
Cushman & Wakefield PLC *	5,956	94,820
Douglas Elliman, Inc. *	8,113	23,203
Forestar Group, Inc. *	3,530	93,863
FRP Holdings, Inc. *	400	9,744
Howard Hughes Holdings, Inc. *	1,369	112,491
Jones Lang LaSalle, Inc. *	3,879	1,157,028

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Real Estate Management & Development (Continued)
Kennedy-Wilson Holdings, Inc.	7,231	$60,162
Marcus & Millichap, Inc.	1,262	37,040
Maui Land & Pineapple Co., Inc. *	885	16,496
Newmark Group, Inc., Class A	11,400	212,610
RMR Group, Inc. (The), Class A	1,159	18,231
Seaport Entertainment Group, Inc. *@	344	7,884
St. Joe Co. (The)	3,300	163,284
Stratus Properties, Inc. *	313	6,623
Tejon Ranch Co. *@	2,249	35,939
Zillow Group, Inc., Class A *@	1,311	97,591
Zillow Group, Inc., Class C *	4,338	334,243
		2,481,252
Semiconductors & Semiconductor Equipment — 2.6%
Allegro MicroSystems, Inc. *	1,272	37,142
Alpha & Omega Semiconductor Ltd. *	2,886	80,693
Ambarella, Inc. *	1,986	163,885
Amkor Technology, Inc.	24,529	696,624
Amtech Systems, Inc. *	2,822	26,132
Astera Labs, Inc. *	1,765	345,587
Axcelis Technologies, Inc. *	3,412	333,148
CEVA, Inc. *	3,095	81,739
Cirrus Logic, Inc. *	3,204	401,429
Cohu, Inc. *	3,788	77,010
Credo Technology Group Holding Ltd. *	2,044	297,627
Diodes, Inc. *	4,900	260,729
Enphase Energy, Inc. *	2,985	105,639
Entegris, Inc. @	230	21,266
First Solar, Inc. *	525	115,778
FormFactor, Inc. *	8,126	295,949
GSI Technology, Inc. *	1,572	5,785
Ichor Holdings Ltd. *	400	7,008
Kulicke & Soffa Industries, Inc.	5,924	240,751
Lattice Semiconductor Corp. *	5,394	395,488
MACOM Technology Solutions Holdings, Inc. *	2,196	273,380
Magnachip Semiconductor Corp. *	4,588	14,360
MaxLinear, Inc. *	3,747	60,252
MKS, Inc.	140	17,328
NVE Corp.	256	16,709
ON Semiconductor Corp. *	2,857	140,879
Onto Innovation, Inc. *	4,274	552,286
PDF Solutions, Inc. *	4,938	127,499
Photronics, Inc. *	7,008	160,834
Power Integrations, Inc.	6,164	247,854
Qorvo, Inc. *	2,760	251,381
Rambus, Inc. *	9,260	964,892
Silicon Laboratories, Inc. *	1,257	164,830
Skyworks Solutions, Inc.	1,280	98,534
Synaptics, Inc. *	4,162	284,431
Teradyne, Inc.	267	36,750
Ultra Clean Holdings, Inc. *	4,298	117,121
Universal Display Corp.	2,218	318,571
Veeco Instruments, Inc. *	3,448	104,923
		7,942,223
Software — 2.9%
A10 Networks, Inc.	4,234	76,847
ACI Worldwide, Inc. *	8,881	468,650
Adeia, Inc.	7,577	127,294

	SHARES	VALUE†
Alarm.com Holdings, Inc. *	2,460	$130,577
Bentley Systems, Inc., Class B	4,082	210,141
Bill Holdings, Inc. *	2,276	120,560
Blackbaud, Inc. *	5,719	367,789
Box, Inc., Class A *	6,867	221,598
Commvault Systems, Inc. *	2,675	504,986
Consensus Cloud Solutions, Inc. *	1,449	42,557
DocuSign, Inc. *	5,112	368,524
Dolby Laboratories, Inc., Class A	2,819	204,011
Dropbox, Inc., Class A *	14,286	431,580
Dynatrace, Inc. *	7,032	340,700
eGain Corp. *	4,304	37,488
Gen Digital, Inc.	20,625	585,544
Guidewire Software, Inc. *	3,285	755,090
I3 Verticals, Inc., Class A *@	1,470	47,716
InterDigital, Inc. @	2,792	963,882
Jamf Holding Corp. *	3,544	37,921
JFrog Ltd. *	479	22,671
LiveRamp Holdings, Inc. *	7,539	204,608
Manhattan Associates, Inc. *	1,016	208,260
Meridianlink, Inc. *	2,090	41,654
Mitek Systems, Inc. *@	1,166	11,392
N-able, Inc. *	8,171	63,734
Nutanix, Inc., Class A *	4,947	368,007
Ooma, Inc. *	1,297	15,551
Pegasystems, Inc.	1,054	60,605
Progress Software Corp. *	4,129	181,387
Qualys, Inc. *	3,876	512,911
SentinelOne, Inc., Class A *	5,750	101,258
SPS Commerce, Inc. *	2,160	224,942
Teradata Corp. *	2,927	62,960
UiPath, Inc., Class A *	10,245	137,078
Unity Software, Inc. *	11,422	457,337
Verint Systems, Inc. *	4,367	88,432
Vertex, Inc., Class A *@	1,558	38,623
Yext, Inc. *	4,488	38,238
		8,883,103
Specialty Retail — 3.2%
1-800-Flowers.com, Inc., Class A *	3,880	17,848
Abercrombie & Fitch Co., Class A *	3,727	318,845
Academy Sports & Outdoors, Inc. @	2,614	130,752
Advance Auto Parts, Inc. @	3,109	190,893
America's Car-Mart, Inc. *@	822	24,011
American Eagle Outfitters, Inc. @	9,675	165,539
Asbury Automotive Group, Inc. *	2,143	523,856
AutoNation, Inc. *	4,060	888,206
Bath & Body Works, Inc.	5,771	148,661
Best Buy Co., Inc.	1,982	149,879
Boot Barn Holdings, Inc. *	2,691	445,952
Buckle, Inc. (The)	5,018	294,356
Build-A-Bear Workshop, Inc. @	1,640	106,944
Burlington Stores, Inc. *	1,120	285,040
Caleres, Inc. @	3,874	50,517
CarMax, Inc. *	4,370	196,082
Cato Corp. (The), Class A *	2,638	11,106
Citi Trends, Inc. *	818	25,383
Dick's Sporting Goods, Inc.	403	89,555
Five Below, Inc. *	5,505	851,623
Floor & Decor Holdings, Inc., Class A *	4,489	330,839
GameStop Corp., Class A *	752	20,515

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Specialty Retail (Continued)
Gap, Inc. (The)	2,272	$48,598
Genesco, Inc. *	1,490	43,195
Group 1 Automotive, Inc.	1,132	495,261
Guess?, Inc.	3,265	54,558
Haverty Furniture Cos., Inc.	1,983	43,487
Lithia Motors, Inc.	1,581	499,596
MarineMax, Inc. *@	2,209	55,954
Monro, Inc. @	3,090	55,527
Murphy USA, Inc.	1,712	664,701
National Vision Holdings, Inc. *	2,877	83,980
ODP Corp. (The) *	1,761	49,044
Penske Automotive Group, Inc. @	1,742	302,951
PetMed Express, Inc. *@	2,360	5,924
Revolve Group, Inc. *	706	15,038
RH *	318	64,605
Sally Beauty Holdings, Inc. *@	3,610	58,771
Shoe Carnival, Inc.	3,062	63,659
Signet Jewelers Ltd. @	4,741	454,757
Sleep Number Corp. *@	3,221	22,611
Sonic Automotive, Inc., Class A	1,991	151,495
Ulta Beauty, Inc. *	499	272,828
Upbound Group, Inc.	6,271	148,184
Urban Outfitters, Inc. *	2,086	149,003
Valvoline, Inc. *	6,915	248,318
Victoria's Secret & Co. *	2,341	63,535
Williams-Sonoma, Inc.	1,226	239,622
Winmark Corp.	455	226,485
Zumiez, Inc. *	2,406	47,182
		9,895,271
Textiles, Apparel & Luxury Goods — 1.3%
Capri Holdings Ltd. *	4,596	91,552
Carter's, Inc.	1,288	36,347
Columbia Sportswear Co.	2,473	129,338
Deckers Outdoor Corp. *	1,505	152,562
Figs, Inc., Class A *	2,862	19,147
G-III Apparel Group Ltd. *	5,008	133,263
Kontoor Brands, Inc.	2,384	190,172
Lakeland Industries, Inc. @	1,669	24,701
Movado Group, Inc.	2,220	42,113
Oxford Industries, Inc.	1,665	67,499
PVH Corp.	1,378	115,435
Ralph Lauren Corp.	2,279	714,603
Rocky Brands, Inc.	1,000	29,790
Steven Madden Ltd. @	6,355	212,765
Superior Group of Cos., Inc.	2,200	23,584
Tapestry, Inc.	18,072	2,046,112
Under Armour, Inc., Class A *@	2,222	11,088
Under Armour, Inc., Class C *@	1,318	6,366
Unifi, Inc. *	2,394	11,396
VF Corp. @	1,731	24,978
		4,082,811
Tobacco — 0.1%
Turning Point Brands, Inc.	1,280	126,541
Universal Corp.	2,612	145,932
		272,473
Trading Companies & Distributors — 1.4%
Air Lease Corp.	5,985	380,945
Applied Industrial Technologies, Inc.	2,291	598,066
Boise Cascade Co.	3,680	284,538
Core & Main, Inc., Class A *	2,709	145,825
Distribution Solutions Group, Inc. *	224	6,738

	SHARES	VALUE†
DNOW, Inc. *	4,946	$75,427
DXP Enterprises, Inc. *	1,824	217,184
FTAI Aviation Ltd.	770	128,482
GATX Corp.	3,309	578,413
Global Industrial Co.	3,303	121,121
Herc Holdings, Inc.	1,323	154,341
MRC Global, Inc. *	5,657	81,574
MSC Industrial Direct Co., Inc., Class A	936	86,243
Newpark Resources, Inc. *	5,904	66,774
Rush Enterprises, Inc., Class A	6,868	367,232
SiteOne Landscape Supply, Inc. *	413	53,194
Titan Machinery, Inc. *@	2,515	42,101
WESCO International, Inc.	4,569	966,344
Willis Lease Finance Corp.	605	82,939
		4,437,481
Water Utilities — 0.4%
American States Water Co.	4,082	299,292
Artesian Resources Corp., Class A	1,177	38,365
California Water Service Group	6,097	279,792
Consolidated Water Co. Ltd.	1,751	61,775
Essential Utilities, Inc.	8,329	332,327
H2O America	2,989	145,564
Middlesex Water Co.	2,133	115,438
Pure Cycle Corp. *	1,000	11,070
York Water Co. (The) @	1,803	54,847
		1,338,470
Wireless Telecommunication Services — 0.0%
Array Digital Infrastructure, Inc.	1,551	77,566
Gogo, Inc. *	1,021	8,770
Spok Holdings, Inc.	2,839	48,973
		135,309
TOTAL COMMON STOCKS (Identified Cost $143,677,904)		311,065,712
SHORT-TERM INVESTMENTS — 1.0%
Investment Company — 0.3%
State Street Institutional U.S. Government Money Market Fund 3.840%	734,876	734,876
Collateral For Securities On Loan — 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio 4.180%	2,272,070	2,272,070
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $3,006,946)		3,006,946
Total Investments — 100.7% (Identified Cost $146,684,850)		314,072,658
Liabilities in excess of Cash and Other Assets — (0.7%)		(2,311,319)
Net Assets — 100.0%		$311,761,339

†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of September 30, 2025, the fair value of the securities on loan was $17,756,426.
¶	Contingent value rights based on future performance.
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1

Key to abbreviations:

CVR — Contingent Value Rights

The accompanying notes are an integral part of these portfolio of investments.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2025 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 98.4%
Australia — 6.1%
Ampol Ltd. @	3,807	$75,346
ANZ Group Holdings Ltd.	146,601	3,221,565
Aurizon Holdings Ltd.	293,809	620,179
Bendigo & Adelaide Bank Ltd.	40,324	348,739
BlueScope Steel Ltd.	103,358	1,551,814
Challenger Ltd.	54,241	310,818
Cleanaway Waste Management Ltd. @	139,337	255,392
Dyno Nobel Ltd.	195,063	400,127
Endeavour Group Ltd. @	60,152	144,483
Evolution Mining Ltd. @	224,974	1,612,211
Fortescue Ltd. @	90,885	1,123,389
Harvey Norman Holdings Ltd. @	136,089	664,570
National Australia Bank Ltd.	178,680	5,219,967
Northern Star Resources Ltd. @	29,320	460,387
Orica Ltd.	50,333	704,075
Origin Energy Ltd.	168,307	1,392,109
QBE Insurance Group Ltd.	127,828	1,741,580
Rio Tinto Ltd. @	20,623	1,665,250
Sandfire Resources Ltd. *	13,466	127,152
Santos Ltd.	512,778	2,283,524
Sonic Healthcare Ltd.	54,564	774,091
South32 Ltd.	640,447	1,161,168
Suncorp Group Ltd.	130,499	1,749,475
TPG Telecom Ltd.	41,292	137,161
Westpac Banking Corp.	209,812	5,410,306
Whitehaven Coal Ltd. @	99,731	434,887
Woodside Energy Group Ltd. @	140,874	2,146,772
Worley Ltd.	30,039	279,269
Yancoal Australia Ltd. @	73,145	256,520
		36,272,326
Austria — 0.1%
Erste Group Bank AG	1,782	174,068
OMV AG	8,855	472,196
		646,264
Belgium — 0.7%
Ageas SA	21,755	1,504,393
Anheuser-Busch InBev SA/NV	13,913	829,796
KBC Group NV	10,904	1,298,747
Syensqo SA	3,683	297,061
		3,929,997
Canada — 11.5%
Agnico Eagle Mines Ltd.	2,013	339,311
AltaGas Ltd. @	24,518	755,430
ARC Resources Ltd.	33,370	608,558
Bank of Montreal	1,424	185,559
Bank of Montreal @	50,160	6,533,340
Bank of Nova Scotia (The)	59,376	3,838,658
Bank of Nova Scotia (The)	18,436	1,192,107
Barrick Mining Corp.	194,169	6,362,918
Barrick Mining Corp.	12,261	402,709
Canadian Imperial Bank of Commerce @	18,668	1,491,387
Canadian Imperial Bank of Commerce @	72,032	5,756,039
Canadian Pacific Kansas City Ltd.	4,327	322,318
Canadian Tire Corp. Ltd., Class A @	4,020	478,547
Cenovus Energy, Inc. @	144,903	2,461,902
Empire Co. Ltd., Class A	2,283	81,940
Fairfax Financial Holdings Ltd.	2,277	3,983,646
First Quantum Minerals Ltd. *	25,434	575,312
iA Financial Corp., Inc.	14,160	1,609,928
Imperial Oil Ltd.	805	73,046
Kinross Gold Corp.	151,336	3,755,943
Kinross Gold Corp.	10,409	258,664

	SHARES	VALUE†
Lundin Mining Corp.	110,222	$1,644,182
Magna International, Inc.	32,969	1,562,071
Manulife Financial Corp.	15,906	495,472
Nutrien Ltd. @	74,537	4,376,067
Pan American Silver Corp.	5,995	232,186
Pembina Pipeline Corp. @	21,265	860,382
Saputo, Inc. @	4,300	104,433
Suncor Energy, Inc. ¥	67,770	2,836,046
Suncor Energy, Inc.	63,249	2,644,441
Teck Resources Ltd., Class B	66,192	2,905,167
Toronto-Dominion Bank (The) @	14,737	1,178,367
Toronto-Dominion Bank (The) @	82,217	6,573,249
Tourmaline Oil Corp.	49,803	2,147,860
West Fraser Timber Co. Ltd. @	2,162	146,976
		68,774,161
China — 0.0%
Budweiser Brewing Co. APAC Ltd. @±	150,900	160,558
Denmark — 2.3%
AP Moller - Maersk AS, Class A	191	373,405
AP Moller - Maersk AS, Class B	194	380,338
Carlsberg AS, Class B	15,088	1,753,213
Coloplast AS, Class B	9,859	841,993
Danske Bank AS	41,578	1,771,531
Demant AS *	10,748	372,238
DSV AS	16,777	3,336,639
Genmab AS *	2,825	856,424
H Lundbeck AS	21,000	150,414
Novonesis Novozymes B, Class B	37,759	2,310,776
Pandora AS	1,382	180,063
Rockwool AS, Class B	10,530	391,021
Tryg AS	15,313	388,482
Vestas Wind Systems AS	32,064	604,158
		13,710,695
Finland — 0.5%
Nokia OYJ	18,157	86,953
Nokia OYJ, ADR @	486,141	2,338,338
Nordea Bank Abp	28,127	461,490
Stora Enso OYJ, Class R @	3,306	36,237
		2,923,018
France — 10.1%
Alstom SA *	7,667	199,112
Amundi SA ±	5,568	440,601
AXA SA	4,696	224,062
BNP Paribas SA @	57,117	5,185,615
Bouygues SA	42,399	1,907,515
Canal & SA	40,220	132,525
Capgemini SE	2,485	360,459
Carrefour SA	61,663	933,540
Cie de Saint-Gobain SA	62,218	6,695,496
Cie Generale des Etablissements Michelin SCA	119,912	4,299,506
Credit Agricole SA	53,157	1,043,479
Eiffage SA	11,127	1,420,020
Engie SA	243,967	5,228,773
Kering SA	416	137,999
Louis Hachette Group	18,305	33,161
Orange SA	322,578	5,230,163
Publicis Groupe SA	10,335	991,090
Renault SA	29,529	1,206,465
Rexel SA	14,200	464,135
Sanofi SA	47,666	4,395,838
Societe Generale SA	82,075	5,430,861
TotalEnergies SE	227,983	13,846,238
Vinci SA	1,446	200,241

The accompanying notes are an integral part of these portfolio of investments.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
France (Continued)
Vivendi SE *	40,220	$141,566
		60,148,460
Germany — 7.7%
Aumovio SE *	4,365	179,981
BASF SE	114,835	5,715,109
Bayer AG	93,338	3,093,543
Bayerische Motoren Werke AG	26,979	2,706,288
Commerzbank AG	96,536	3,637,021
Continental AG	8,730	575,200
Covestro AG *	12,848	879,409
Daimler Truck Holding AG	81,396	3,346,617
Deutsche Bank AG	94,182	3,311,705
Deutsche Bank AG	62,274	2,205,122
Deutsche Post AG	54,353	2,421,072
E.ON SE	152,793	2,872,878
Evonik Industries AG	12,896	223,626
Fresenius Medical Care AG	14,083	738,415
Fresenius SE & Co. KGaA	34,117	1,898,611
Hapag-Lloyd AG ±	1,127	148,193
Heidelberg Materials AG	21,305	4,791,269
Henkel AG & Co. KGaA	6,345	470,427
Infineon Technologies AG	4,947	192,827
Mercedes-Benz Group AG	77,298	4,852,497
Merck KGaA	1,549	199,046
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	553	352,803
RWE AG	22,298	990,089
Volkswagen AG	4,164	458,320
		46,260,068
Hong Kong — 1.4%
BOC Hong Kong Holdings Ltd.	302,500	1,420,383
Cathay Pacific Airways Ltd. @	230,363	309,935
CK Asset Holdings Ltd.	82,569	400,221
CK Hutchison Holdings Ltd.	286,124	1,884,342
CK Infrastructure Holdings Ltd.	9,000	59,098
Henderson Land Development Co. Ltd. @	88,684	312,709
HKT Trust & HKT Ltd.	56,000	82,900
Hong Kong & China Gas Co. Ltd.	287,000	249,310
MTR Corp. Ltd. @	74,669	253,120
Sun Hung Kai Properties Ltd.	95,177	1,139,881
Swire Pacific Ltd., Class A	53,500	453,399
Swire Pacific Ltd., Class B	127,500	191,366
WH Group Ltd. ±	1,427,959	1,546,874
		8,303,538
Ireland — 0.3%
AIB Group PLC	73,001	661,229
Bank of Ireland Group PLC	65,003	1,069,580
		1,730,809
Israel — 0.9%
Bank Hapoalim BM	62,229	1,264,796
Bank Leumi Le-Israel BM	116,419	2,294,848
Clal Insurance Enterprises Holdings Ltd.	2,481	127,114
Delek Group Ltd.	1,842	445,290
Israel Discount Bank Ltd., Class A	131,549	1,300,323
		5,432,371

	SHARES	VALUE†
Italy — 1.6%
Banco BPM SpA	78,217	$1,168,546
Eni SpA	212,093	3,701,752
UniCredit SpA	55,387	4,192,300
Unipol Assicurazioni SpA	21,052	451,316
		9,513,914
Japan — 21.1%
AGC, Inc.	41,300	1,347,483
Air Water, Inc.	17,900	308,047
Aisin Corp.	67,500	1,168,475
Alfresa Holdings Corp.	15,700	224,695
Amada Co. Ltd. @	37,100	456,710
Asahi Group Holdings Ltd.	182,600	2,192,287
Asahi Kasei Corp.	191,300	1,506,365
Bridgestone Corp.	39,300	1,819,836
Brother Industries Ltd.	35,600	596,643
Canon Marketing Japan, Inc.	7,400	299,683
Chiba Bank Ltd. (The) @	63,800	670,637
Coca-Cola Bottlers Japan Holdings, Inc.	8,000	142,543
COMSYS Holdings Corp.	2,900	72,380
Concordia Financial Group Ltd.	111,200	854,951
Cosmo Energy Holdings Co. Ltd.	23,800	576,311
Dai Nippon Printing Co. Ltd.	13,400	227,932
Dai-ichi Life Holdings, Inc.	250,400	1,974,280
Daicel Corp.	13,300	121,367
Daiwa House Industry Co. Ltd.	58,900	2,118,863
Daiwa Securities Group, Inc.	54,700	444,783
Denso Corp.	98,200	1,418,035
ENEOS Holdings, Inc.	470,600	2,990,952
FUJIFILM Holdings Corp.	54,300	1,351,579
Fukuoka Financial Group, Inc.	13,600	408,133
Gunma Bank Ltd. (The)	8,800	98,274
Hachijuni Bank Ltd. (The)	8,600	89,905
Hakuhodo DY Holdings, Inc.	22,300	179,217
Hankyu Hanshin Holdings, Inc.	28,300	835,116
Haseko Corp.	30,800	526,194
Hitachi Construction Machinery Co. Ltd. @	8,000	256,091
Honda Motor Co. Ltd. @	466,200	4,826,400
Hulic Co. Ltd. @	14,700	161,031
Ibiden Co. Ltd.	3,800	230,850
Idemitsu Kosan Co. Ltd. @	147,000	1,009,920
Iida Group Holdings Co. Ltd. @	14,400	229,946
INFRONEER Holdings, Inc. @	12,800	133,206
Inpex Corp.	144,500	2,611,817
Isuzu Motors Ltd. @	85,200	1,077,063
Iyogin Holdings, Inc.	13,300	201,948
J Front Retailing Co. Ltd.	35,100	586,246
Japan Airlines Co. Ltd.	19,000	383,250
Japan Post Holdings Co. Ltd.	54,700	543,727
Japan Post Insurance Co. Ltd.	4,500	127,589
JFE Holdings, Inc. @	73,900	907,728
Kajima Corp.	4,300	125,495
Kamigumi Co. Ltd.	15,700	476,887
Keihan Holdings Co. Ltd.	1,300	29,536
Kobe Steel Ltd. @	43,300	511,952
Koito Manufacturing Co. Ltd.	27,300	413,880
Komatsu Ltd.	34,100	1,189,816
Kubota Corp.	115,000	1,448,727
Kuraray Co. Ltd.	76,400	880,058
Kyoto Financial Group, Inc. @	26,000	553,105

The accompanying notes are an integral part of these portfolio of investments.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
Kyushu Financial Group, Inc.	16,500	$101,632
Lixil Corp. @	35,000	430,740
LY Corp.	162,700	523,795
Marubeni Corp.	23,300	582,638
Mazda Motor Corp. @	78,600	574,545
Mebuki Financial Group, Inc.	83,070	531,500
Medipal Holdings Corp.	17,700	305,024
MEIJI Holdings Co. Ltd. @	21,100	437,452
MINEBEA MITSUMI, Inc. @	38,700	729,984
Mitsubishi Chemical Group Corp.	163,600	941,763
Mitsubishi Corp.	16,800	401,128
Mitsubishi Electric Corp.	7,100	182,583
Mitsubishi Estate Co. Ltd.	70,900	1,631,489
Mitsubishi Gas Chemical Co., Inc.	21,400	382,388
Mitsubishi Logistics Corp.	12,500	102,487
Mitsubishi Motors Corp. @	88,400	240,300
Mitsubishi UFJ Financial Group, Inc.	240,700	3,896,513
Mitsui & Co. Ltd.	27,300	679,339
Mitsui Chemicals, Inc. @	47,200	1,181,556
Mitsui Fudosan Co. Ltd.	80,100	873,661
Mizuho Financial Group, Inc.	116,740	3,937,513
MS&AD Insurance Group Holdings, Inc.	44,084	1,000,412
NGK Insulators Ltd.	41,200	690,776
NH Foods Ltd.	11,033	437,485
NHK Spring Co. Ltd.	7,800	117,407
Nikon Corp. @	17,200	200,629
NIPPON EXPRESS HOLDINGS, Inc.	47,700	1,084,084
Nippon Steel Corp. @	338,135	1,393,605
Nissan Motor Co. Ltd. @*	113,200	278,474
Nisshin Seifun Group, Inc.	22,800	279,980
Niterra Co. Ltd.	18,000	695,486
Nomura Holdings, Inc.	175,700	1,289,667
Nomura Real Estate Holdings, Inc.	118,500	756,506
Obayashi Corp.	12,700	208,597
Oji Holdings Corp.	189,600	1,037,201
Omron Corp. @	3,700	101,829
Ono Pharmaceutical Co. Ltd. @	19,200	221,102
Open House Group Co. Ltd.	7,900	408,929
Panasonic Holdings Corp.	214,900	2,339,581
Resona Holdings, Inc.	177,600	1,814,009
Resonac Holdings Corp.	22,300	757,131
Ricoh Co. Ltd.	81,000	715,600
Rohm Co. Ltd. @	24,600	367,956
Seiko Epson Corp.	40,700	522,356
Seino Holdings Co. Ltd. @	20,400	300,720
Sekisui Chemical Co. Ltd.	16,000	298,069
Sekisui House Ltd.	45,000	1,024,546
Seven & i Holdings Co. Ltd.	74,800	1,007,045
Shimizu Corp.	13,600	191,238
Shizuoka Financial Group, Inc.	46,000	631,903
Sojitz Corp. @	35,820	948,515
Sompo Holdings, Inc.	13,800	426,920
Subaru Corp.	90,700	1,858,343
Sumitomo Chemical Co. Ltd.	157,200	495,459
Sumitomo Corp.	74,000	2,145,667
Sumitomo Electric Industries Ltd.	145,300	4,144,270
Sumitomo Forestry Co. Ltd.	86,700	1,032,708
Sumitomo Heavy Industries Ltd.	22,900	551,576
Sumitomo Mitsui Financial Group, Inc.	237,500	6,706,562
Sumitomo Mitsui Trust Group, Inc.	49,800	1,447,680
Sumitomo Realty & Development Co. Ltd.	42,000	1,855,117
Sumitomo Rubber Industries Ltd.	42,800	520,511
Suntory Beverage & Food Ltd.	12,700	397,184

	SHARES	VALUE†
Suzuken Co. Ltd.	1,100	$43,268
Suzuki Motor Corp.	103,600	1,513,526
Taiheiyo Cement Corp.	7,500	194,999
Takashimaya Co. Ltd.	26,200	300,294
Takeda Pharmaceutical Co. Ltd.	126,173	3,681,486
Tokyo Tatemono Co. Ltd.	37,600	753,983
Tokyu Fudosan Holdings Corp.	132,300	1,095,902
Toray Industries, Inc.	109,100	697,381
Tosoh Corp.	58,300	863,156
Toyo Seikan Group Holdings Ltd.	16,700	381,124
Toyo Tire Corp.	7,400	196,703
Toyoda Gosei Co. Ltd.	15,300	380,935
Toyota Boshoku Corp.	9,700	160,994
Toyota Motor Corp.	326,550	6,292,080
Toyota Motor Corp., ADR @	2,917	557,410
Toyota Tsusho Corp.	62,400	1,730,837
Yamada Holdings Co. Ltd.	48,000	157,549
Yamaha Motor Co. Ltd.	111,600	837,651
Yamato Holdings Co. Ltd. @	18,700	299,180
Yokohama Rubber Co. Ltd. (The)	27,600	1,023,674
		126,470,941
Macau — 0.1%
Galaxy Entertainment Group Ltd.	105,000	578,570
Netherlands — 4.6%
ABN AMRO Bank NV, GDR ±	35,524	1,136,515
Aegon Ltd.	119,642	959,662
Akzo Nobel NV	13,002	925,059
ArcelorMittal SA @	53,395	1,930,229
ArcelorMittal SA =	1,708	61,321
ASR Nederland NV	17,592	1,193,382
Coca-Cola Europacific Partners PLC	8,210	743,164
HAL Trust	1,259	200,139
Havas NV	40,220	73,923
Heineken NV	10,203	795,635
ING Groep NV	198,598	5,147,098
JDE Peet's NV	2,320	84,983
Koninklijke Ahold Delhaize NV	159,582	6,454,461
Koninklijke KPN NV	263,030	1,262,109
Koninklijke Philips NV ¢	33,108	895,576
Koninklijke Philips NV @	41,074	1,119,677
NN Group NV	37,699	2,651,206
Stellantis NV	191,757	1,770,441
		27,404,580
New Zealand — 0.2%
Auckland International Airport Ltd.	114,710	524,045
Fletcher Building Ltd. @*	56,820	111,013
Infratil Ltd.	43,068	308,363
Mercury NZ Ltd.	42,627	165,083
Meridian Energy Ltd.	30,137	97,319
Port of Tauranga Ltd. @	3,033	13,170
Ryman Healthcare Ltd. @*	21,799	32,732
Summerset Group Holdings Ltd. @	11,649	72,127
		1,323,852
Norway — 0.6%
Aker BP ASA	22,520	571,149
Aker Solutions ASA	26,878	80,584
Austevoll Seafood ASA	8,619	82,048
DNB Bank ASA	17,623	479,445
Equinor ASA	18,973	462,749
Norsk Hydro ASA	88,167	597,230
SpareBank 1 Sor-Norge ASA	18,440	328,535
Stolt-Nielsen Ltd.	1,313	45,194
Subsea 7 SA	28,831	595,136

The accompanying notes are an integral part of these portfolio of investments.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Norway (Continued)
TGS ASA	6,495	$48,096
Yara International ASA	13,148	480,359
		3,770,525
Portugal — 0.0%
EDP Renovaveis SA @	8,223	108,127
Singapore — 1.1%
BW LPG Ltd. ±	5,825	83,293
BW LPG Ltd. @±	1,247	17,807
City Developments Ltd.	14,600	78,322
Genting Singapore Ltd. @	191,700	109,229
Hafnia Ltd.	9,131	55,008
Hongkong Land Holdings Ltd.	73,200	463,356
Keppel Ltd.	158,800	1,098,102
Oversea-Chinese Banking Corp. Ltd.	95,349	1,215,193
Seatrium Ltd.	238,840	438,816
Singapore Airlines Ltd. @	26,700	134,954
STMicroelectronics NV @	16,980	475,459
United Overseas Bank Ltd.	71,400	1,914,037
UOL Group Ltd.	47,218	285,881
Wilmar International Ltd.	180,900	399,678
		6,769,135
South Africa — 0.1%
Anglo American PLC	4,359	163,268
Valterra Platinum Ltd.	2,785	198,514
		361,782
Spain — 3.5%
Banco Bilbao Vizcaya Argentaria SA	64,315	1,233,818
Banco Bilbao Vizcaya Argentaria SA, ADR	65,357	1,258,122
Banco de Sabadell SA	74,625	289,125
Banco Santander SA	1,427,311	14,870,476
CaixaBank SA	2,746	28,842
Mapfre SA	24,703	116,880
Repsol SA	178,930	3,164,748
Telefonica SA, ADR @	6,496	33,000
		20,995,011
Sweden — 2.4%
Billerud Aktiebolag	22,377	200,847
Boliden AB *	34,071	1,385,003
Essity AB, Class B	35,389	923,969
Getinge AB, Class B	7,190	154,654
Hexagon AB, Class B	53,499	635,892
Hexpol AB	7,086	63,526
Holmen AB, Class B @	8,941	339,428
Husqvarna AB, Class B	29,807	158,749
Loomis AB	9,469	403,929
Securitas AB, Class B	59,785	899,213
Skandinaviska Enskilda Banken AB, Class A	122,336	2,389,700
Skanska AB, Class B	29,166	755,607
SKF AB, Class A	839	20,943
SKF AB, Class B	64,782	1,604,687
SSAB AB, Class A	29,362	175,466
SSAB AB, Class B @	84,454	489,802
Svenska Cellulosa AB SCA, Class A	244	3,229
Svenska Cellulosa AB SCA, Class B	25,812	340,937
Svenska Handelsbanken AB, Class A	54,423	707,573
Svenska Handelsbanken AB, Class B @	1,918	42,783

	SHARES	VALUE†
Swedbank AB, Class A	38,879	$1,169,542
Swedish Orphan Biovitrum AB *	3,353	102,146
Telefonaktiebolaget LM Ericsson, Class B @	9,317	77,035
Telia Co. AB	224,517	855,914
Trelleborg AB, Class B	10,544	392,555
Volvo Car AB, Class B @*	39,107	80,192
		14,373,321
Switzerland — 8.5%
Alcon AG	30,384	2,261,863
Baloise Holding AG	3,525	869,681
Banque Cantonale Vaudoise @	1,642	193,686
Cie Financiere Richemont SA, Class A	27,142	5,168,931
DSM-Firmenich AG	7,778	662,236
Holcim AG	54,961	4,649,298
Julius Baer Group Ltd. @	24,697	1,705,103
Lonza Group AG	4,850	3,212,009
Novartis AG	15,171	1,908,072
Sandoz Group AG	24,470	1,449,972
Sandoz Group AG, ADR	572	34,108
SIG Group AG	12,171	125,448
Swiss Life Holding AG	4,035	4,336,846
Swiss Prime Site AG @	1,636	228,738
Swiss Re AG	27,774	5,130,540
Swisscom AG	4,128	2,994,686
UBS Group AG	176,008	7,188,016
Zurich Insurance Group AG	11,874	8,451,490
		50,570,723
United Kingdom — 11.5%
Associated British Foods PLC	9,107	251,207
Barclays PLC, ADR	124,117	2,565,498
Barratt Redrow PLC	47,310	248,082
British American Tobacco PLC	100,013	5,309,008
BT Group PLC	1,231,112	3,164,912
Centrica PLC	116,717	261,516
Glencore PLC *	465,148	2,136,972
HSBC Holdings PLC	18,452	259,328
HSBC Holdings PLC, ADR @	184,078	13,065,857
J Sainsbury PLC	201,103	903,348
Kingfisher PLC	166,517	691,329
Lloyds Banking Group PLC	5,202,883	5,865,183
Lloyds Banking Group PLC, ADR @	168,820	766,443
Natwest Group PLC	428,451	3,005,582
Natwest Group PLC, ADR	51,478	728,414
Shell PLC, ADR	346,564	24,789,723
Standard Chartered PLC	184,890	3,569,492
Vodafone Group PLC	779,636	903,415
Whitbread PLC	4,742	205,356
		68,690,665
United States — 1.5%
Amrize Ltd. *	54,961	2,650,528
BP PLC	299,981	1,717,664
BP PLC, ADR	102,749	3,540,731
International Paper Co.	18,027	823,101
Shell PLC	2,416	85,992
Sinch AB *±	25,107	80,726

The accompanying notes are an integral part of these portfolio of investments.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
United States (Continued)
Tenaris SA, ADR @	4,481	$160,285
		9,059,027
TOTAL COMMON STOCKS (Identified Cost $372,190,928)		588,282,438
PREFERRED STOCKS — 0.6%
Germany — 0.6%
Bayerische Motoren Werke AG, 5.486%	7,858	728,368
Henkel AG & Co. KGaA, 2.968%	14,026	1,131,299
Volkswagen AG, 6.912%	16,851	1,819,330
		3,678,997
TOTAL PREFERRED STOCKS (Identified Cost $4,147,151)		3,678,997
SHORT-TERM INVESTMENTS — 3.3%
Investment Company — 0.1%
State Street Institutional U.S. Government Money Market Fund 3.840%	473,682	473,682
Collateral For Securities On Loan — 3.2%
State Street Navigator Securities Lending Government Money Market Portfolio 4.180%	19,439,346	19,439,346
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $19,913,028)		19,913,028
Total Investments — 102.3% (Identified Cost $396,251,107)		611,874,463
Liabilities in excess of Cash and Other Assets — (2.3%)		(13,909,544)
Net Assets — 100.0%		$597,964,919

†	See Note 1
@	A portion or all of the security was held on loan. As of September 30, 2025, the fair value of the securities on loan was $73,038,965.
*	Non-income producing security
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at September 30, 2025 amounted to $3,614,568 or 0.60% of the net assets of the Fund.
¥	Traded on the Canada, Toronto Stock Exchange.
=	Traded on the France, Euronext Paris Exchange.
¢	Traded on the Netherlands, Euronext Amsterdam Stock Market.

Key to abbreviations:

ADR — American Depository Receipt

The accompanying notes are an integral part of these portfolio of investments.

SA International Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2025 (Unaudited)

	SHARES	VALUE†
MUTUAL FUNDS — 100.1%
Others — 100.1%
DFA International Small Company Portfolio £	11,273,010	$280,472,485
TOTAL MUTUAL FUNDS (Identified Cost $111,799,250)		280,472,485
Total Investments — 100.1% (Identified Cost $111,799,250)		280,472,485
Liabilities in excess of Cash and Other Assets — (0.1%)		(322,086)
Net Assets — 100.0%		$280,150,399

†	See Note 1
£	The Fund invests a substantial amount of its assets in the DFA International Small Company Portfolio. Financial statements and other information about the DFA International Small Company Portfolio, including its portfolio holdings, are available at https://www.dimensional.com.

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2025 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 100.1%
Brazil — 2.3%
Anima Holding SA	29,800	$19,205
Banco Bradesco SA	70,133	200,691
Banco Bradesco SA, ADR	87,896	297,088
Banco do Brasil SA	67,954	282,043
Banco Santander Brasil SA	92,815	512,708
BrasilAgro - Co. Brasileira de Propriedades Agricolas	4,700	17,882
Cia Siderurgica Nacional SA	34,656	51,441
Cogna Educacao SA	149,565	93,860
Cyrela Brazil Realty SA Empreendimentos e Participacoes	10,774	62,147
Dexco SA	34,954	38,092
Gerdau SA, ADR	5,731	17,766
Grupo SBF SA	12,700	31,021
Hapvida Participacoes e Investimentos SA *±	3,682	24,801
Iochpe Maxion SA	12,197	27,317
IRB Brasil Resseguros SA *	3,822	35,188
JHSF Participacoes SA	40,831	49,636
M Dias Branco SA	2,888	15,595
Petroleo Brasileiro SA - Petrobras	216,013	1,371,022
Petroleo Brasileiro SA - Petrobras, ADR	31,807	375,959
Petroreconcavo SA	10,435	24,724
Sao Martinho SA	10,312	33,635
Tupy SA	3,847	9,433
Vale SA	20,412	220,832
Vale SA, ADR	63,918	694,149
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	4,800	19,075
Vibra Energia SA	69,139	319,438
		4,844,748
British Virgin Islands — 0.0%
AsiaInfo Technologies Ltd. @±	13,200	16,623
Canada — 0.1%
China Gold International Resources Corp. Ltd.	11,400	203,332
Cayman Islands — 0.2%
Edvantage Group Holdings Ltd.	32,244	6,215
Fulgent Sun International Holding Co. Ltd.	8,315	27,255
Gourmet Master Co. Ltd.	5,000	12,140
Trip.com Group Ltd.	4,250	325,497
		371,107
Chile — 0.5%
CAP SA *	4,662	25,457
Cencosud SA	11,788	33,534
Cia Cervecerias Unidas SA, ADR @	4,298	52,092
Cia Sud Americana de Vapores SA	595,154	31,137
Empresa Nacional de Telecomunicaciones SA	13,467	47,485
Empresas CMPC SA	57,684	85,047
Empresas Copec SA	28,747	210,498
Enel Americas SA	1,098,585	110,838
Falabella SA	20,400	120,945
Inversiones Aguas Metropolitanas SA	43,236	41,328
Ripley Corp. SA	81,141	39,497
Salfacorp SA	43,853	42,419
Sigdo Koppers SA	27,803	40,486
SMU SA	215,040	35,903
Sociedad Matriz SAAM SA	298,644	38,207
SONDA SA	83,103	31,549
Vina Concha y Toro SA	23,908	26,210
		1,012,632

	SHARES	VALUE†
China — 30.4%
361 Degrees International Ltd.	71,000	$57,114
3SBio, Inc. @±	9,500	36,623
AAC Technologies Holdings, Inc.	33,500	196,903
Advanced Technology & Materials Co. Ltd., Class A	13,900	26,478
AECC Aero-Engine Control Co. Ltd., Class A	7,100	20,048
Agricultural Bank of China Ltd., Class H	1,402,000	945,843
Airtac International Group	6,000	148,238
Alibaba Group Holding Ltd.	304,510	6,926,062
Alibaba Group Holding Ltd., ADR	662	118,319
Aluminum Corp. of China Ltd., Class H	216,000	223,995
Anhui Conch Cement Co. Ltd., Class H	64,000	193,268
Anhui Guangxin Agrochemical Co. Ltd., Class A	4,312	7,214
Anhui Heli Co. Ltd., Class A	8,200	25,262
Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd., Class A	12,600	11,966
Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	6,500	4,986
Anhui Jiangnan Chemical Industry Co. Ltd., Class A	29,200	28,222
Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	13,800	18,746
Anhui Zhongding Sealing Parts Co. Ltd., Class A	13,300	46,448
Anjoy Foods Group Co. Ltd., Class A	2,200	21,792
Anton Oilfield Services Group	112,000	19,861
Asia - Potash International Investment Guangzhou Co. Ltd., Class A *	4,400	24,211
Asymchem Laboratories Tianjin Co. Ltd., Class A	2,200	35,140
Autohome, Inc., ADR	583	16,645
AviChina Industry & Technology Co. Ltd., Class H	219,000	122,699
BAIC Motor Corp. Ltd., Class H *±	145,000	39,502
Baidu, Inc., ADR *@	11,412	1,503,759
Baidu, Inc., Class A *	6,850	117,248
Bairong, Inc. *±	21,500	30,059
Bank of Beijing Co. Ltd., Class A	98,400	76,166
Bank of Changsha Co. Ltd., Class A	25,500	31,631
Bank of Chengdu Co. Ltd., Class A	26,000	63,005
Bank of China Ltd., Class H	3,327,902	1,821,762
Bank of Chongqing Co. Ltd., Class H	46,500	43,919
Bank of Communications Co. Ltd., Class H	462,400	388,010
Bank of Guiyang Co. Ltd., Class A	22,500	18,206
Bank of Hangzhou Co. Ltd., Class A	32,101	68,861
Bank of Jiangsu Co. Ltd., Class A	80,100	112,862
Bank of Nanjing Co. Ltd., Class A	61,300	94,123
Bank of Ningbo Co. Ltd., Class A	38,780	143,986
Bank of Qingdao Co. Ltd., Class H ±	53,000	29,694
Bank of Shanghai Co. Ltd., Class A	68,500	86,221
Bank of Suzhou Co. Ltd., Class A	22,220	25,471
Baoshan Iron & Steel Co. Ltd., Class A	100,300	99,617
BBMG Corp., Class H @	103,000	11,118
Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	48,000	21,443
Beijing Capital International Airport Co. Ltd., Class H *@	46,000	16,433
Beijing Dabeinong Technology Group Co. Ltd., Class A	28,600	16,392
Beijing Easpring Material Technology Co. Ltd., Class A	2,700	25,181
Beijing Enterprises Holdings Ltd.	46,000	196,604
Beijing Enterprises Water Group Ltd. @	346,000	106,264

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Beijing GeoEnviron Engineering & Technology, Inc., Class A	11,232	$11,298
Beijing Jetsen Technology Co. Ltd., Class A	28,600	24,307
Beijing New Building Materials PLC, Class A	5,600	18,613
Beijing Originwater Technology Co. Ltd., Class A	5,558	3,412
Beijing Shougang Co. Ltd., Class A	27,500	16,457
Beijing Sinnet Technology Co. Ltd., Class A	15,900	33,728
Beijing SL Pharmaceutical Co. Ltd., Class A	8,900	9,002
Beijing Tong Ren Tang Chinese Medicine Co. Ltd. @	9,000	10,397
Beijing Yanjing Brewery Co. Ltd., Class A	9,600	16,359
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	108,000	77,832
Beiqi Foton Motor Co. Ltd., Class A *	66,600	25,635
BGI Genomics Co. Ltd., Class A *	1,800	12,431
BOC International China Co. Ltd., Class A	14,300	28,847
BOE Technology Group Co. Ltd., Class A	220,300	128,743
BOE Varitronix Ltd. @	15,000	10,794
Bohai Leasing Co. Ltd., Class A *	64,900	32,001
Bright Dairy & Food Co. Ltd., Class A	7,700	9,075
Brilliance China Automotive Holdings Ltd.	178,000	94,239
BTG Hotels Group Co. Ltd., Class A	5,700	11,755
Business-intelligence of Oriental Nations Corp. Ltd., Class A *	8,200	12,533
By-health Co. Ltd., Class A	11,100	17,979
BYD Electronic International Co. Ltd. @	3,500	18,593
C&D International Investment Group Ltd. @	60,566	139,236
Caitong Securities Co. Ltd., Class A	15,470	18,299
CALB Group Co. Ltd., Class H *±	4,100	18,682
Canmax Technologies Co. Ltd., Class A	4,800	16,851
CECEP Solar Energy Co. Ltd., Class A	30,100	19,197
CECEP Wind-Power Corp., Class A	49,010	21,963
CGN New Energy Holdings Co. Ltd.	130,000	49,448
Changchun High-Tech Industry Group Co. Ltd., Class A	2,500	45,656
Changjiang Securities Co. Ltd., Class A	17,900	20,871
Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	4,900	25,490
Chengdu Wintrue Holding Co. Ltd., Class A	8,900	13,003
Chengxin Lithium Group Co. Ltd., Class A *	5,600	14,939
China Baoan Group Co. Ltd., Class A	9,000	15,753
China BlueChemical Ltd., Class H	58,000	17,738
China Bohai Bank Co. Ltd., Class H *±	217,000	28,722
China CAMC Engineering Co. Ltd., Class A	4,400	5,118
China Cinda Asset Management Co. Ltd., Class H	103,000	18,001
China Citic Bank Corp. Ltd., Class H	434,000	373,102
China Coal Energy Co. Ltd., Class H @	181,000	216,076
China Coal Xinji Energy Co. Ltd., Class A	19,900	17,416
China Communications Services Corp. Ltd., Class H	231,600	136,901
China Conch Venture Holdings Ltd.	61,500	86,695
China Construction Bank Corp., Class H	4,583,810	4,405,952
China Development Bank Financial Leasing Co. Ltd., Class H ±	128,000	29,278

	SHARES	VALUE†
China Education Group Holdings Ltd. @	34,181	$14,495
China Energy Engineering Corp. Ltd., Class A	88,674	30,021
China Energy Engineering Corp. Ltd., Class H	152,000	23,244
China Everbright Bank Co. Ltd., Class H	198,000	82,437
China Feihe Ltd. ±	234,000	120,278
China Foods Ltd.	86,000	48,736
China Galaxy Securities Co. Ltd., Class H	96,500	146,822
China Gas Holdings Ltd.	233,800	228,934
China Great Wall Securities Co. Ltd., Class A	8,500	13,863
China Green Electricity Investment of Tianjin Co. Ltd., Class A	10,700	13,679
China Hongqiao Group Ltd. @	189,000	641,662
China Huiyuan Juice Group Ltd. *§	84,500	—
China International Marine Containers Group Co. Ltd., Class H	74,460	79,513
China Jushi Co. Ltd., Class A	22,631	55,127
China Lesso Group Holdings Ltd.	100,000	62,709
China Lilang Ltd. @	31,000	14,182
China Literature Ltd. *@±	16,800	85,231
China Medical System Holdings Ltd. @	64,000	115,056
China Meheco Group Co. Ltd., Class A	13,860	21,710
China Meidong Auto Holdings Ltd.	56,000	14,464
China Mengniu Dairy Co. Ltd.	193,000	372,015
China Merchants Bank Co. Ltd., Class H	212,500	1,276,865
China Merchants Energy Shipping Co. Ltd., Class A	27,400	34,180
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	12,700	17,377
China Merchants Port Holdings Co. Ltd.	73,712	138,010
China Merchants Property Operation & Service Co. Ltd., Class A	5,000	8,569
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	22,000	31,431
China Minsheng Banking Corp. Ltd., Class H	353,880	186,900
China National Accord Medicines Corp. Ltd., Class A	4,160	14,610
China National Building Material Co. Ltd., Class H	207,591	147,251
China National Chemical Engineering Co. Ltd., Class A	38,700	40,448
China National Medicines Corp. Ltd., Class A	4,600	18,482
China National Nuclear Power Co. Ltd., Class A	53,700	65,706
China New Higher Education Group Ltd. *±	94,587	15,680
China Nonferrous Metal Industry's Foreign Engineering and Construction Co. Ltd., Class A	15,100	14,382
China Nonferrous Mining Corp. Ltd.	102,000	196,347
China Oilfield Services Ltd., Class H	134,000	115,025
China Overseas Grand Oceans Group Ltd.	141,402	45,245
China Overseas Land & Investment Ltd.	189,500	349,684
China Pacific Insurance Group Co. Ltd., Class H	94,200	375,011
China Petroleum & Chemical Corp., Class H	1,596,400	830,823
China Railway Group Ltd., Class H	247,000	124,739

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
China Railway Hi-tech Industry Co. Ltd., Class A	10,600	$12,330
China Railway Signal & Communication Corp. Ltd., Class H ±	149,000	66,823
China Reinsurance Group Corp., Class H	422,000	84,053
China Resources Beer Holdings Co. Ltd.	36,000	126,940
China Resources Building Materials Technology Holdings Ltd.	238,000	55,356
China Resources Double Crane Pharmaceutical Co. Ltd., Class A	6,300	16,532
China Resources Gas Group Ltd.	59,200	150,930
China Resources Land Ltd.	232,000	905,706
China Resources Medical Holdings Co. Ltd. @	71,500	32,250
China Resources Pharmaceutical Group Ltd. @±	134,500	83,134
China Risun Group Ltd. @	58,000	17,664
China Shenhua Energy Co. Ltd., Class H @	182,500	872,403
China Shineway Pharmaceutical Group Ltd.	36,000	38,720
China South Publishing & Media Group Co. Ltd., Class A	11,600	20,011
China State Construction Engineering Corp. Ltd., Class A	164,900	126,250
China State Construction International Holdings Ltd.	50,000	63,673
China Taiping Insurance Holdings Co. Ltd.	91,000	177,979
China Tower Corp. Ltd., Class H ±	335,800	495,375
China Traditional Chinese Medicine Holdings Co. Ltd.	260,000	81,522
China TransInfo Technology Co. Ltd., Class A *	6,900	11,166
China Travel International Investment Hong Kong Ltd. *@	180,000	38,628
China XD Electric Co. Ltd., Class A	23,000	21,842
China Yongda Automobiles Services Holdings Ltd.	84,000	20,617
China Youran Dairy Group Ltd. *@±	71,000	30,108
China Zhenhua Group Science & Technology Co. Ltd., Class A	3,700	26,114
China Zheshang Bank Co. Ltd., Class H	124,800	41,376
Chinasoft International Ltd.	164,000	133,190
Chinese Universe Publishing and Media Group Co. Ltd., Class A	9,200	13,131
Chongqing Changan Automobile Co. Ltd., Class A	41,230	70,836
Chongqing Department Store Co. Ltd., Class A	2,400	8,951
Chongqing Rural Commercial Bank Co. Ltd., Class H	137,000	105,805
Chongqing Sanfeng Environment Group Corp. Ltd., Class A	10,300	11,836
Chongqing Zhifei Biological Products Co. Ltd., Class A	7,000	20,415
Chow Tai Seng Jewellery Co. Ltd., Class A	12,900	24,465
CIMC Enric Holdings Ltd.	60,000	61,990
CITIC Ltd.	209,000	306,707
CMOC Group Ltd., Class H	87,000	175,410
CNGR Advanced Material Co. Ltd., Class A	2,520	17,665
CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	21,460	17,455
CNOOC Energy Technology & Services Ltd., Class A	62,100	33,499

	SHARES	VALUE†
CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	13,650	$14,899
COFCO Biotechnology Co. Ltd., Class A *	15,100	12,621
COFCO Capital Holdings Co. Ltd., Class A	11,200	21,067
COFCO Joycome Foods Ltd. *@	183,000	42,329
COFCO Sugar Holding Co. Ltd., Class A	15,600	34,954
Concord New Energy Group Ltd.	420,000	21,319
Consun Pharmaceutical Group Ltd.	23,000	50,481
COSCO Shipping Development Co. Ltd., Class H	324,200	47,493
COSCO Shipping Energy Transportation Co. Ltd., Class H @	86,000	99,682
COSCO Shipping Holdings Co. Ltd., Class H @	223,699	348,113
COSCO SHIPPING International Hong Kong Co. Ltd.	34,000	25,297
COSCO SHIPPING Ports Ltd.	135,886	99,357
COSCO SHIPPING Specialized Carriers Co. Ltd., Class A	24,600	23,050
CRRC Corp. Ltd., Class H	177,000	136,470
CSG Holding Co. Ltd., Class A	19,500	12,683
CSPC Pharmaceutical Group Ltd.	302,000	363,629
CSSC Hong Kong Shipping Co. Ltd.	70,000	16,641
CTS International Logistics Corp. Ltd., Class A	11,000	9,225
Daqin Railway Co. Ltd., Class A	85,800	70,993
Dian Diagnostics Group Co. Ltd., Class A	4,800	11,045
Dongfang Electric Corp. Ltd., Class H	21,000	44,823
Dongxing Securities Co. Ltd., Class A	12,000	19,538
Dongyue Group Ltd.	104,000	162,242
Dynagreen Environmental Protection Group Co. Ltd., Class H	16,000	10,794
E-Commodities Holdings Ltd.	94,000	10,509
Easyhome New Retail Group Co. Ltd., Class A *	51,400	20,796
EEKA Fashion Holdings Ltd.	17,500	16,978
ENN Natural Gas Co. Ltd., Class A	8,100	20,459
Ever Sunshine Services Group Ltd.	42,000	9,769
Fangda Carbon New Material Co. Ltd., Class A	15,700	11,513
Fangda Special Steel Technology Co. Ltd., Class A	19,000	14,467
Far East Horizon Ltd.	187,000	165,086
FAW Jiefang Group Co. Ltd., Class A	14,900	14,673
Fiberhome Telecommunication Technologies Co. Ltd., Class A	5,800	22,366
FIH Mobile Ltd. *	16,500	37,190
FinVolution Group, ADR	3,837	28,279
First Tractor Co. Ltd., Class H @	12,000	10,887
Flat Glass Group Co. Ltd., Class H @	15,000	21,897
Founder Securities Co. Ltd., Class A	23,800	27,215
Fu Shou Yuan International Group Ltd. @	93,000	34,060
Fufeng Group Ltd.	153,000	172,229
Fujian Funeng Co. Ltd., Class A	18,330	25,312
Fujian Sunner Development Co. Ltd., Class A	9,800	24,822
Ganfeng Lithium Group Co. Ltd., Class H @±	12,000	66,523
Gansu Energy Chemical Co. Ltd., Class A	56,900	19,983
Gansu Shangfeng Cement Co. Ltd., Class A	6,240	9,660
GCL Energy Technology Co. Ltd., Class A	4,200	6,998
GCL Technology Holdings Ltd. *@	395,000	66,494
GDS Holdings Ltd., Class A *	5,500	28,327
Geely Automobile Holdings Ltd.	237,000	595,397
GEM Co. Ltd., Class A	33,500	39,625

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Gemdale Corp., Class A *	19,200	$11,706
Genertec Universal Medical Group Co. Ltd. ±	75,500	58,891
GF Securities Co. Ltd., Class H	48,000	125,213
Global New Material International Holdings Ltd. *@	25,000	14,971
GoerTek, Inc., Class A	12,100	63,743
Goldwind Science & Technology Co. Ltd., Class H	47,800	85,994
Gotion High-tech Co. Ltd., Class A	5,100	33,444
Grand Pharmaceutical Group Ltd.	88,500	96,893
Great Wall Motor Co. Ltd., Class H	87,500	188,899
Gree Electric Appliances, Inc. of Zhuhai, Class A	12,300	68,632
Greentown China Holdings Ltd. @	78,500	95,831
Greentown Management Holdings Co. Ltd. @±	61,000	24,770
Greentown Service Group Co. Ltd.	102,000	65,667
GRG Banking Equipment Co. Ltd., Class A	12,500	24,373
Guangdong Construction Engineering Group Co. Ltd., Class A	42,300	22,640
Guangdong Provincial Expressway Development Co. Ltd., Class A	12,700	19,429
Guangdong Tapai Group Co. Ltd., Class A	9,300	11,445
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	4,200	9,275
Guanghui Energy Co. Ltd., Class A	48,700	34,481
Guangshen Railway Co. Ltd., Class H	82,000	26,343
Guangxi Liugong Machinery Co. Ltd., Class A	14,900	23,150
Guangzhou Automobile Group Co. Ltd., Class H @	48,000	20,972
Guangzhou Baiyun International Airport Co. Ltd., Class A	8,300	11,054
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H @	16,000	37,440
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	4,100	22,924
Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	18,042	19,845
Guizhou Panjiang Refined Coal Co. Ltd., Class A	9,269	7,018
Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	32,400	17,296
Guosen Securities Co. Ltd., Class A	22,400	42,576
Guotai Haitong Securities Co. Ltd., Class H ±	105,152	217,007
Haier Smart Home Co. Ltd., Class H	144,600	470,854
Hainan Meilan International Airport Co. Ltd., Class H *@	23,000	31,181
Haitian International Holdings Ltd.	38,000	104,694
Han's Laser Technology Industry Group Co. Ltd., Class A	3,000	17,157
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	22,900	40,373
Hangzhou GreatStar Industrial Co. Ltd.	4,400	19,019
Hangzhou Robam Appliances Co. Ltd., Class A	2,900	7,773
Harbin Electric Co. Ltd., Class H	74,000	112,018

	SHARES	VALUE†
Health & Happiness H&H International Holdings Ltd.	18,500	$31,333
Hello Group, Inc., ADR	7,107	52,734
Henan Mingtai Al Industrial Co. Ltd., Class A	8,400	17,004
Henan Pinggao Electric Co. Ltd., Class A	9,400	22,158
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	8,500	23,894
Hengan International Group Co. Ltd.	42,000	137,086
Hengli Petrochemical Co. Ltd., Class A	35,500	85,478
Hengtong Optic-electric Co. Ltd., Class A	9,680	31,236
Hengyi Petrochemical Co. Ltd., Class A	25,000	23,074
Hesteel Co. Ltd., Class A	65,500	23,372
Hisense Visual Technology Co. Ltd., Class A	8,800	29,818
HLA Group Corp. Ltd., Class A	24,000	21,814
Hopson Development Holdings Ltd. *	101,900	45,176
Horizon Construction Development Ltd.	115,553	18,413
Hoshine Silicon Industry Co. Ltd., Class A	4,200	29,176
Hua Han Health Industry Holdings Ltd. *§	504,000	—
Hua Hong Semiconductor Ltd., Class H *@±	30,000	308,406
Huafon Chemical Co. Ltd., Class A	27,754	35,558
Huaibei Mining Holdings Co. Ltd., Class A	10,400	18,014
Huapont Life Sciences Co. Ltd., Class A	27,600	17,641
Huatai Securities Co. Ltd., Class H ±	46,400	122,709
Huaxi Securities Co. Ltd., Class A	12,600	18,178
Huaxia Bank Co. Ltd., Class A	43,300	40,025
Huaxin Cement Co. Ltd., Class A	7,000	18,192
Huaxin Cement Co. Ltd., Class H	17,700	35,687
Huayu Automotive Systems Co. Ltd., Class A	17,500	50,397
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	4,400	15,032
Hubei Xingfa Chemicals Group Co. Ltd., Class A	9,400	37,199
Hubei Yihua Chemical Industry Co. Ltd., Class A	12,200	25,228
Huitongda Network Co. Ltd., Class H *@±	2,800	5,901
Humanwell Healthcare Group Co. Ltd., Class A	9,700	28,725
Hunan Valin Steel Co. Ltd., Class A	47,300	43,124
Hygeia Healthcare Holdings Co. Ltd. *@±	22,400	41,191
Hytera Communications Corp. Ltd., Class A *	11,800	19,113
IKD Co. Ltd., Class A	7,100	22,671
Industrial & Commercial Bank of China Ltd., Class H	3,410,000	2,515,231
Industrial Bank Co. Ltd., Class A	81,100	226,150
Industrial Securities Co. Ltd., Class A	28,910	26,561
Infore Environment Technology Group Co. Ltd., Class A	12,400	12,525
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	169,960	56,825
Inner Mongolia Berun Chemical Co. Ltd., Class A	34,700	30,954
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	12,000	38,048
Inner Mongolia ERDOS Resources Co. Ltd., Class A	11,760	16,818

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	55,300	$40,629
Intco Medical Technology Co. Ltd., Class A	5,700	29,419
iQIYI, Inc., ADR *@	31,465	80,550
IRICO Display Devices Co. Ltd., Class A *	22,000	18,203
JA Solar Technology Co. Ltd., Class A *	14,800	27,319
JCET Group Co. Ltd., Class A	5,195	32,177
JD Health International, Inc. *±	25,700	219,617
JD Logistics, Inc. *±	121,400	204,363
JD.com, Inc., Class A	149,800	2,666,080
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	24,442	23,486
Jiangsu Eastern Shenghong Co. Ltd., Class A *	29,100	38,877
Jiangsu Guotai International Group Co. Ltd., Class A	10,400	13,353
Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	34,700	21,692
Jiangsu Lihua Foods Group Co. Ltd.	4,320	13,175
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	14,700	21,724
Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	14,300	18,843
Jiangsu Yanghe Distillery Co. Ltd., Class A	4,400	41,995
Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	27,840	16,817
Jiangsu Zhongtian Technology Co. Ltd., Class A	11,500	30,566
Jiangxi Copper Co. Ltd., Class H	70,000	274,353
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	7,300	20,520
Jinan Acetate Chemical Co. Ltd.	19,000	39,274
JinkoSolar Holding Co. Ltd., ADR @	2,327	55,918
Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	15,000	28,995
Jinneng Science&Technology Co. Ltd., Class A	10,600	10,141
Jinxin Fertility Group Ltd. *@±	154,500	56,781
Jiumaojiu International Holdings Ltd. @±	74,000	19,874
Jizhong Energy Resources Co. Ltd., Class A	21,200	17,541
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	18,700	32,785
Jointown Pharmaceutical Group Co. Ltd., Class A	28,792	19,617
Keda Industrial Group Co. Ltd., Class A	18,900	32,472
Kinetic Development Group Ltd. @	104,000	17,507
Kingboard Holdings Ltd.	59,000	209,557
Kingfa Sci & Tech Co. Ltd., Class A	13,400	39,512
Kunlun Energy Co. Ltd.	354,000	316,610
Lao Feng Xiang Co. Ltd., Class A	2,700	18,995
LB Group Co. Ltd., Class A	11,200	30,618
Lee & Man Paper Manufacturing Ltd.	70,000	25,456
Legend Holdings Corp., Class H *±	38,400	56,500
Lenovo Group Ltd.	142,000	210,757
Lens Technology Co. Ltd., Class A	14,740	69,326
Lepu Medical Technology Beijing Co. Ltd., Class A	14,700	36,180
LexinFintech Holdings Ltd., ADR	7,280	38,802
Leyard Optoelectronic Co. Ltd., Class A	20,300	20,618
Li Auto, Inc., Class A *@	19,400	252,785
Li Ning Co. Ltd.	157,500	357,018
Lianhe Chemical Technology Co. Ltd., Class A	6,700	10,316

	SHARES	VALUE†
Livzon Pharmaceutical Group, Inc., Class H	6,800	$30,252
Loncin Motor Co. Ltd., Class A	10,000	16,886
Longfor Group Holdings Ltd. @±	136,925	209,031
LONGi Green Energy Technology Co. Ltd., Class A *	24,500	61,952
Lonking Holdings Ltd.	158,000	60,504
Luenmei Quantum Co. Ltd., Class A	13,300	16,909
Luxi Chemical Group Co. Ltd., Class A	8,600	17,542
Luye Pharma Group Ltd. *@±	161,500	70,768
Maccura Biotechnology Co. Ltd., Class A	3,800	6,208
Mango Excellent Media Co. Ltd., Class A	8,800	44,207
Maoyan Entertainment @±	22,130	22,693
Metallurgical Corp. of China Ltd., Class H	225,000	78,354
Ming Yang Smart Energy Group Ltd., Class A	6,800	15,437
Mingfa Group International Co. Ltd. *	91,000	1,520
Minth Group Ltd.	56,000	243,373
MLS Co. Ltd., Class A	20,000	25,652
MMG Ltd. *@	186,400	161,682
Morimatsu International Holdings Co. Ltd. @	30,000	42,367
Nanjing Iron & Steel Co. Ltd., Class A	36,600	26,993
Nanjing Tanker Corp., Class A *	42,600	18,193
Nanjing Xinjiekou Department Store Co. Ltd., Class A	6,900	7,086
NetDragon Websoft Holdings Ltd.	25,500	50,725
New China Life Insurance Co. Ltd., Class H	4,100	24,320
New Hope Liuhe Co. Ltd., Class A	13,600	18,723
Newland Digital Technology Co. Ltd., Class A	2,500	10,381
Nexteer Automotive Group Ltd.	69,000	75,721
Nine Dragons Paper Holdings Ltd. *	109,000	76,897
Ningbo Huaxiang Electronic Co. Ltd., Class A	8,950	48,657
Ningbo Joyson Electronic Corp., Class A	5,200	25,436
Ningbo Shanshan Co. Ltd., Class A *	16,300	36,408
Ningbo Zhoushan Port Co. Ltd., Class A	33,200	17,023
Noah Holdings Ltd., ADR	2,147	24,884
Northeast Securities Co. Ltd., Class A	8,500	10,353
Offshore Oil Engineering Co. Ltd., Class A	27,400	20,400
Onewo, Inc., Class H	10,700	33,439
ORG Technology Co. Ltd., Class A	26,800	20,368
Oriental Energy Co. Ltd., Class A *	11,300	13,668
Oriental Pearl Group Co. Ltd., Class A	10,700	15,497
People's Insurance Co. Group of China Ltd. (The), Class H	371,000	324,663
PetroChina Co. Ltd., Class H	1,710,000	1,555,754
PICC Property & Casualty Co. Ltd., Class H	150,000	338,476
Ping An Bank Co. Ltd., Class A	42,300	67,386
Ping An Insurance Group Co. of China Ltd., Class H	364,000	2,481,409
Pingdingshan Tianan Coal Mining Co. Ltd., Class A	15,900	17,601
Poly Property Group Co. Ltd.	106,431	23,934
Poly Property Services Co. Ltd., Class H	10,200	45,639
Postal Savings Bank of China Co. Ltd., Class H ±	571,000	400,627
Power Construction Corp. of China Ltd., Class A	84,900	66,551
Q Technology Group Co. Ltd.	27,000	58,185
Qingdao Hanhe Cable Co. Ltd., Class A	35,800	18,105
Qingdao Port International Co. Ltd. Class H ±	56,000	51,884
Qingdao Sentury Tire Co. Ltd., Class A	7,900	21,352
Qinhuangdao Port Co. Ltd., Class H	43,000	15,527

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Renhe Pharmacy Co. Ltd., Class A	19,700	$16,688
Risen Energy Co. Ltd., Class A *	6,400	9,413
Rongsheng Petrochemical Co. Ltd., Class A	43,309	58,711
SAIC Motor Corp. Ltd., Class A	29,700	71,429
Sailun Group Co. Ltd., Class A	11,500	23,231
Sanan Optoelectronics Co. Ltd., Class A	11,300	24,732
Sansteel Minguang Co. Ltd. Fujian, Class A *	13,700	8,025
Sansure Biotech, Inc., Class A	3,333	9,912
Sany Heavy Equipment International Holdings Co. Ltd.	64,000	66,862
Sany Heavy Industry Co. Ltd., Class A	11,000	35,912
Satellite Chemical Co. Ltd., Class A	8,826	23,979
SDIC Capital Co. Ltd., Class A	20,400	22,611
Sealand Securities Co. Ltd., Class A	24,800	15,852
Seazen Group Ltd. *	72,000	23,686
Seazen Holdings Co. Ltd., Class A *	13,800	31,503
SF Holding Co. Ltd., Class A	8,300	47,024
Shaanxi Coal Industry Co. Ltd., Class A	39,837	111,926
Shaanxi Construction Engineering Group Corp. Ltd., Class A	31,000	16,723
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	32,400	33,545
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	9,200	23,354
Shandong Hi-Speed Road & Bridge Group Co. Ltd., Class A	20,600	17,740
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	12,310	46,017
Shandong Humon Smelting Co. Ltd., Class A	10,800	22,712
Shandong Linglong Tyre Co. Ltd., Class A	7,700	16,593
Shandong Nanshan Aluminum Co. Ltd., Class A	37,900	21,084
Shandong Publishing & Media Co. Ltd., Class A	13,000	13,989
Shandong Sun Paper Industry JSC Ltd., Class A	16,800	33,725
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	153,600	114,678
Shanghai AJ Group Co. Ltd., Class A *	16,900	13,295
Shanghai Bailian Group Co. Ltd., Class A	15,600	19,680
Shanghai Construction Group Co. Ltd., Class A	55,900	23,166
Shanghai Electric Group Co. Ltd., Class H *	60,000	31,457
Shanghai Environment Group Co. Ltd., Class A	13,920	15,585
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H @	24,000	79,507
Shanghai Industrial Holdings Ltd.	45,000	79,106
Shanghai Jinjiang International Hotels Co. Ltd., Class A	7,900	25,581
Shanghai Lingang Holdings Corp. Ltd., Class A	8,760	14,152
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	13,500	16,386
Shanghai Mechanical and Electrical Industry Co. Ltd., Class A	7,100	27,459

	SHARES	VALUE†
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	38,600	$60,911
Shanghai Pudong Development Bank Co. Ltd., Class A	118,900	198,767
Shanghai Putailai New Energy Technology Co. Ltd., Class A	8,900	38,658
Shanghai RAAS Blood Products Co. Ltd., Class A	37,200	34,961
Shanghai Rural Commercial Bank Co. Ltd., Class A	9,600	11,032
Shanghai Tunnel Engineering Co. Ltd., Class A	25,600	23,016
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	18,000	14,565
Shanghai Zhonggu Logistics Co. Ltd., Class A	9,300	14,227
Shanxi Coal International Energy Group Co. Ltd., Class A	11,800	16,229
Shanxi Coking Coal Energy Group Co. Ltd., Class A	39,900	38,956
Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	16,700	15,390
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	26,900	53,812
Shanxi Meijin Energy Co. Ltd., Class A *	31,400	20,820
Shanxi Securities Co. Ltd., Class A	24,700	22,450
Shanxi Taigang Stainless Steel Co. Ltd., Class A *	34,300	19,274
Shenwan Hongyuan Group Co. Ltd., Class H ±	43,200	19,929
Shenzhen Agricultural Power Group Co. Ltd., Class A	15,600	17,576
Shenzhen Airport Co. Ltd., Class A	16,200	15,817
Shenzhen Aisidi Co. Ltd., Class A	14,200	24,337
Shenzhen Gas Corp. Ltd., Class A	22,300	20,738
Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H ±	5,500	3,887
Shenzhen International Holdings Ltd.	116,804	117,225
Shenzhen Jinjia Group Co. Ltd., Class A *	10,602	6,762
Shenzhen Kaifa Technology Co. Ltd., Class A	5,900	23,100
Shenzhen Kangtai Biological Products Co. Ltd., Class A	8,900	20,992
Shenzhen Kinwong Electronic Co. Ltd., Class A	3,200	28,307
Shenzhen MTC Co. Ltd., Class A	42,300	39,338
Shenzhen Neptunus Bioengineering Co. Ltd., Class A *	28,200	9,864
Shenzhen Overseas Chinese Town Co. Ltd., Class A *	43,200	16,082
Shenzhen Tagen Group Co. Ltd., Class A	25,000	12,713
Shenzhen Yan Tian Port Holding Co. Ltd., Class A	28,200	17,550
Shenzhen YUTO Packaging Technology Co. Ltd., Class A	4,900	18,854
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	31,900	25,543
Shenzhou International Group Holdings Ltd.	13,900	110,118
Shoucheng Holdings Ltd. @	58,400	18,911
Shougang Fushan Resources Group Ltd.	193,116	70,477
Shui On Land Ltd.	183,500	17,449

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Sichuan Hebang Biotechnology Co. Ltd., Class A	84,300	$24,632
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	3,600	18,575
Sichuan Road & Bridge Group Co. Ltd., Class A	28,840	32,776
Sichuan Yahua Industrial Group Co. Ltd., Class A	8,400	17,547
Sihuan Pharmaceutical Holdings Group Ltd. @	98,000	20,275
Silergy Corp.	7,000	59,256
Sinofert Holdings Ltd.	244,000	43,896
Sinoma International Engineering Co., Class A	14,600	18,315
Sinomine Resource Group Co. Ltd., Class A	1,300	9,040
Sinopec Engineering Group Co. Ltd., Class H	111,000	96,423
Sinopec Kantons Holdings Ltd.	44,000	24,878
Sinopec Shanghai Petrochemical Co. Ltd., Class H	178,000	31,108
Sinopharm Group Co. Ltd., Class H	109,600	258,298
Sinotrans Ltd., Class H	145,000	90,742
Sinotruk Hong Kong Ltd.	49,000	144,570
Sinotruk Jinan Truck Co. Ltd., Class A	2,800	6,769
SooChow Securities Co. Ltd., Class A	20,280	27,920
Southern Publishing & Media Co. Ltd., Class A	10,300	19,013
STO Express Co. Ltd., Class A	15,900	39,982
Sun Art Retail Group Ltd. @	172,500	41,452
Sun King Technology Group Ltd.	54,000	13,462
Suning Universal Co. Ltd., Class A	32,100	11,770
Sunshine Lake Pharma Co. Ltd. *@	6,748	43,010
Suzhou Anjie Technology Co. Ltd., Class A	1,100	2,290
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	4,500	45,199
TangShan Port Group Co. Ltd., Class A	55,900	29,919
Tangshan Sanyou Chemical Industries Co. Ltd., Class A	11,600	9,174
Tasly Pharmaceutical Group Co. Ltd., Class A	9,600	21,308
TBEA Co. Ltd., Class A	27,300	68,265
TCL Electronics Holdings Ltd.	50,667	68,364
TCL Technology Group Corp., Class A	78,540	47,554
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A *	16,000	20,341
Tian Di Science & Technology Co. Ltd., Class A	40,500	33,738
Tiangong International Co. Ltd. @	100,000	34,182
Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	30,700	15,914
Tianma Microelectronics Co. Ltd., Class A *	15,500	21,600
Tianneng Power International Ltd. @	74,000	92,715
Tianqi Lithium Corp., Class H *@	5,400	31,184
Tianshan Aluminum Group Co. Ltd., Class A	18,200	29,633
Tianshui Huatian Technology Co. Ltd., Class A <>	9,400	15,556
Titan Wind Energy Suzhou Co. Ltd., Class A	8,800	10,149
Tofflon Science & Technology Group Co. Ltd., Class A	3,500	7,006
Tomson Group Ltd.	1,426	519

	SHARES	VALUE†
Tong Ren Tang Technologies Co. Ltd., Class H @	41,000	$25,079
Tongcheng Travel Holdings Ltd.	16,000	47,289
Tongkun Group Co. Ltd., Class A	11,100	23,405
Tongling Nonferrous Metals Group Co. Ltd., Class A	49,000	36,896
Tongyu Heavy Industry Co. Ltd., Class A	40,800	18,169
Topsports International Holdings Ltd. ±	141,000	57,256
Transfar Zhilian Co. Ltd., Class A	27,553	24,385
TravelSky Technology Ltd., Class H	49,000	66,870
Trina Solar Co. Ltd., Class A *	13,541	33,042
Trip.com Group Ltd., ADR	6,319	475,189
Tsinghua Tongfang Co. Ltd., Class A *	20,700	23,583
Universal Scientific Industrial Shanghai Co. Ltd., Class A	10,900	33,488
Venustech Group, Inc., Class A *	6,700	14,721
Vipshop Holdings Ltd., ADR	22,586	443,589
Viva Biotech Holdings *±	45,500	15,436
Vnet Group, Inc., ADR *@	3,580	36,981
Wanhua Chemical Group Co. Ltd., Class A	14,300	133,750
Wanxiang Qianchao Co. Ltd., Class A	19,900	35,392
Wasion Holdings Ltd.	48,000	78,212
Wasu Media Holding Co. Ltd., Class A	20,700	23,351
Weibo Corp., ADR	2,074	25,718
Weibo Corp., Class A	2,320	29,962
Weichai Power Co. Ltd., Class H	124,000	222,284
Wellhope Foods Co. Ltd., Class A	7,700	8,632
West China Cement Ltd.	198,000	83,709
Western Securities Co. Ltd., Class A	22,600	27,240
Wharf Holdings Ltd. (The) @	44,000	125,860
Wingtech Technology Co. Ltd., Class A *	3,900	25,465
Wuchan Zhongda Group Co. Ltd., Class A	29,100	24,569
Wushang Group Co. Ltd., Class A	12,600	17,205
Wuxi Biologics Cayman, Inc. *±	94,500	497,640
Wuxi Taiji Industry Ltd. Co., Class A	21,000	24,014
XCMG Construction Machinery Co. Ltd., Class A	47,400	76,576
Xi'An Shaangu Power Co. Ltd., Class A	19,200	22,684
Xiamen Bank Co. Ltd., Class A	14,900	13,145
Xiamen C & D, Inc., Class A	17,600	25,367
Xiamen ITG Group Corp. Ltd., Class A	17,300	15,019
Xiamen Tungsten Co. Ltd., Class A	7,300	30,355
Xiamen Xiangyu Co. Ltd., Class A	22,200	21,862
Xiaomi Corp., Class B *±	4,200	29,144
Xinfengming Group Co. Ltd., Class A	4,000	9,126
Xinhua Winshare Publishing and Media Co. Ltd., Class H	18,000	24,819
Xinte Energy Co. Ltd., Class H *@	22,800	24,230
Xinxing Ductile Iron Pipes Co. Ltd., Class A	18,100	9,789
Xinyi Energy Holdings Ltd. @	219,323	36,075
Xinyi Solar Holdings Ltd. @	364,000	160,906
Xtep International Holdings Ltd.	108,430	81,372
Xuji Electric Co. Ltd., Class A	3,400	12,672
Yankuang Energy Group Co. Ltd., Class H @	192,000	251,166
Yantai Changyu Pioneer Wine Co. Ltd., Class A	3,700	11,264
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	7,300	57,121
Yiren Digital Ltd., ADR	4,574	27,124
Yixin Group Ltd. ±	126,500	44,703
Yixintang Pharmaceutical Group Co. Ltd., Class A	2,800	5,475
Yonfer Agricultural Technology Co. Ltd., Class A	6,900	13,541

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
YongXing Special Materials Technology Co. Ltd., Class A	2,400	$13,068
Youngor Fashion Co. Ltd., Class A	11,500	11,971
YTO Express Group Co. Ltd., Class A	12,500	32,223
Yuexiu Services Group Ltd.	32,500	11,067
Yum China Holdings, Inc.	2,126	91,248
YUNDA Holding Group Co. Ltd., Class A	16,500	17,199
Yunnan Aluminium Co. Ltd., Class A	18,200	52,669
Yunnan Baiyao Group Co. Ltd., Class A	1,960	15,626
Yunnan Copper Co. Ltd., Class A	8,100	19,890
Yunnan Energy New Material Co. Ltd., Class A *	5,200	34,114
Yunnan Tin Co. Ltd., Class A	14,600	47,460
Zhefu Holding Group Co. Ltd., Class A	16,400	9,331
Zhejiang Chint Electrics Co. Ltd., Class A	13,100	56,515
Zhejiang Dahua Technology Co. Ltd., Class A	19,700	55,764
Zhejiang Hailiang Co. Ltd., Class A	19,700	35,977
Zhejiang Huayou Cobalt Co. Ltd., Class A	7,300	67,581
Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	9,000	10,646
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	5,700	36,441
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	10,800	29,509
Zhejiang Longsheng Group Co. Ltd., Class A	19,300	27,031
Zhejiang Medicine Co. Ltd., Class A	10,400	20,702
Zhejiang NHU Co. Ltd., Class A	7,900	26,446
Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	17,420	15,368
Zhejiang Runtu Co. Ltd., Class A	19,400	19,241
Zhejiang Semir Garment Co. Ltd., Class A	21,700	17,193
Zhejiang Wanliyang Co. Ltd., Class A	11,400	15,887
Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	14,980	22,496
Zheshang Securities Co. Ltd., Class A	13,300	21,542
Zhongjin Gold Corp. Ltd., Class A	10,900	33,580
Zhongshan Broad Ocean Motor Co. Ltd., Class A	22,200	35,927
Zhongsheng Group Holdings Ltd.	62,500	117,098
Zhongtai Securities Co. Ltd., Class A	15,500	15,133
Zhou Hei Ya International Holdings Co. Ltd. ±	54,000	14,156
Zhuhai Huafa Properties Co. Ltd., Class A	11,600	9,223
Zhuzhou CRRC Times Electric Co. Ltd., Class H	25,600	140,798
Zhuzhou Kibing Group Co. Ltd., Class A	10,500	10,591
Zibo Qixiang Tengda Chemical Co. Ltd., Class A	14,700	9,954
ZMJ Group Co. Ltd., Class H	21,400	64,514
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H @	85,800	80,376
ZTE Corp., Class H @	20,600	93,974
ZTO Express Cayman, Inc.	25,450	482,382
		64,648,084
Colombia — 0.1%
Corp. Financiera Colombiana SA *	19,558	86,704

	SHARES	VALUE†
Grupo Argos SA	23,765	$107,536
Grupo Cibest SA	1,036	53,810
Grupo de Inversiones Suramericana SA	5,605	62,334
		310,384
Czech Republic — 0.2%
CEZ AS	559	34,697
Komercni Banka AS	6,412	321,302
		355,999
Greece — 0.8%
Alpha Bank SA	151,965	644,790
Bank of Greece	859	15,228
GEK Terna SA	1,131	29,664
Helleniq Energy Holdings SA	9,060	89,669
Motor Oil Hellas Corinth Refineries SA	5,094	153,463
Piraeus Financial Holdings SA	85,014	720,035
		1,652,849
Hong Kong — 0.2%
BOC Aviation Ltd. ±	10,700	95,698
China Zhongwang Holdings Ltd. @*§	154,000	—
Comba Telecom Systems Holdings Ltd.	88,000	35,960
CTEG @*§	98,000	—
Damai Entertainment Holdings Ltd. *@	430,000	59,124
J&T Global Express Ltd. *	16,200	20,360
Jinmao Property Services Co. Ltd.	6,646	2,494
Kingboard Laminates Holdings Ltd.	42,000	66,546
LK Technology Holdings Ltd. @	42,500	26,488
Lumena New Materials *§	5,599	—
Orient Overseas International Ltd.	7,000	113,609
Sino Biopharmaceutical Ltd.	24,000	25,104
Skyworth Group Ltd. *@	30,000	17,733
SSY Group Ltd. @	46,000	17,261
Yuexiu Property Co. Ltd. @	46,006	30,801
		511,178
Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	35,861	291,264
OTP Bank Nyrt	707	61,062
		352,326
India — 18.9%
Aarti Drugs Ltd.	1,688	9,230
Aarti Pharmalabs Ltd.	2,707	25,397
ACC Ltd.	5,493	113,122
Adani Power Ltd. *	40,280	65,758
Aditya Birla Capital Ltd. *	49,870	164,457
Advanced Enzyme Technologies Ltd.	3,035	11,143
AGI Greenpac Ltd.	2,388	22,659
Ahluwalia Contracts India Ltd.	1,765	19,527
Ajmera Realty & Infra India Ltd.	2,596	29,092
Alembic Pharmaceuticals Ltd.	4,429	44,897
Allcargo Logistics Ltd.	19,940	7,148
Amara Raja Energy & Mobility Ltd.	10,842	121,017
Ambuja Cements Ltd.	36,667	236,012
Apollo Tyres Ltd.	31,532	167,695
Arvind Ltd.	13,452	46,058
Ashoka Buildcon Ltd. *	8,590	17,850
Aurobindo Pharma Ltd.	25,561	312,356
Avanti Feeds Ltd.	2,210	16,079
Axis Bank Ltd.	133,355	1,698,689
Axis Bank Ltd., GDR	12,180	779,520
Bajaj Consumer Care Ltd. *	9,060	24,191

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
India (Continued)
Bajaj Holdings & Investment Ltd.	1,809	$244,490
Balrampur Chini Mills Ltd.	8,487	43,587
Bandhan Bank Ltd. ±	54,816	100,200
Bank of Baroda	74,524	216,986
Bank of India	34,110	47,530
Bank of Maharashtra	39,556	24,948
Bhansali Engineering Polymers Ltd.	5,648	6,482
Bharat Heavy Electricals Ltd.	63,065	169,651
Biocon Ltd.	11,002	42,217
Birla Corp. Ltd.	3,237	44,478
Birlasoft Ltd.	1,959	7,753
Bluspring Enterprises Ltd. *	3,874	3,323
Bombay Burmah Trading Co.	1,162	23,159
Camlin Fine Sciences Ltd. *	4,882	10,777
Can Fin Homes Ltd.	5,565	47,863
Canara Bank	128,930	180,046
Ceat Ltd.	2,913	110,413
Chambal Fertilizers and Chemicals Ltd.	13,907	79,889
Cholamandalam Financial Holdings Ltd.	5,275	111,692
CIE Automotive India Ltd.	6,907	31,369
Cipla Ltd.	24,545	416,046
City Union Bank Ltd.	30,829	73,964
CMS Info Systems Ltd.	9,549	40,104
Cochin Shipyard Ltd. ±	105	2,123
Container Corp. Of India Ltd.	8,811	52,029
Coromandel International Ltd.	2,727	69,105
CreditAccess Grameen Ltd. *	688	10,427
CSB Bank Ltd. *	3,753	15,665
Cyient Ltd.	3,556	45,837
Dalmia Bharat Ltd.	5,315	133,191
DB Corp. Ltd.	3,441	10,464
DCB Bank Ltd.	19,962	28,463
DCM Shriram Ltd.	2,904	37,629
DCW Ltd.	9,094	6,952
Deepak Fertilisers & Petrochemicals Corp. Ltd.	4,535	76,666
Delhivery Ltd. *	10,201	52,149
Delta Corp. Ltd.	8,978	7,922
Digitide Solutions Ltd. *	3,874	6,940
Dilip Buildcon Ltd. ±	2,642	14,094
Dishman Carbogen Amcis Ltd. *	5,637	17,491
DLF Ltd.	16,547	133,157
Dr. Reddy's Laboratories Ltd.	1,860	25,708
Dr. Reddy's Laboratories Ltd., ADR	39,575	553,258
eClerx Services Ltd.	783	35,451
Edelweiss Financial Services Ltd.	23,512	28,705
EID Parry India Ltd. *	7,288	83,814
Electrosteel Castings Ltd.	23,821	25,109
EPL Ltd.	9,507	22,025
Equitas Small Finance Bank Ltd. *±	16,074	10,355
Escorts Kubota Ltd.	785	30,414
Eureka Forbes Ltd. *	1,532	9,802
Exide Industries Ltd.	26,178	115,516
Federal Bank Ltd.	144,130	314,091
FIEM Industries Ltd.	1,108	23,791
Finolex Cables Ltd.	3,624	33,424
Finolex Industries Ltd.	15,431	34,846
Firstsource Solutions Ltd.	6,425	23,782
Force Motors Ltd.	322	60,996
Fortis Healthcare Ltd.	4,364	47,666
G R Infraprojects Ltd.	1,719	23,639
GAIL India Ltd.	218,995	434,790
Galaxy Surfactants Ltd.	569	14,099

	SHARES	VALUE†
Gateway Distriparks Ltd.	25,136	$17,379
GHCL Ltd.	5,527	37,773
GHCL Textiles Ltd.	5,527	4,765
Gland Pharma Ltd. ±	1,958	43,928
Glenmark Pharmaceuticals Ltd.	5,251	115,324
Godawari Power & Ispat Ltd.	11,830	32,630
Godfrey Phillips India Ltd.	1,053	40,026
Godrej Industries Ltd. *	1,769	23,972
Granules India Ltd.	7,725	44,807
Graphite India Ltd.	2,245	14,122
Grasim Industries Ltd.	17,963	560,201
Great Eastern Shipping Co. Ltd. (The)	8,516	95,232
Greaves Cotton Ltd.	5,025	11,998
Gujarat Alkalies & Chemicals Ltd.	2,551	15,772
Gujarat Ambuja Exports Ltd.	8,766	10,465
Gujarat Mineral Development Corp. Ltd.	5,595	37,683
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	8,187	45,163
Gujarat Pipavav Port Ltd.	19,498	34,697
Gujarat State Fertilizers & Chemicals Ltd.	15,178	33,579
Gujarat State Petronet Ltd.	23,082	80,264
HDFC Bank Ltd.	117,985	1,265,709
HEG Ltd.	6,270	35,796
HeidelbergCement India Ltd.	3,920	8,887
Hero MotoCorp Ltd.	5,358	330,301
HFCL Ltd.	33,650	27,685
HG Infra Engineering Ltd.	1,150	12,045
Hindalco Industries Ltd.	143,996	1,239,041
IDFC First Bank Ltd.	279,140	219,725
IIFL Capital Services Ltd.	19,584	61,770
IIFL Finance Ltd. *	8,058	41,293
India Cements Ltd. (The) *	5,546	23,926
India Glycols Ltd.	1,312	12,664
Indian Bank	14,634	123,284
Indian Railway Finance Corp. Ltd. ±	17,190	23,891
Indo Count Industries Ltd.	4,356	13,209
Indus Towers Ltd. *	101,143	392,264
IndusInd Bank Ltd. *	26,758	221,776
Infibeam Avenues Ltd. *	19,336	2,176
Infibeam Avenues Ltd. *	77,058	14,103
Info Edge India Ltd.	16,055	237,637
IRCON International Ltd. ±	18,858	36,446
J Kumar Infraprojects Ltd.	2,507	17,986
Jain Irrigation Systems Ltd. *	17,519	10,351
Jammu & Kashmir Bank Ltd. (The)	31,797	37,710
Jindal Saw Ltd.	28,522	64,957
Jindal Stainless Ltd.	25,001	209,213
Jindal Steel Ltd.	44,263	529,454
Jio Financial Services Ltd.	176,909	585,786
JK Lakshmi Cement Ltd.	4,751	45,852
JK Paper Ltd.	10,798	47,016
JK Tyre & Industries Ltd.	10,161	40,981
JM Financial Ltd.	40,467	73,196
JSW Energy Ltd.	13,525	81,176
JSW Steel Ltd.	60,769	780,447
Jubilant Pharmova Ltd.	7,273	88,467
Just Dial Ltd. *	1,076	10,041
Kalpataru Projects International Ltd.	7,183	101,368
Kalyani Steels Ltd.	1,016	8,765
Karnataka Bank Ltd. (The)	29,326	57,170
Karur Vysya Bank Ltd. (The)	43,450	102,766
Kaveri Seed Co. Ltd.	1,897	22,540
KCP Ltd. (The)	6,994	15,384
Kirloskar Oil Engines Ltd.	798	8,302
KNR Constructions Ltd.	11,124	24,869

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
India (Continued)
Kotak Mahindra Bank Ltd.	28,870	$649,007
KRBL Ltd.	2,296	8,884
L&T Finance Ltd.	72,832	204,497
Larsen & Toubro Ltd., GDR	26,126	1,081,616
LG Balakrishnan & Bros Ltd.	1,438	22,669
LIC Housing Finance Ltd.	24,147	153,657
LT Foods Ltd.	14,320	65,303
Lupin Ltd.	4,573	98,631
Maharashtra Seamless Ltd.	3,116	21,048
Mahindra & Mahindra Financial Services Ltd.	55,632	172,932
Mahindra & Mahindra Ltd.	37,348	1,444,895
Man Infraconstruction Ltd.	4,652	7,702
Manappuram Finance Ltd.	42,964	136,602
Marksans Pharma Ltd.	9,432	17,475
Maruti Suzuki India Ltd.	4,747	857,295
MAS Financial Services Ltd. ±	3,106	10,460
Mastek Ltd.	960	23,613
Meghmani Organics Ltd. *	7,232	6,589
MOIL Ltd.	5,661	23,584
Motilal Oswal Financial Services Ltd.	5,746	57,338
MRF Ltd.	181	297,638
Muthoot Finance Ltd.	1,358	47,108
Natco Pharma Ltd.	5,577	50,212
National Aluminium Co. Ltd.	58,254	140,700
National Fertilizers Ltd.	6,160	6,387
Nava Ltd.	7,969	58,433
NCC Ltd.	36,382	85,070
NESCO Ltd.	965	14,269
NIIT Learning Systems Ltd.	2,427	8,955
NIIT Ltd.	2,427	2,889
NMDC Ltd.	253,182	218,369
NMDC Steel Ltd. *	47,585	24,112
NOCIL Ltd.	7,374	14,428
NRB Bearings Ltd.	2,776	8,895
Nuvoco Vistas Corp. Ltd. *	2,511	11,796
Oberoi Realty Ltd.	5,090	91,150
Onesource Specialty Pharma Ltd. *	2,735	56,216
Orient Cement Ltd.	4,032	9,954
Orient Green Power Co. Ltd. *	107,182	15,524
Patel Engineering Ltd. *	47,895	19,970
PCBL Chemical Ltd.	11,386	47,903
Pennar Industries Ltd. *	5,072	13,367
Petronet LNG Ltd.	67,706	212,714
Piramal Finance Ltd. *<>	4,265	18,017
Piramal Pharma Ltd.	29,025	62,461
PNB Housing Finance Ltd. ±	10,969	106,801
PNC Infratech Ltd.	7,840	25,956
Polyplex Corp. Ltd.	2,048	23,885
Power Finance Corp. Ltd.	121,886	564,343
Power Mech Projects Ltd.	484	14,811
Prakash Industries Ltd.	4,621	8,541
Prestige Estates Projects Ltd.	6,151	104,608
PTC India Ltd.	17,788	33,437
Punjab National Bank	135,010	171,977
PVR Inox Ltd. *	4,239	51,275
Quess Corp. Ltd. ±	3,874	11,106
Rallis India Ltd.	3,389	11,607
Ramco Cements Ltd. (The)	5,843	65,545

	SHARES	VALUE†
Rashtriya Chemicals & Fertilizers Ltd. *	16,695	$27,387
Raymond Lifestyle Ltd. *	2,620	34,584
Raymond Ltd. *	3,276	21,256
Raymond Realty Ltd. *	3,276	21,400
RBL Bank Ltd. ±	35,444	111,276
REC Ltd.	124,810	522,778
Redington Ltd.	57,900	184,351
Reliance Industries Ltd.	402,168	6,178,228
Reliance Power Ltd. *	164,619	82,394
Repco Home Finance Ltd.	1,643	6,687
Rhi Magnesita India Ltd.	2,246	11,181
RITES Ltd.	5,510	15,272
Samvardhana Motherson International Ltd.	333,747	397,127
Sandur Manganese & Iron Ores Ltd. (The)	5,340	10,110
Sarda Energy & Minerals Ltd.	2,267	13,864
Shipping Corp. of India Land & Assets Ltd., Spin-off Shares	14,166	7,826
Shipping Corp. of India Ltd.	14,166	35,499
Shree Cement Ltd.	313	103,783
Shriram Finance Ltd.	101,580	706,860
Shriram Pistons & Rings Ltd.	500	15,146
Shyam Metalics & Energy Ltd.	2,791	28,706
SIS Ltd. *	2,091	8,233
Sobha Ltd.	1,677	29,340
South Indian Bank Ltd. (The)	83,493	27,411
Star Cement Ltd.	7,280	20,826
State Bank of India	69,305	681,976
State Bank of India, GDR	8,728	857,962
Steel Authority of India Ltd.	89,762	136,328
Strides Pharma Science Ltd.	5,470	50,456
Sun Pharmaceutical Industries Ltd.	27,533	495,533
Sun TV Network Ltd.	7,133	42,337
Sunteck Realty Ltd.	5,951	27,828
Surya Roshni Ltd.	3,092	10,028
Tamilnad Mercantile Bank Ltd.	4,102	19,508
Tata Chemicals Ltd.	12,988	134,139
Tata Consumer Products Ltd.	8,150	103,953
Tata Motors Ltd.	131,488	1,010,794
Tata Steel Ltd.	430,140	818,968
Tata Steel Ltd., GDR	6,923	131,883
Technocraft Industries India Ltd.	547	13,590
Texmaco Rail & Engineering Ltd.	11,707	18,178
Thirumalai Chemicals Ltd. *	4,154	13,140
Thomas Cook India Ltd.	8,408	14,931
Time Technoplast Ltd.	11,270	26,662
Transport Corp. of India Ltd.	1,896	25,230
Trident Ltd.	56,042	17,812
Triveni Engineering & Industries Ltd.	4,797	18,026
Tube Investments of India Ltd.	320	11,212
TVS Srichakra Ltd.	202	7,201
Uflex Ltd.	3,166	19,414
Unichem Laboratories Ltd. *	1,313	6,795
Union Bank of India Ltd.	81,852	127,956
UPL Ltd.	34,451	255,311
Usha Martin Ltd.	10,246	53,371
VA Tech Wabag Ltd.	3,405	55,031
Vardhman Textiles Ltd.	8,165	37,966
Vedanta Ltd.	44,540	233,564
Voltamp Transformers Ltd.	223	18,209
Welspun Corp. Ltd.	7,360	71,164
Welspun Enterprises Ltd.	1,530	8,607

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
India (Continued)
Welspun Living Ltd.	30,266	$39,194
West Coast Paper Mills Ltd.	3,247	17,181
Wipro Ltd.	133,330	358,955
Wipro Ltd., ADR @	29,490	77,559
Wockhardt Ltd. *	5,344	90,703
Yes Bank Ltd. *	581,105	139,404
Zee Entertainment Enterprises Ltd.	70,032	88,726
Zensar Technologies Ltd.	5,610	48,778
Zydus Lifesciences Ltd.	10,313	114,178
Zydus Wellness Ltd.	5,525	28,624
		40,281,770
Indonesia — 1.7%
AKR Corporindo Tbk. PT	273,600	19,865
Alamtri Minerals Indonesia Tbk. PT	382,600	24,106
Alamtri Resources Indonesia Tbk. PT	1,607,200	162,986
Aneka Tambang Tbk. PT	554,300	105,106
Aspirasi Hidup Indonesia Tbk. PT	625,900	16,150
Astra Agro Lestari Tbk. PT	28,600	14,030
Astra International Tbk. PT	1,944,500	673,837
Astra Otoparts Tbk. PT	19,600	2,717
Bank BTPN Syariah Tbk. PT	251,900	20,406
Bank Mandiri Persero Tbk. PT	252,000	66,535
Bank Negara Indonesia Persero Tbk. PT	1,037,332	255,209
Bank OCBC Nisp Tbk. PT	223,000	18,132
Bank Pan Indonesia Tbk. PT	399,700	25,903
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	173,300	7,955
Bank Pembangunan Daerah Jawa Timur Tbk. PT	403,000	12,333
Bank Tabungan Negara Persero Tbk. PT	537,509	41,446
BFI Finance Indonesia Tbk. PT	108,300	4,971
Bukalapak.com Tbk. PT *	3,549,800	36,212
Bukit Asam Tbk. PT	339,600	47,888
Bumi Resources Minerals Tbk. PT *	1,498,900	75,552
Bumi Resources Tbk. PT *	5,598,400	50,055
Bumi Serpong Damai Tbk. PT *	435,700	27,713
Charoen Pokphand Indonesia Tbk. PT	65,700	18,372
Ciputra Development Tbk. PT	924,577	51,596
Dayamitra Telekomunikasi PT	1,395,200	48,558
Dharma Satya Nusantara Tbk. PT	140,700	13,931
Elang Mahkota Teknologi Tbk. PT	999,500	75,270
Energi Mega Persada Tbk. PT *	1,206,500	58,280
Erajaya Swasembada Tbk. PT	1,042,500	27,024
ESSA Industries Indonesia Tbk. PT	517,700	21,746
Gudang Garam Tbk. PT	52,600	44,109
Hanson International Tbk. PT *§	5,335,700	—
Indah Kiat Pulp & Paper Tbk. PT	251,800	111,055
Indika Energy Tbk. PT	195,300	27,188
Indo Tambangraya Megah Tbk. PT	52,800	72,475
Indocement Tunggal Prakarsa Tbk. PT	129,800	50,822
Indofood Sukses Makmur Tbk. PT	407,500	176,669
Japfa Comfeed Indonesia Tbk. PT	567,600	66,756
Lippo Karawaci Tbk. PT *	1,787,300	11,047
Medco Energi Internasional Tbk. PT	1,095,352	90,047
Merdeka Battery Materials Tbk. PT *	337,300	13,055
Metrodata Electronics Tbk. PT	524,800	18,895
Mitra Adiperkasa Tbk. PT	620,000	41,854
Pabrik Kertas Tjiwi Kimia Tbk. PT	92,300	38,631
Pakuwon Jati Tbk. PT	1,135,800	25,626
Panin Financial Tbk. PT *	1,207,600	17,536
Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	154,500	12,562

	SHARES	VALUE†
Samudera Indonesia Tbk. PT	979,900	$18,698
Sarana Menara Nusantara Tbk. PT	1,152,200	40,446
Semen Indonesia Persero Tbk. PT	315,724	53,805
Sri Rejeki Isman Tbk. PT *§	996,900	—
Sumber Tani Agung Resources Tbk. PT	162,900	10,704
Summarecon Agung Tbk. PT	932,100	23,827
Surya Citra Media Tbk. PT	1,066,200	21,497
Surya Semesta Internusa Tbk. PT	303,100	32,829
Trimegah Bangun Persada Tbk. PT	478,700	34,183
Triputra Agro Persada PT	632,300	65,070
Ultrajaya Milk Industry & Trading Co. Tbk. PT	131,500	10,179
United Tractors Tbk. PT	169,000	271,526
Vale Indonesia Tbk. PT	184,400	48,686
XLSMART Telecom Sejahtera Tbk. PT	522,966	83,474
		3,557,135
Korea — 11.3%
Amorepacific Holdings Corp.	1,044	19,830
BH Co. Ltd.	1,193	14,642
BNK Financial Group, Inc.	15,620	162,429
CJ CheilJedang Corp.	744	122,228
CJ Corp.	1,142	149,358
CJ ENM Co. Ltd. *	1,200	60,810
CJ Logistics Corp.	649	38,948
Daesang Corp.	2,426	38,040
Daewoo Engineering & Construction Co. Ltd. *	18,960	48,378
Daishin Securities Co. Ltd.	697	13,115
Daou Technology, Inc.	2,149	56,212
DB HiTek Co. Ltd.	1,524	61,696
DB Insurance Co. Ltd.	377	37,215
DB, Inc. *	6,843	7,540
DL E&C Co. Ltd.	1,344	40,137
DL Holdings Co. Ltd.	1,071	26,831
DN Automotive Corp.	314	5,114
Dong-A Socio Holdings Co. Ltd.	295	24,348
Dongkuk Holdings Co. Ltd.	1,150	6,074
Dongkuk Steel Mill Co. Ltd.	3,583	23,392
Dongwha Pharm Co. Ltd.	736	3,336
Dongwon Industries Co. Ltd.	1,371	44,412
Doosan Bobcat, Inc.	3,756	148,575
DoubleUGames Co. Ltd.	604	22,386
E-MART, Inc.	1,021	54,941
ENF Technology Co. Ltd.	555	21,954
GS Engineering & Construction Corp.	2,015	26,425
GS Holdings Corp.	3,044	99,691
GS P&L Co. Ltd. *	729	25,641
GS Retail Co. Ltd.	3,073	36,467
HAESUNG DS Co. Ltd.	586	12,864
Hana Financial Group, Inc.	16,805	1,044,436
Hanil Holdings Co. Ltd.	1,021	12,022
Hankook Tire & Technology Co. Ltd.	5,220	142,680
Hanon Systems *	10,240	22,260
Hanwha Corp.	1,555	93,762
Hanwha Galleria Corp. *	4,602	3,647
Hanwha Investment & Securities Co. Ltd. *	5,680	25,788
Hanwha Life Insurance Co. Ltd. *	20,246	45,382
Hanwha Solutions Corp.	6,070	123,516
Harim Holdings Co. Ltd.	2,243	11,734
HD Hyundai Co. Ltd.	1,757	194,603
HD Hyundai Construction Equipment Co. Ltd.	647	42,840
HDC Holdings Co. Ltd.	2,781	34,489

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Korea (Continued)
HDC Hyundai Development Co-Engineering & Construction	2,554	$37,044
HK inno N Corp.	967	30,601
HL Holdings Corp.	389	10,965
HL Mando Co. Ltd.	1,823	43,657
HMM Co. Ltd.	16,321	233,232
HS Hyosung Advanced Materials Corp.	80	10,269
HS Hyosung Corp. *	119	4,962
Hy-Lok Corp.	918	22,671
Hyosung Corp.	537	32,494
Hyosung TNC Corp.	121	18,456
Hyundai Department Store Co. Ltd.	867	54,688
Hyundai Engineering & Construction Co. Ltd.	3,290	127,562
Hyundai Glovis Co. Ltd.	1,450	170,935
Hyundai Home Shopping Network Corp.	327	12,749
Hyundai Marine & Fire Insurance Co. Ltd. *	3,214	64,484
Hyundai Mobis Co. Ltd.	2,438	518,686
Hyundai Motor Co.	7,743	1,186,519
Hyundai Steel Co.	4,416	106,855
Hyundai Wia Corp.	941	32,461
iM Financial Group Co. Ltd.	7,519	73,740
Industrial Bank of Korea	19,140	265,468
Innocean Worldwide, Inc.	1,076	13,958
JB Financial Group Co. Ltd.	5,577	91,224
KB Financial Group, Inc., ADR	16,090	1,334,022
KCC Corp.	293	80,191
KCC Glass Corp.	444	8,766
KG Mobility Co. *	4,088	9,542
Kia Corp.	19,935	1,430,779
KIWOOM Securities Co. Ltd.	158	27,590
Kolon Industries, Inc.	1,930	46,770
Korea Asset In Trust Co. Ltd.	5,452	8,996
Korea Electric Terminal Co. Ltd.	682	29,748
Korea Investment Holdings Co. Ltd.	1,347	139,207
Korea Line Corp. *	16,631	20,412
Korea Real Estate Investment & Trust Co. Ltd.	10,376	10,376
Korea Zinc Co. Ltd.	351	230,406
Korean Air Lines Co. Ltd.	8,699	141,051
Korean Reinsurance Co.	12,649	98,267
Kumho Petrochemical Co. Ltd.	829	61,685
Kumho Tire Co., Inc. *	3,713	12,504
LG Chem Ltd.	2,583	511,795
LG Corp.	4,087	209,732
LG Display Co. Ltd. *	16,033	164,667
LG Display Co. Ltd., ADR *	8,853	46,213
LG Electronics, Inc.	8,307	447,603
LG H&H Co. Ltd.	398	81,129
LG Innotek Co. Ltd.	903	120,868
LG Uplus Corp.	17,247	188,690
Lotte Chemical Corp.	1,267	61,135
Lotte Chilsung Beverage Co. Ltd.	290	23,832
Lotte Corp.	1,582	32,642
LOTTE Fine Chemical Co. Ltd.	1,517	50,060
Lotte Shopping Co. Ltd.	641	32,346
Lotte Wellfood Co. Ltd.	167	13,700
LS Corp.	730	86,889
LX Holdings Corp.	2,593	14,267

	SHARES	VALUE†
LX International Corp.	3,459	$78,768
LX Semicon Co. Ltd.	567	22,025
Mirae Asset Life Insurance Co. Ltd. *	5,257	29,150
Mirae Asset Securities Co. Ltd.	8,370	127,365
Netmarble Corp. ±	1,270	55,849
NH Investment & Securities Co. Ltd.	6,972	96,501
NICE Holdings Co. Ltd.	2,345	22,964
NongShim Co. Ltd.	135	41,518
OCI Co. Ltd.	450	17,223
OCI Holdings Co. Ltd.	995	62,691
Orion Holdings Corp.	2,572	37,213
Otoki Corp.	131	38,328
Pan Ocean Co. Ltd.	22,750	62,589
Paradise Co. Ltd.	1,846	27,761
Partron Co. Ltd.	1,897	8,721
Poongsan Corp.	311	27,641
POSCO Holdings, Inc.	854	167,994
POSCO Holdings, Inc., ADR	9,207	453,076
S-Oil Corp. *	2,562	113,944
Samsung C&T Corp.	3,438	452,339
Samsung Card Co. Ltd.	2,083	77,646
Samsung Electronics Co. Ltd.	17,972	1,074,695
Samsung Electronics Co. Ltd., GDR	3,591	5,364,954
Samsung Life Insurance Co. Ltd.	1,326	148,000
Samsung SDI Co. Ltd.	2,756	402,680
Samsung Securities Co. Ltd.	2,235	114,215
SeAH Steel Holdings Corp.	136	15,383
Sebang Global Battery Co. Ltd.	697	31,694
SGC Energy Co. Ltd.	395	6,461
Shinhan Financial Group Co. Ltd.	17,905	903,513
Shinhan Financial Group Co. Ltd., ADR @	3,628	182,742
Shinsegae, Inc.	629	83,879
SK Chemicals Co. Ltd.	314	12,958
SK Discovery Co. Ltd.	867	33,307
SK Gas Ltd.	175	28,875
SK Innovation Co. Ltd.	2,567	183,873
SK Networks Co. Ltd.	12,838	40,626
SK, Inc.	1,745	261,181
SL Corp.	1,820	43,974
SNT Motiv Co. Ltd.	1,079	26,416
Songwon Industrial Co. Ltd.	1,925	13,528
Sungwoo Hitech Co. Ltd.	3,959	15,435
Unid Co. Ltd.	167	8,344
Woori Financial Group, Inc.	45,228	836,511
Youngone Corp.	1,446	66,887
Youngone Holdings Co. Ltd.	553	54,667
Zinus, Inc.	1,223	13,764
		24,179,616
Kuwait — 0.0%
Agility Global PLC	243,775	73,005
Malaysia — 1.4%
Aeon Co. M Bhd.	29,400	9,082
AEON Credit Service M Bhd.	8,100	10,643
AFFIN Bank Bhd. *	47,901	26,520
Alliance Bank Malaysia Bhd.	81,811	84,950
AMMB Holdings Bhd.	191,687	257,344
Axiata Group Bhd.	226,300	144,109
Bank Islam Malaysia Bhd.	68,600	37,328
Batu Kawan Bhd.	16,500	73,786
Berjaya Corp. Bhd. *	166,400	10,676

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Malaysia (Continued)
Bumi Armada Bhd.	264,700	$22,014
CIMB Group Holdings Bhd.	131,573	229,475
Dayang Enterprise Holdings Bhd.	27,900	10,607
Dialog Group Bhd.	37,200	16,706
Eastern & Oriental Bhd.	118,100	22,309
Eco World Development Group Bhd.	67,900	35,334
Genting Bhd.	179,200	124,335
Genting Malaysia Bhd.	258,200	128,839
Genting Plantations Bhd.	23,600	27,197
HAP Seng Consolidated Bhd.	14,800	9,776
Hartalega Holdings Bhd.	69,700	19,377
Hibiscus Petroleum Bhd.	56,080	20,388
Hong Leong Bank Bhd.	11,500	56,072
Hong Leong Financial Group Bhd.	17,621	72,100
IJM Corp. Bhd.	181,760	121,792
IOI Properties Group Bhd.	75,850	37,668
Kossan Rubber Industries Bhd.	73,800	20,692
Magnum Bhd.	86,961	28,102
Mah Sing Group Bhd.	125,685	33,150
Malayan Cement Bhd.	14,900	24,889
Malaysian Resources Corp. Bhd.	142,600	17,789
Matrix Concepts Holdings Bhd.	96,300	32,264
MBM Resources Bhd.	12,500	15,386
MBSB Bhd.	205,001	35,803
Mega First Corp. Bhd.	37,600	33,950
MISC Bhd.	94,320	163,606
MKH Bhd.	36,950	9,482
MKH Oil Palm East Kalimantan Bhd.	5,278	790
Oriental Holdings Bhd.	25,760	41,990
OSK Holdings Bhd.	111,682	36,356
Petronas Chemicals Group Bhd.	133,400	134,082
PPB Group Bhd.	37,500	90,888
RHB Bank Bhd.	145,390	228,009
Sarawak Oil Palms Bhd.	30,750	23,966
Scientex Bhd.	27,300	23,418
Sime Darby Bhd.	293,600	159,061
Sime Darby Property Bhd.	308,000	107,582
SP Setia Bhd. Group	143,480	35,116
Ta Ann Holdings Bhd.	12,260	12,090
Top Glove Corp. Bhd. *	291,800	40,215
TSH Resources Bhd.	43,000	11,648
UEM Sunrise Bhd.	100,300	18,113
UOA Development Bhd.	20,387	8,817
WCT Holdings Bhd. *	52,300	10,190
Yinson Holdings Bhd.	54,899	31,568
YTL Corp. Bhd.	81,160	53,612
		3,091,051
Mexico — 2.0%
Alfa SAB de CV, Class A	221,384	177,581
Banco del Bajio SA ±	37,942	95,655
Cemex SAB de CV	685,631	616,239
Cemex SAB de CV, ADR	12,231	109,957
Controladora Alpek SAB de CV *	221,384	36,387
Controladora AXTEL SAB DE CV *	260,453	13,084
Corp. Actinver SAB de CV	15,700	16,614
El Puerto de Liverpool SAB de CV, Class C1	7,251	36,474
Fomento Economico Mexicano SAB de CV	19,101	188,209
Genomma Lab Internacional SAB de CV, Class B	65,230	68,459
Grupo Bimbo SAB de CV, Series A	9,137	32,460
Grupo Carso SAB de CV, Series A1	10,719	77,313

	SHARES	VALUE†
Grupo Financiero Banorte SAB de CV, Class O	75,782	$761,110
Grupo Financiero Inbursa SAB de CV, Class O	82,787	228,513
Grupo Mexico SAB de CV, Series B	90,831	790,391
Grupo Traxion SAB de CV *±	22,512	17,898
Industrias CH SAB de CV, Series B *	23,916	223,313
La Comer SAB de CV	19,443	44,898
Megacable Holdings SAB de CV	59,163	192,283
Nemak SAB de CV *±	174,679	40,824
Orbia Advance Corp. SAB de CV	51,451	49,980
Organizacion Soriana SAB de CV, Class B *	50,240	68,583
Promotora y Operadora de Infraestructura SAB de CV	9,454	129,409
Promotora y Operadora de Infraestructura SAB de CV, Class L	1,600	16,598
Regional SAB de CV	18,632	167,300
		4,199,532
Philippines — 0.5%
ACEN Corp.	510,437	20,610
Alliance Global Group, Inc.	253,300	33,077
Ayala Corp.	12,590	104,441
Ayala Land, Inc.	354,500	148,317
China Banking Corp.	60,526	64,478
DMCI Holdings, Inc.	157,300	30,541
First Philippine Holdings Corp.	26,510	33,707
GT Capital Holdings, Inc.	7,512	74,281
JG Summit Holdings, Inc.	225,183	88,990
LT Group, Inc.	132,300	34,644
Megaworld Corp.	1,004,700	34,353
Metropolitan Bank & Trust Co.	133,237	155,672
Puregold Price Club, Inc.	86,900	62,711
Rizal Commercial Banking Corp.	47,790	20,980
Robinsons Land Corp.	76,255	19,549
San Miguel Corp.	41,650	41,507
Security Bank Corp.	30,510	37,430
Top Frontier Investment Holdings, Inc. *	4,630	4,610
Union Bank of the Philippines	66,330	34,191
Universal Robina Corp.	25,650	31,247
		1,075,336
Poland — 1.3%
AB SA	845	22,551
Alior Bank SA	8,426	237,852
Asseco Poland SA	3,450	190,219
Bank Handlowy w Warszawie SA	2,000	57,337
Bank Polska Kasa Opieki SA	653	31,386
BNPP Bank Polska SA	811	23,094
Cyfrowy Polsat SA *	16,441	62,966
Echo Investment SA *	1,732	2,669
Enea SA	30,606	148,708
Inter Cars SA	220	33,896
KGHM Polska Miedz SA *	11,727	516,231
Mirbud SA	5,445	20,733
ORLEN SA	38,019	905,013
PGE Polska Grupa Energetyczna SA *	88,838	262,507
Tauron Polska Energia SA *	125,505	314,086
		2,829,248
Russia — 0.0%
Gazprom PJSC, ADR *§	162,760	—
Lukoil PJSC, ADR *§	15,271	—
RusHydro PJSC, ADR *§	61,905	—

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Russia (Continued)
VTB Bank PJSC, GDR *§	92,145	$—
		—
Singapore — 0.0%
China XLX Fertiliser Ltd.	44,000	44,837
South Africa — 3.4%
Absa Group Ltd.	55,314	580,012
AECI Ltd.	8,481	47,704
African Rainbow Minerals Ltd. @	3,656	39,272
Altron Ltd., Class A	18,636	19,694
Aspen Pharmacare Holdings Ltd. @*	16,981	95,259
Astral Foods Ltd.	2,628	31,236
Barloworld Ltd.	18,289	124,962
Bidvest Group Ltd. @	4,717	57,855
DataTec Ltd.	25,170	87,534
Exxaro Resources Ltd. @	16,672	173,941
Foschini Group Ltd. (The)	32,332	204,270
Grindrod Ltd.	52,062	45,309
Impala Platinum Holdings Ltd.	48,461	618,881
Investec Ltd.	5,506	40,847
KAP Ltd. *	176,418	16,855
Kumba Iron Ore Ltd.	2,189	41,175
Lewis Group Ltd.	3,337	14,061
Life Healthcare Group Holdings Ltd.	60,968	40,916
Momentum Group Ltd.	65,482	124,329
Motus Holdings Ltd. @	16,747	100,850
MTN Group Ltd.	105,902	889,160
Naspers Ltd., Class N	1,718	622,208
Nedbank Group Ltd.	27,090	334,900
Netcare Ltd.	99,919	82,157
Northam Platinum Holdings Ltd.	7,305	118,860
Oceana Group Ltd.	10,541	30,213
Old Mutual Ltd.	382,492	295,673
Omnia Holdings Ltd.	16,030	66,440
Pepkor Holdings Ltd. ±	170,124	239,474
Pick n Pay Stores Ltd. *	23,653	34,774
PPC Ltd.	93,872	29,352
Raubex Group Ltd.	16,897	41,680
Reunert Ltd.	12,692	39,553
Sanlam Ltd.	13,661	66,122
Sappi Ltd.	59,313	79,405
Sasol Ltd. *	33,052	205,661
Sibanye Stillwater Ltd. *	82,691	236,007
Southern Sun Ltd.	54,046	26,757
Standard Bank Group Ltd.	78,855	1,079,359
Super Group Ltd.	29,786	21,921
Telkom SA SOC Ltd.	28,405	84,162
Thungela Resources Ltd.	6,203	31,432
Valterra Platinum Ltd.	2,077	148,573
Zeda Ltd.	20,449	14,884
		7,323,689
Taiwan — 21.0%
91APP, Inc.	8,000	20,815
AcBel Polytech, Inc.	51,000	50,953
Acer, Inc.	165,884	168,453
Acter Group Corp. Ltd.	1,000	25,428
Actron Technology Corp.	3,000	13,436
ADATA Technology Co. Ltd.	20,450	105,343
Advanced International Multitech Co. Ltd.	8,000	15,749

	SHARES	VALUE†
Advanced Power Electronics Corp.	1,000	$3,101
Advanced Wireless Semiconductor Co.	8,000	30,186
Advancetek Enterprise Co. Ltd.	13,000	18,000
Allied Supreme Corp.	3,000	29,333
Alltek Technology Corp.	10,000	10,270
Alltop Technology Co. Ltd.	3,000	24,756
Alpha Networks, Inc.	11,000	10,503
Altek Corp.	14,014	23,910
Ambassador Hotel (The)	14,000	19,775
AMPOC Far-East Co. Ltd.	8,864	31,119
AmTRAN Technology Co. Ltd. <>	64,775	28,373
Apex International Co. Ltd. *	20,286	17,871
Arcadyan Technology Corp.	11,000	79,221
Ardentec Corp.	39,092	109,024
Argosy Research, Inc.	3,000	17,176
ASE Technology Holding Co. Ltd.	233,000	1,253,757
Asia Cement Corp.	134,269	168,068
Asia Optical Co., Inc.	11,000	57,205
ASMedia Technology, Inc.	1,000	48,560
ASROCK, Inc.	2,000	18,341
Asustek Computer, Inc.	36,000	792,572
Aten International Co. Ltd.	5,000	10,352
AUO Corp.	454,400	203,509
Axiomtek Co. Ltd.	8,000	21,025
Bank of Kaohsiung Co. Ltd.	66,544	26,091
BenQ Materials Corp.	15,000	11,812
BES Engineering Corp. *	91,000	31,649
Bioteque Corp.	3,000	11,763
Bizlink Holding, Inc.	8,108	274,009
Brighton-Best International Taiwan, Inc.	17,000	18,713
Capital Securities Corp.	152,437	123,288
Castles Technology Co. Ltd.	4,200	10,542
Catcher Technology Co. Ltd.	30,000	179,638
Cathay Financial Holding Co. Ltd.	471,170	1,014,133
Cathay Real Estate Development Co. Ltd.	70,000	53,744
Cenra, Inc.	9,500	10,458
Center Laboratories, Inc. *	12,000	15,296
Century Iron & Steel Industrial Co. Ltd.	6,000	34,451
Chailease Holding Co. Ltd.	105,603	386,336
Chang Hwa Commercial Bank Ltd.	332,606	214,440
Chang Wah Electromaterials, Inc.	20,000	26,150
Chang Wah Technology Co. Ltd.	11,000	12,415
Channel Well Technology Co. Ltd.	13,000	34,379
Charoen Pokphand Enterprise	12,000	55,319
CHC Healthcare Group	7,000	11,059
Cheng Loong Corp.	82,000	47,083
Cheng Shin Rubber Industry Co. Ltd.	131,000	161,827
Cheng Uei Precision Industry Co. Ltd.	34,543	53,665
Chia Hsin Cement Corp.	22,440	10,087
Chicony Electronics Co. Ltd.	30,000	135,836
Chicony Power Technology Co. Ltd.	6,000	19,647
Chin-Poon Industrial Co. Ltd.	36,000	41,223
China Airlines Ltd.	278,111	190,256
China Bills Finance Corp.	89,000	47,452
China Man-Made Fiber Corp. *	72,018	15,359
China Metal Products	31,000	27,717
China Motor Corp.	22,478	46,906
China Steel Chemical Corp.	8,000	21,471
China Steel Corp.	536,800	341,686
Chipbond Technology Corp.	42,000	76,344
ChipMOS Technologies, Inc.	28,897	27,970

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
ChipMOS Technologies, Inc., ADR	328	$6,284
Chong Hong Construction Co. Ltd.	12,000	30,041
Chun Yuan Steel Industry Co. Ltd.	30,000	20,228
Chung-Hsin Electric & Machinery Manufacturing Corp.	20,000	102,041
Chunghwa Precision Test Tech Co. Ltd.	1,000	63,160
Cleanaway Co. Ltd.	6,000	39,766
Clevo Co.	28,000	38,172
CMC Magnetics Corp.	31,979	9,443
Co-Tech Development Corp.	6,000	45,672
Compal Electronics, Inc.	288,000	306,162
Compeq Manufacturing Co. Ltd.	96,000	231,196
Concord Securities Co. Ltd.	42,735	18,438
Continental Holdings Corp.	42,000	31,350
Coretronic Corp.	15,800	56,766
CTBC Financial Holding Co. Ltd.	518,280	729,517
CTCI Corp.	36,306	37,702
CyberPower Systems, Inc.	2,000	13,715
D-Link Corp.	15,640	8,955
DA CIN Construction Co. Ltd.	21,200	41,387
Da-Li Development Co. Ltd.	14,376	23,183
Darfon Electronics Corp.	17,000	20,582
Depo Auto Parts Ind Co. Ltd.	8,000	34,648
Dimerco Express Corp.	8,000	20,815
Dynamic Holding Co. Ltd.	21,000	61,599
E Ink Holdings, Inc.	35,000	276,183
E.Sun Financial Holding Co. Ltd.	114,131	124,886
Eclat Textile Co. Ltd.	7,000	100,712
ECOVE Environment Corp.	2,000	18,669
Edom Technology Co. Ltd. *	10,000	13,206
Elan Microelectronics Corp.	13,000	55,450
Elitegroup Computer Systems Co. Ltd.	35,877	25,544
Ennoconn Corp.	6,116	59,097
Ennostar, Inc.	44,414	57,197
EnTie Commercial Bank Co. Ltd.	68,000	29,339
Eternal Materials Co. Ltd.	42,300	56,418
Eurocharm Holdings Co. Ltd.	3,000	10,926
Eva Airways Corp.	241,478	301,867
Evergreen Aviation Technologies Corp.	11,000	58,468
Evergreen International Storage & Transport Corp. <>	54,000	62,012
Evergreen Marine Corp. Taiwan Ltd.	74,583	438,033
EVERGREEN Steel Corp.	13,000	41,246
Everlight Chemical Industrial Corp.	56,000	35,462
Everlight Electronics Co. Ltd.	32,000	67,091
Excelsior Medical Co. Ltd.	13,369	37,636
Far Eastern Department Stores Ltd.	85,220	62,773
Far Eastern International Bank	161,146	65,827
Far Eastern New Century Corp.	199,338	181,823
Far EasTone Telecommunications Co. Ltd.	99,000	287,145
Farglory Land Development Co. Ltd.	26,721	54,357
Feng Hsin Steel Co. Ltd.	17,000	36,423
Feng TAY Enterprise Co. Ltd.	16,000	64,571
First Financial Holding Co. Ltd.	610,444	597,866
First Steamship Co. Ltd. *	58,240	10,988
FIT Holding Co. Ltd.	9,000	10,380
Fitipower Integrated Technology, Inc.	5,600	31,419
Flytech Technology Co. Ltd.	5,000	17,226
FocalTech Systems Co. Ltd.	8,000	17,481
Forcecon Tech Co. Ltd.	5,913	20,759
Formosa Advanced Technologies Co. Ltd.	20,000	20,835
Formosa Chemicals & Fibre Corp.	176,000	171,796
Formosa Laboratories, Inc.	5,000	10,713

	SHARES	VALUE†
Formosa Petrochemical Corp.	61,000	$81,259
Formosa Plastics Corp.	183,000	231,467
Formosa Sumco Technology Corp.	5,000	16,651
Formosa Taffeta Co. Ltd.	49,000	24,437
Formosan Union Chemical Corp.	48,179	25,925
Foxconn Technology Co. Ltd.	46,127	106,396
Foxsemicon Integrated Technology, Inc.	4,000	39,570
FSP Technology, Inc.	8,000	14,174
Fu Hua Innovation Co. Ltd.	27,714	18,141
Fubon Financial Holding Co. Ltd.	530,823	1,537,885
Fulltech Fiber Glass Corp. *	14,717	31,773
Fusheng Precision Co. Ltd.	5,000	42,818
G Shank Enterprise Co. Ltd.	10,589	36,480
Gamania Digital Entertainment Co. Ltd.	13,000	26,147
Gemtek Technology Corp.	47,000	38,707
General Interface Solution GIS Holding Ltd. *	18,000	37,030
Genius Electronic Optical Co. Ltd.	4,000	56,172
Getac Holdings Corp.	21,000	107,143
GFC Ltd.	3,000	13,042
Giant Manufacturing Co. Ltd.	20,000	62,274
Gigabyte Technology Co. Ltd.	18,000	176,586
Global Brands Manufacture Ltd.	21,888	86,179
Global Mixed Mode Technology, Inc.	3,000	22,984
Global PMX Co. Ltd.	2,000	8,760
Globalwafers Co. Ltd.	15,000	229,592
Gloria Material Technology Corp.	34,392	40,397
Goldsun Building Materials Co. Ltd.	82,973	98,959
Grape King Bio Ltd.	10,000	42,654
Great Wall Enterprise Co. Ltd.	44,330	75,343
Greatek Electronics, Inc.	16,000	33,126
Group Up Industrial Co. Ltd.	2,000	16,635
Gudeng Precision Industrial Co. Ltd.	1,000	11,303
Hannstar Board Corp.	23,814	71,494
HannStar Display Corp. *	35,000	9,359
HannsTouch Holdings Co. *	32,279	7,117
Hey Song Corp.	18,750	23,470
Highwealth Construction Corp.	98,135	129,599
Hiwin Technologies Corp.	19,000	134,343
Ho Tung Chemical Corp.	63,688	16,592
Holy Stone Enterprise Co. Ltd.	10,500	33,418
Hon Hai Precision Industry Co. Ltd.	654,068	4,635,432
Hong Pu Real Estate Development Co. Ltd.	20,000	18,111
Hong TAI Electric Industrial	32,000	40,265
Hota Industrial Manufacturing Co. Ltd.	13,000	26,957
Hotai Finance Co. Ltd.	14,000	31,695
Hotai Motor Co. Ltd.	13,000	252,937
Hsin Kuang Steel Co. Ltd.	13,000	18,000
Hu Lane Associate, Inc.	4,305	18,009
Hua Nan Financial Holdings Co. Ltd.	318,453	309,279
Hua Yu Lien Development Co. Ltd.	3,904	9,274
Huaku Development Co. Ltd.	18,585	58,478
Huang Hsiang Construction Corp.	9,015	12,674
Hung Sheng Construction Ltd.	13,688	9,678
I-Sheng Electric Wire & Cable Co. Ltd.	9,000	14,100
IBF Financial Holdings Co. Ltd.	132,503	66,951
Ichia Technologies, Inc.	11,000	18,768
IEI Integration Corp.	8,000	17,429
Innodisk Corp.	2,039	22,044
Innolux Corp.	405,645	191,656
Inpaq Technology Co. Ltd.	9,000	21,940
Inventec Corp.	179,282	269,117
ITE Technology, Inc.	6,000	26,281
ITEQ Corp.	15,000	52,169
JPC connectivity, Inc.	5,000	26,495

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
Kedge Construction Co. Ltd.	4,324	$12,442
Kenda Rubber Industrial Co. Ltd.	34,650	23,079
Kerry TJ Logistics Co. Ltd.	9,000	10,143
KGI Financial Holding Co. Ltd.	1,124,694	551,682
Kindom Development Co. Ltd.	27,720	32,742
King Yuan Electronics Co. Ltd.	58,100	312,632
King's Town Bank Co. Ltd. *<>	90,000	170,348
Kinpo Electronics	111,000	70,836
Kinsus Interconnect Technology Corp.	28,000	98,760
KS Terminals, Inc.	6,000	10,296
Kung Long Batteries Industrial Co. Ltd.	8,000	33,860
Kuo Toong International Co. Ltd.	16,000	26,721
Kuo Yang Construction Co. Ltd. *	14,000	8,728
Kwong Lung Enterprise Co. Ltd.	12,000	19,667
L&K Engineering Co. Ltd.	7,397	87,129
Lanner Electronics, Inc.	6,000	15,749
Largan Precision Co. Ltd.	7,000	539,734
Lealea Enterprise Co. Ltd. *	83,200	17,799
Lelon Electronics Corp.	10,000	28,545
Li Peng Enterprise Co. Ltd. *	41,000	7,735
Lien Hwa Industrial Holdings Corp.	56,666	90,545
Lion Travel Service Co. Ltd.	3,000	15,601
Lite-On Technology Corp.	127,874	723,744
Longchen Paper & Packaging Co. Ltd. *	92,459	30,336
Lotes Co. Ltd.	4,000	202,769
Lotus Pharmaceutical Co. Ltd.	10,000	85,143
Lumax International Corp. Ltd.	4,000	13,518
Lung Yen Life Service Corp. *	16,000	29,188
Macronix International Co. Ltd. *	72,171	59,318
Makalot Industrial Co. Ltd.	9,000	85,636
Marketech International Corp.	5,000	40,111
MediaTek, Inc.	3,000	129,438
Mega Financial Holding Co. Ltd.	324,287	452,201
Mercuries & Associates Holding Ltd.	19,184	7,616
Mercuries Life Insurance Co. Ltd. *	81,475	15,638
Merida Industry Co. Ltd.	15,000	49,954
Merry Electronics Co. Ltd.	15,226	50,707
Micro-Star International Co. Ltd.	42,000	159,853
Mitac Holdings Corp.	53,500	153,945
MOSA Industrial Corp. *	9,616	6,058
Motech Industries, Inc.	17,000	9,733
Nak Sealing Technologies Corp.	3,000	10,926
Namchow Holdings Co. Ltd.	7,000	9,107
Nan Kang Rubber Tire Co. Ltd.	12,321	15,382
Nan Pao Resins Chemical Co. Ltd.	2,000	25,789
Nan Ya Plastics Corp.	202,000	261,464
Nan Ya Printed Circuit Board Corp.	15,000	111,228
Nantex Industry Co. Ltd.	10,000	7,727
Nanya Technology Corp. *	64,000	153,291
Nichidenbo Corp.	6,000	14,843
Nien Made Enterprise Co. Ltd.	2,000	27,856
North-Star International Co. Ltd.	12,000	15,277
Novatek Microelectronics Corp.	8,000	111,950
Nuvoton Technology Corp.	9,000	18,604
O-Bank Co. Ltd.	91,943	27,271
Ocean Plastics Co. Ltd.	9,000	10,675
Orient Semiconductor Electronics Ltd.	30,485	46,961
Oriental Union Chemical Corp. *	57,000	23,003
Pan German Universal Motors Ltd.	2,000	19,752

	SHARES	VALUE†
Pan Jit International, Inc.	24,600	$57,145
Pan-International Industrial Corp.	34,380	61,252
Parade Technologies Ltd.	5,000	121,563
PChome Online, Inc. *	408	428
Pegatron Corp.	139,249	323,474
Pegavision Corp.	2,000	20,966
Phison Electronics Corp.	9,000	208,478
Pixart Imaging, Inc.	8,000	63,652
Pou Chen Corp.	137,133	129,808
Powerchip Semiconductor Manufacturing Corp. *	65,000	54,170
Powertech Technology, Inc.	49,000	234,727
President Securities Corp.	95,299	73,011
Primax Electronics Ltd.	25,000	64,473
Prince Housing & Development Corp.	77,970	23,382
Promate Electronic Co. Ltd.	9,599	15,448
Qisda Corp. <>	129,400	128,007
Quanta Storage, Inc.	13,000	48,838
Radiant Opto-Electronics Corp.	27,000	127,124
Radium Life Tech Co. Ltd.	41,409	15,081
Raydium Semiconductor Corp.	4,000	36,485
Rechi Precision Co. Ltd.	30,000	24,116
Rich Development Co. Ltd.	20,577	5,583
Ritek Corp. *	29,000	9,800
Ruentex Development Co. Ltd.	67,600	65,653
Ruentex Industries Ltd.	22,891	39,356
Run Long Construction Co. Ltd.	34,000	32,017
Sakura Development Co. Ltd.	8,400	13,381
Sampo Corp.	31,600	25,868
San Fang Chemical Industry Co. Ltd.	13,000	12,860
Sanyang Motor Co. Ltd.	41,573	84,843
ScinoPharm Taiwan Ltd.	14,000	8,705
SDI Corp.	10,000	26,412
Sercomm Corp.	18,000	59,650
Sesoda Corp.	17,193	17,290
Shanghai Commercial & Savings Bank Ltd. (The)	188,618	260,233
Shih Wei Navigation Co. Ltd. *	17,554	9,935
Shihlin Electric & Engineering Corp.	11,000	65,687
Shin Ruenn Development Co. Ltd.	5,650	11,772
Shin Zu Shing Co. Ltd.	9,064	77,323
Shinkong Insurance Co. Ltd.	11,000	43,490
Shinkong Synthetic Fibers Corp.	108,151	50,211
Shinkong Textile Co. Ltd.	4,000	7,415
Shiny Chemical Industrial Co. Ltd.	3,000	13,288
Sigurd Microelectronics Corp.	42,694	127,474
Simplo Technology Co. Ltd.	9,000	109,259
Sinbon Electronics Co. Ltd.	11,000	83,011
Sincere Navigation Corp.	27,810	21,078
Sino-American Silicon Products, Inc.	33,000	125,599
Sinon Corp.	37,000	53,719
SinoPac Financial Holdings Co. Ltd.	627,858	515,009
Sinyi Realty, Inc.	11,000	8,680
Sitronix Technology Corp.	9,000	64,079
Soft-World International Corp.	4,000	14,305
Solar Applied Materials Technology Corp.	18,000	36,794
Sporton International, Inc.	4,000	23,492
Sports Gear Co. Ltd.	4,000	13,387
St. Shine Optical Co. Ltd.	5,000	22,803
Standard Chemical & Pharmaceutical Co. Ltd.	5,000	9,302

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
Standard Foods Corp.	31,000	$30,717
Starlux Airlines Co. Ltd. *	14,000	11,346
Sunny Friend Environmental Technology Co. Ltd.	4,000	10,276
Sunonwealth Electric Machine Industry Co. Ltd.	12,000	49,806
Sunplus Technology Co. Ltd. *	12,000	9,154
Sunrex Technology Corp.	6,000	8,121
Superalloy Industrial Co. Ltd.	12,000	19,017
Supreme Electronics Co. Ltd.	40,000	58,403
Swancor Holding Co. Ltd.	5,000	21,737
Syncmold Enterprise Corp.	5,000	11,451
Synmosa Biopharma Corp.	17,986	20,212
Synnex Technology International Corp.	77,300	160,291
Systex Corp.	9,000	35,731
T3EX Global Holdings Corp.	4,000	9,187
TA Chen Stainless Pipe	110,317	139,353
Ta Ya Electric Wire & Cable	47,958	63,256
TA-I Technology Co. Ltd.	6,000	10,335
TAI-TECH Advanced Electronics Co. Ltd.	3,000	12,796
Taichung Commercial Bank Co. Ltd.	281,071	209,342
TaiDoc Technology Corp.	7,000	28,020
Taiflex Scientific Co. Ltd.	26,923	54,150
Tainan Spinning Co. Ltd.	21,427	9,456
Taiwan Business Bank	453,954	234,588
Taiwan Cogeneration Corp.	27,000	42,212
Taiwan Cooperative Financial Holding Co. Ltd.	350,093	283,148
Taiwan Fertilizer Co. Ltd.	48,000	77,485
Taiwan Fire & Marine Insurance Co. Ltd.	12,000	14,765
Taiwan FU Hsing Industrial Co. Ltd. <>	21,000	30,868
Taiwan Glass Industry Corp. *	81,321	73,108
Taiwan Hon Chuan Enterprise Co. Ltd.	26,612	111,327
Taiwan Mobile Co. Ltd.	90,000	321,871
Taiwan Navigation Co. Ltd.	22,000	19,778
Taiwan Paiho Ltd.	12,000	21,301
Taiwan PCB Techvest Co. Ltd.	28,000	32,017
Taiwan Sakura Corp.	6,000	16,851
Taiwan Sanyo Electric Co. Ltd.	10,000	12,222
Taiwan Secom Co. Ltd.	7,000	25,609
Taiwan Semiconductor Co. Ltd.	10,000	18,046
Taiwan Shin Kong Security Co. Ltd.	19,100	25,600
Taiwan Surface Mounting Technology Corp.	21,518	73,779
Taiwan Union Technology Corp.	11,000	113,508
Tatung Co. Ltd.	98,800	125,615
TCC Group Holdings Co. Ltd.	380,971	299,997
TCI Co. Ltd.	5,000	19,276
Teco Electric & Machinery Co. Ltd.	65,000	202,818
Test Research, Inc.	11,000	64,424
Thinking Electronic Industrial Co. Ltd.	4,000	22,442
Thye Ming Industrial Co. Ltd.	8,000	14,830
Ton Yi Industrial Corp.	82,000	48,159
Tong Hsing Electronic Industries Ltd.	12,870	48,984
Tong Yang Industry Co. Ltd.	29,921	91,693
Topco Scientific Co. Ltd.	8,115	83,605
Topkey Corp.	3,000	18,997
TPK Holding Co. Ltd.	34,000	44,009
Transcend Information, Inc.	10,000	36,092
Tripod Technology Corp.	29,000	285,928
TS Financial Holding Co. Ltd.	1,301,036	768,379
TSRC Corp.	26,000	13,820
TTY Biopharm Co. Ltd.	17,000	43,674

	SHARES	VALUE†
Tung Ho Steel Enterprise Corp.	47,290	$94,183
TXC Corp.	16,000	47,720
TYC Brother Industrial Co. Ltd.	21,000	28,973
U-Ming Marine Transport Corp.	27,000	50,584
Uni-President Enterprises Corp.	284,000	730,547
Unimicron Technology Corp.	87,000	432,459
Union Bank of Taiwan	79,276	46,690
Unitech Printed Circuit Board Corp.	55,184	48,343
United Microelectronics Corp.	499,513	746,532
United Microelectronics Corp., ADR	56,252	426,390
United Orthopedic Corp.	7,000	28,250
United Renewable Energy Co. Ltd. *	24,000	5,418
Universal Cement Corp.	49,205	49,483
Vanguard International Semiconductor Corp.	47,576	159,221
Via Technologies, Inc.	8,000	14,594
Visco Vision, Inc.	2,000	13,420
VisEra Technologies Co. Ltd.	3,000	27,561
Vizionfocus, Inc.	2,000	11,746
Wafer Works Corp. *	35,503	35,470
Wah Lee Industrial Corp.	18,420	57,657
Walsin Lihwa Corp.	160,198	136,398
Walsin Technology Corp.	28,000	96,004
Wan Hai Lines Ltd.	58,000	141,394
Wei Chuan Foods Corp.	14,000	7,074
Weikeng Industrial Co. Ltd.	32,945	30,375
Win Semiconductors Corp.	25,000	76,202
Winbond Electronics Corp. *	222,378	248,441
Winstek Semiconductor Co. Ltd.	3,000	9,469
Wisdom Marine Lines Co. Ltd.	27,019	52,038
Wistron Corp.	174,431	804,106
Wiwynn Corp.	2,000	217,534
WNC Corp.	26,429	101,023
Wowprime Corp.	3,000	22,639
WPG Holdings Ltd.	95,400	206,901
WT Microelectronics Co. Ltd.	34,360	158,396
Xxentria Technology Materials Corp.	10,900	13,858
Yageo Corp.	115,800	645,909
Yang Ming Marine Transport Corp.	106,000	184,330
YC INOX Co. Ltd.	29,977	19,376
Yea Shin International Development Co. Ltd.	1,065	891
Yem Chio Co. Ltd.	23,119	10,733
YFY, Inc.	110,385	92,356
Yieh Phui Enterprise Co. Ltd. *	56,254	28,793
Youngtek Electronics Corp.	12,000	23,624
Yuanta Financial Holding Co. Ltd.	696,396	796,292
Yulon Finance Corp.	16,800	55,949
Yulon Motor Co. Ltd.	54,247	62,118
YungShin Global Holding Corp.	7,000	13,459
Zeng Hsing Industrial Co. Ltd.	2,148	6,371
Zero One Technology Co. Ltd.	9,000	36,469
Zhen Ding Technology Holding Ltd.	55,000	299,560
Zippy Technology Corp.	12,000	20,434
Zyxel Group Corp.	31,438	35,019
		44,625,118
Thailand — 1.3%
AP Thailand PCL	242,500	66,228
Asset World Corp. PCL	202,400	18,738
Bangchak Corp. PCL	73,300	69,556
Bangkok Bank PCL	56,300	258,871
Bangkok Bank PCL, NVDR	13,300	61,154
Bangkok Commercial Asset Management PCL	116,500	27,862

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Thailand (Continued)
Bangkok Life Assurance PCL, NVDR	26,800	$15,548
Banpu PCL	429,750	60,209
Berli Jucker PCL	64,800	40,994
BKI Holdings PCL, Class F	2,100	19,765
Charoen Pokphand Foods PCL	179,100	123,250
CP Axtra PCL	56,521	39,245
Energy Absolute PCL *	103,600	12,405
GFPT PCL	33,300	10,225
Hana Microelectronics PCL	30,500	21,460
Kasikornbank PCL, NVDR	27,100	140,079
Kiatnakin Phatra Bank PCL	21,900	39,705
Krung Thai Bank PCL	162,475	124,344
PTT Exploration & Production PCL	46,400	164,666
PTT Global Chemical PCL	123,028	94,535
PTT PCL	781,100	801,468
Quality Houses PCL	368,100	20,106
Regional Container Lines PCL	17,100	13,984
Sansiri PCL	1,106,700	49,862
Siam Cement PCL (The)	31,500	223,577
Sri Trang Agro-Industry PCL	57,200	22,241
Sri Trang Gloves Thailand PCL	50,900	11,466
Star Petroleum Refining PCL	80,000	11,801
Stecon Group PCL *	70,300	15,945
Supalai PCL	115,700	64,982
Thai Oil PCL	78,877	85,194
Thanachart Capital PCL	17,800	27,602
TMBThanachart Bank PCL	534,672	31,349
TPI Polene PCL	676,600	15,868
WHA Corp. PCL	253,200	27,816
		2,832,100
Turkey — 0.7%
Alarko Holding AS	8,981	17,777
Albaraka Turk Katilim Bankasi AS	137,184	27,287
Aygaz AS	2,629	11,534
Dogan Sirketler Grubu Holding AS	84,330	34,744
Dogus Otomotiv Servis ve Ticaret AS	5,901	24,965
Enka Insaat ve Sanayi AS	52,886	89,548
Eregli Demir ve Celik Fabrikalari TAS	123,498	87,328
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D *	72,396	49,451
KOC Holding AS	47,064	195,717
Petkim Petrokimya Holding AS *	66,430	28,903
Sekerbank Turk AS	183,608	29,809
Turk Hava Yollari AO	44,707	338,712
Turk Telekomunikasyon AS *	40,171	49,082
Turkcell Iletisim Hizmetleri AS	82,156	193,350
Turkiye Petrol Rafinerileri AS	53,319	239,169
Turkiye Sinai Kalkinma Bankasi AS *	37,637	12,094
Turkiye Sise ve Cam Fabrikalari AS	63,955	57,406
		1,486,876
United Arab Emirates — 1.5%
Abu Dhabi Commercial Bank PJSC	64,771	257,105
Abu Dhabi National Hotels	397,983	47,892
Abu Dhabi Ports Co. PJSC *	54,207	55,047
ADNOC Logistics & Services	23,278	36,631
Agthia Group PJSC	11,305	11,850
Ajman Bank PJSC	74,597	29,042
Amanat Holdings PJSC	45,835	14,226

	SHARES	VALUE†
Bank of Sharjah *	40,477	$15,428
Dana Gas PJSC	486,882	100,742
Deyaar Development PJSC	130,763	35,565
Dubai Investments PJSC	167,588	137,792
Emaar Properties PJSC	315,614	1,121,347
Emirates NBD Bank PJSC	115,027	760,991
EMSTEEL Building Materials PJSC *	112,430	35,507
First Abu Dhabi Bank PJSC	53,799	229,078
Ghitha Holding PJSC *	1,680	12,285
Modon Holding PSC *	121,014	114,983
Multiply Group PJSC *	133,955	106,127
National Central Cooling Co. PJSC	13,972	10,917
RAK Properties PJSC *	93,395	37,632
Ras Al Khaimah Ceramics PJSC	45,645	30,073
Sharjah Islamic Bank	57,449	44,107
		3,244,367
United States — 0.1%
GCC SAB de CV	9,763	92,397
JBS NV, BDR *	1,446	21,624
		114,021
TOTAL COMMON STOCKS (Identified Cost $158,281,260)		213,236,963
PREFERRED STOCKS — 0.8%
Brazil — 0.8%
Banco ABC Brasil SA, 8.370%	9,087	39,696
Banco Bradesco SA, 8.713%	100,741	334,841
Banco do Estado do Rio Grande do Sul SA, 10.386%	14,808	33,248
Petroleo Brasileiro SA - Petrobras, 9.585%	195,991	1,158,510
Raizen SA, 0.982% *	74,020	14,186
Randon SA Implementos e Participacoes, 4.165%	9,200	10,631
		1,591,112
Colombia — 0.0%
Grupo Argos SA, 5.757%	3,541	10,387
Grupo de Inversiones Suramericana SA, 4.085%	4,895	44,324
		54,711
Taiwan — 0.0%
TS Financial Holding Co. Ltd. *	26,073	7,905
TOTAL PREFERRED STOCKS (Identified Cost $926,336)		1,653,728
RIGHTS AND WARRANTS — 0.0%
Hong Kong — 0.0%
Sihuan Pharmaceutical Holdings Group Ltd. *<>	35	—
TOTAL RIGHTS AND WARRANTS (Identified Cost $0)		—
SHORT-TERM INVESTMENTS — 0.5%
Investment Company — 0.2%
State Street Institutional U.S. Government Money Market Fund 3.840%	398,835	398,835
Collateral For Securities On Loan — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio 4.180%	564,930	564,930

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2025 (Unaudited) (Continued)

VALUE†
SHORT-TERM INVESTMENTS (Continued)
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $963,765)	$963,765
Total Investments — 101.4%
(Identified Cost $160,171,361)	215,854,456
Liabilities in excess of Cash and Other Assets — (1.4%)	(2,938,648)
Net Assets — 100.0%	$212,915,808

†	See Note 1
*	Non-income producing security
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at September 30, 2025 amounted to $5,006,380 or 2.35% of the net assets of the Fund.
@	A portion or all of the security was held on loan. As of September 30, 2025, the fair value of the securities on loan was $7,171,392.
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
<>	Fair valued security. Security is valued using significant observable inputs other than quoted prices as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1

Key to abbreviations:

ADR — American Depository Receipt

BDR — Brazilian Depository Receipt

GDR — Global Depository Receipt

NVDR — Non-Voting Depository Receipt

The accompanying notes are an integral part of these portfolio of investments.

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2025 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.4%
Diversified REITs — 2.3%
Alexander & Baldwin, Inc.	6,370	$115,870
Alpine Income Property Trust, Inc.	1,013	14,354
American Assets Trust, Inc.	4,156	84,450
Broadstone Net Lease, Inc.	17,587	314,280
CTO Realty Growth, Inc.	2,292	37,360
Essential Properties Realty Trust, Inc.	19,181	570,826
Gladstone Commercial Corp.	3,518	43,342
Global Net Lease, Inc.	20,205	164,267
Modiv Industrial, Inc.	764	11,185
One Liberty Properties, Inc.	1,495	33,069
WP Carey, Inc.	20,388	1,377,617
		2,766,620
Diversified Telecommunication Services — 0.1%
Uniti Group, Inc.	12,284	75,178
Health Care REITs — 15.4%
Alexandria Real Estate Equities, Inc.	14,530	1,210,930
American Healthcare REIT, Inc.	11,765	494,248
CareTrust REIT, Inc.	19,103	662,492
Community Healthcare Trust, Inc.	2,728	41,738
Diversified Healthcare Trust	9,600	42,336
Global Medical REIT, Inc.	1,025	34,553
Healthcare Realty Trust, Inc.	31,194	562,428
Healthpeak Properties, Inc.	66,626	1,275,888
LTC Properties, Inc.	3,972	146,408
Medical Properties Trust, Inc. @	50,086	253,936
National Health Investors, Inc.	4,395	349,403
Omega Healthcare Investors, Inc.	24,829	1,048,280
Sabra Health Care REIT, Inc.	21,315	397,312
Sila Realty Trust, Inc.	2,653	66,590
Universal Health Realty Income Trust	1,361	53,310
Ventas, Inc.	43,260	3,027,767
Welltower, Inc.	48,735	8,681,653
		18,349,272
Hotel & Resort REITs — 2.3%
Apple Hospitality REIT, Inc.	19,108	229,487
Chatham Lodging Trust	5,496	36,878
DiamondRock Hospitality Co.	15,945	126,922
Host Hotels & Resorts, Inc.	66,789	1,136,749
Park Hotels & Resorts, Inc. @	17,492	193,811
Pebblebrook Hotel Trust	9,868	112,397
RLJ Lodging Trust @	10,992	79,142
Ryman Hospitality Properties, Inc.	5,706	511,201
Service Properties Trust	13,346	36,168
Summit Hotel Properties, Inc.	10,209	56,047
Sunstone Hotel Investors, Inc.	19,666	184,270
Xenia Hotels & Resorts, Inc.	9,259	127,034
		2,830,106
Industrial REITs — 10.1%
Americold Realty Trust, Inc.	26,726	327,126
EastGroup Properties, Inc.	5,113	865,426
First Industrial Realty Trust, Inc.	11,875	611,206
Industrial Logistics Properties Trust	5,224	30,456
Innovative Industrial Properties, Inc.	2,731	146,327
LXP Industrial Trust	28,188	252,565
Plymouth Industrial REIT, Inc.	4,195	93,674
Prologis, Inc.	66,353	7,598,746
Rexford Industrial Realty, Inc.	22,254	914,862
STAG Industrial, Inc.	18,420	650,042
Terreno Realty Corp.	9,837	558,250
		12,048,680

	SHARES	VALUE†
Office REITs — 3.8%
Brandywine Realty Trust	17,779	$74,139
BXP, Inc.	13,815	1,027,007
COPT Defense Properties	10,197	296,325
Cousins Properties, Inc.	15,828	458,062
Douglas Emmett, Inc.	15,452	240,588
Easterly Government Properties, Inc.	3,870	88,739
Empire State Realty Trust, Inc., Class A	11,500	88,090
Highwoods Properties, Inc.	9,799	311,804
Hudson Pacific Properties, Inc. *	22,166	61,178
JBG SMITH Properties @	6,335	140,954
Kilroy Realty Corp. @	9,917	418,993
NET Lease Office Properties	1,572	46,626
Paramount Group, Inc. *	16,302	106,615
Peakstone Realty Trust	1,614	21,176
Piedmont Realty Trust, Inc.	10,998	98,982
Postal Realty Trust, Inc., Class A	1,457	22,860
SL Green Realty Corp.	6,457	386,193
Vornado Realty Trust	15,278	619,217
		4,507,548
Residential REITs — 13.8%
American Homes 4 Rent, Class A	33,305	1,107,391
Apartment Investment & Management Co., Class A	13,399	106,254
AvalonBay Communities, Inc.	13,495	2,606,829
Bluerock Homes Trust, Inc.	412	4,936
BRT Apartments Corp.	400	6,264
Camden Property Trust	9,968	1,064,383
Centerspace	1,534	90,353
Clipper Realty, Inc. @	1,167	4,435
Elme Communities	7,318	123,381
Equity LifeStyle Properties, Inc.	16,556	1,004,949
Equity Residential	33,819	2,189,104
Essex Property Trust, Inc.	6,105	1,634,064
Independence Realty Trust, Inc.	21,679	355,319
Invitation Homes, Inc.	58,813	1,724,985
Mid-America Apartment Communities, Inc.	10,500	1,467,165
NexPoint Residential Trust, Inc.	2,313	74,525
Sun Communities, Inc.	11,720	1,511,880
UDR, Inc.	30,795	1,147,422
UMH Properties, Inc.	7,288	108,227
Veris Residential, Inc.	7,019	106,689
		16,438,555
Retail REITs — 16.7%
Acadia Realty Trust	11,503	231,785
Agree Realty Corp.	10,301	731,783
Alexander's, Inc.	303	71,051
Brixmor Property Group, Inc.	28,480	788,326
CBL & Associates Properties, Inc.	1,387	42,414
Curbline Properties Corp.	9,588	213,812
Federal Realty Investment Trust	7,572	767,119
Getty Realty Corp. @	4,639	124,464
InvenTrust Properties Corp.	6,885	197,049
Kimco Realty Corp.	67,586	1,476,754
Kite Realty Group Trust	20,516	457,507
Macerich Co. (The)	22,929	417,308
NETSTREIT Corp. @	6,691	120,839
NNN REIT, Inc.	18,414	783,884
Phillips Edison & Co., Inc.	12,315	422,774
Realty Income Corp.	86,583	5,263,381
Regency Centers Corp.	17,440	1,271,376
Saul Centers, Inc.	1,365	43,503
Simon Property Group, Inc.	30,670	5,755,839
SITE Centers Corp.	4,794	43,194
Tanger, Inc.	10,913	369,296

The accompanying notes are an integral part of these portfolio of investments.

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Retail REITs (Continued)
Urban Edge Properties	12,150	$248,711
Whitestone REIT	4,776	58,649
		19,900,818
Specialized REITs — 34.9%
American Tower Corp.	37,332	7,179,690
Crown Castle, Inc.	41,329	3,987,835
CubeSmart	20,452	831,578
Digital Realty Trust, Inc.	30,543	5,280,274
EPR Properties	7,659	444,299
Equinix, Inc.	7,156	5,604,865
Esc War Ind *§	9,141	—
Extra Space Storage, Inc.	19,722	2,779,619
Four Corners Property Trust, Inc. @	9,280	226,432
Gaming & Leisure Properties, Inc.	27,133	1,264,669
Global Self Storage, Inc.	997	5,015
Iron Mountain, Inc.	28,188	2,873,485
Lamar Advertising Co., Class A	8,889	1,088,191
National Storage Affiliates Trust	7,272	219,760
Outfront Media, Inc.	13,931	255,216
Public Storage	14,943	4,316,286
SBA Communications Corp.	10,655	2,060,144
VICI Properties, Inc.	99,056	3,230,216
		41,647,574
TOTAL COMMON STOCKS (Identified Cost $69,439,408)		118,564,351
SHORT-TERM INVESTMENTS — 1.1%
Investment Company — 0.3%
State Street Institutional U.S. Government Money Market Fund 3.840%	417,933	417,933
Collateral For Securities On Loan — 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio 4.180%	920,186	920,186
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,338,119)		1,338,119
Total Investments — 100.5% (Identified Cost $70,777,527)		119,902,470
Liabilities in excess of Cash and Other Assets — (0.5%)		(589,763)
Net Assets — 100.0%		$119,312,707

†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of September 30, 2025, the fair value of the securities on loan was $1,514,986.
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1

Key to abbreviations:

REIT — Real Estate Investment Trust

The accompanying notes are an integral part of these portfolio of investments.

SA Worldwide Moderate Growth Fund

PORTFOLIO OF INVESTMENTS — AS OF September 30, 2025 (Unaudited)

	SHARES	VALUE†
MUTUAL FUNDS — 100.0%
Others — 100.0%
SA Emerging Markets Value Fund €	122,974	$1,495,367
SA Global Fixed Income Fund €	378,574	3,354,164
SA International Value Fund €	264,861	4,489,396
SA Real Estate Securities Fund €	58,049	673,945
SA U.S. Core Market Fund €	92,190	3,753,959
SA U.S. Fixed Income Fund €	345,973	3,349,018
SA U.S. Small Company Fund €	47,457	1,491,570
SA U.S. Value Fund €	155,357	3,792,254
		22,399,673
TOTAL MUTUAL FUNDS (Identified Cost $17,565,006)		22,399,673
Total Investments — 100.0% (Identified Cost $17,565,006)		22,399,673
Liabilities in excess of Cash and Other Assets — 0.0%		(565)
Net Assets — 100.0%		$22,399,108

†	See Note 1
€	SA Worldwide Moderate Growth Fund invests substantially all of its assets in the affiliated Underlying SA Funds.

The accompanying notes are an integral part of these portfolio of investments.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS – September 30, 2025 (Unaudited)

Security Valuation — Domestic equity securities listed on an exchange or stock market for which market quotations are readily available are valued according to the official closing price, if any, or at their last reported sale price on the exchange or stock market where the security is primarily traded, or in the absence of such reported prices, at the mean between the most recent quoted bid and asked prices. Domestic equity securities traded on the over-the-counter markets are valued at the mean between the most recent quoted bid and asked prices in the absence of an official closing price or last reported sale price.

Foreign equity securities traded on a foreign exchange or over-the-counter markets are generally valued at the most recent quoted bid price in the absence of an official closing price or last reported sale price. Foreign securities quoted in foreign currencies are translated into U.S. dollars using prevailing exchange rates.

Fixed income investments are generally valued based on prices received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures.

Shares of registered open-end investment companies are valued at the investment company’s net asset value. Forward currency contracts are valued based on prices received from independent pricing services. Securities for which market quotations are not readily available, or for which available quotations appear to accurately reflect the current value of an investment, are valued at fair value as determined in good faith by the valuation designee (“Valuation Designee”) appointed by the Board of Trustees (the “Board” or “Trustees”) pursuant to procedures approved by the Board of Trustees. The Board of Trustees has designated Focus Partners Advisor Solutions, LLC (the "Adviser") as the Valuation Designee for the Funds.

Certain Funds hold securities traded in foreign markets. Foreign securities are valued at the latest market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities may be valued at fair value as determined in good faith by the Valuation Designee.

Fair Value Measurement — The Board has adopted procedures to fair value securities and other assets of each Fund when market prices are not readily available or do not accurately reflect their current market value. The Board has designated the responsibility for applying these fair valuation methods to the Valuation Designee. For example, a Fund may fair value an asset when it is delisted or trading is halted or suspended; when it has not been traded for an extended period of time; when its primary pricing source is unavailable or other data calls the primary source’s reliability into question; or when its primary trading market is closed during regular U.S. market hours. Each Fund makes fair valuation determinations in accordance with the Trust’s Procedures for Valuing Securities and Assets, as amended. The Valuation Designee may consider various factors, including unobservable market inputs when arriving at fair value. The Valuation Designee may use, but is not limited to, techniques such as review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book value, and other relevant information when determining fair value. The Valuation Designee regularly reviews these inputs and assumptions when reviewing fair valuations of investments held by the Funds. Fair value pricing involves subjective judgement and it is possible that the fair value determined for an asset is materially different than the value that could be realized upon the sale of that asset. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds value their investments based on a three-level hierarchy of inputs that establishes classification of fair value measurements for disclosure purposes. If inputs used to measure a financial instrument fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. The three-level hierarchy of inputs is summarized in the three broad levels below.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS – September 30, 2025 (Unaudited) (Continued)

Level 1 – unadjusted quoted prices in active markets for identical investments.

Level 2 – significant observable inputs other than quoted prices within Level 1 (including quoted prices for similar investments, interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar securities).

Level 3 – significant unobservable inputs to the extent that observable inputs are not available (including the Pricing Committee or Valuation Designee’s own assumptions used to determine the fair value of investments).

The tables below provide a summary of the inputs as of September 30, 2025, in valuing each Fund's investments:

	Investments in Securities
Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total Fair Value as of September 30, 2025
SA U.S. Fixed Income Fund
Assets
Yankee Corporate Bonds And Notes	$—	$62,427,878	$—		$62,427,878
Corporate Bonds and Notes	—	235,558,740	—		235,558,740
U.S. Government & Agency Obligations	—	151,312,857	—		151,312,857
Short-Term Investments	1,511,081	—	—		1,511,081
Total Investments	$1,511,081	$449,299,475	$—		$450,810,556
SA Global Fixed Income Fund
Assets
Corporate Bonds and Notes	$—	$537,584,776	$—		$537,584,776
Short-Term Investments	18,910,977	—	—		18,910,977
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	1,482,924	—		1,482,924
Total Investments	$18,910,977	$539,067,700	$—		$557,978,677
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(531,105)	$—		$(531,105)
SA U.S. Core Market Fund
Assets
Common Stocks	$672,918,316	$—	$0	†	$672,918,316
Mutual Funds	30,230,082	—	—		30,230,082
Short-Term Investments	1,279,603	—	—		1,279,603
Total Investments	$704,428,001	$—	$0		$704,428,001

SA FUNDS

NOTES TO FINANCIAL STATEMENTS – September 30, 2025 (Unaudited) (Continued)

	Investments in Securities
Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total Fair Value as of September 30, 2025
SA U.S. Value Fund
Assets
Common Stocks	$553,826,949	$—	$—		$553,826,949
Short-Term Investments	1,620,467	—	—		1,620,467
Total Investments	$555,447,416	$—	$—		$555,447,416
SA U.S. Small Company Fund
Assets
Common Stocks	$311,041,713	$—	$23,999	†	$311,065,712
Short-Term Investments	3,006,946	—	—		3,006,946
Total Investments	$314,048,659	$—	$23,999		$314,072,658
SA International Value Fund
Assets
Common Stocks	$588,282,438	$—	$—		$588,282,438
Preferred Stocks	3,678,997	—	—		3,678,997
Short-Term Investments	19,913,028	—	—		19,913,028
Total Investments	$611,874,463	$—	$—		$611,874,463
SA International Small Company Fund
Assets
Mutual Funds	$280,472,485	$—	$—		$280,472,485
Total Investments	$280,472,485	$—	$—		$280,472,485
SA Emerging Markets Value Fund
Assets
Common Stocks	$212,783,782	$453,181	$0	†	$213,236,963
Preferred Stocks	1,653,728	—	—		1,653,728
Rights and Warrants	—	—	—		—
Short-Term Investments	963,765	—	—		963,765
Total Investments	$215,401,275	$453,181	$0		$215,854,456
SA Real Estate Securities Fund
Assets
Common Stocks	$118,564,351	$—	$0	†	$118,564,351
Short-Term Investments	1,338,119	—	—		1,338,119
Total Investments	$119,902,470	$—	$0		$119,902,470

SA FUNDS

NOTES TO FINANCIAL STATEMENTS – September 30, 2025 (Unaudited) (Continued)

	Investments in Securities
Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value as of September 30, 2025
SA Worldwide Moderate Growth Fund
Assets
Mutual Funds	$22,399,673	$—	$—	$22,399,673
Total Investments	$22,399,673	$—	$—	$22,399,673

† Contains securities with a market value of zero.

A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. There were no significant Level 3 assets and/or liabilities held at the beginning or end of the period.

Securities Lending – The Funds may lend any of their securities held by State Street Bank and Trust Company (“State Street”) as custodian to certain qualified broker-dealers, banks and other institutions, except those securities which the Adviser or Dimensional Fund Advisor LP (the "Sub-Adviser") specifically identifies as not being available. Any gain or loss in the fair price of the securities loaned that might occur and any interest or dividends declared during the term of the loan would accrue to the account of the Funds. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, a Fund maintains cash or other securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities with respect to securities of the U.S. government or its agencies or instrumentalities, a loan of sovereign debt issued by non-U.S. governments, or a loan of non-U.S. corporate debt, 102% of the current fair value of the loaned securities with respect to other U.S. securities and 105% of the current fair value of the loaned securities with respect to foreign equity securities. The fair value of the loaned security is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day. Any cash received as collateral is generally invested by State Street, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Government Money Market Portfolio, which is a money market fund registered under the 1940 Act. A portion of the income received on the collateral is rebated to the borrower of the securities, and the remainder is split between the Agent and each respective Fund.

As of September 30, 2025, the following Funds had securities on loan, which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

	Value of Securities	Value of Cash Collateral	Value of Non- Cash Collateral*	Total Collateral
SA Global Fixed Income Fund	$16,263,044	$16,784,490	$—	$16,784,490
SA U.S Core Market Fund	2,410,721	54,670	2,420,929	2,475,599
SA U.S. Value Fund	1,616,612	—	1,659,403	1,659,403
SA U.S. Small Company Fund	17,756,426	2,272,070	15,959,439	18,231,509

SA FUNDS

NOTES TO FINANCIAL STATEMENTS – September 30, 2025 (Unaudited) (Continued)

	Value of Securities	Value of Cash Collateral	Value of Non- Cash Collateral*	Total Collateral
SA International Value Fund	$73,038,965	$19,439,346	$56,476,145	$75,915,491
SA Emerging Markets Value Fund	7,171,392	564,930	6,963,769	7,528,699
SA Real Estate Securities Fund	1,514,986	920,186	666,123	1,586,309

*The Funds cannot repledge or resell this collateral. The non-cash collateral is comprised of U.S. government securities.

The following table provides increased transparency about the types of collateral pledged for securities lending transactions that are accounted for as secured borrowing. Non-cash collateral is not reflected in the table because the Funds cannot repledge or resell this collateral.

	Remaining Contractual Maturity of the Agreements As of September 30, 2025
Securities Lending Transaction (1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
SA Global Fixed Income Fund
Government Money Market	$16,784,490	$—	$—	$—	$16,784,490
Total Borrowings	$16,784,490	$—	$—	$—	$16,784,490
Gross amount of recognized liabilities for securities lending transactions					$16,784,490
SA U.S. Core Market Fund
Government Money Market	$54,670	$—	$—	$—	$54,670
Total Borrowings	$54,670	$—	$—	$—	$54,670
Gross amount of recognized liabilities for securities lending transactions					$54,670
SA U.S. Small Company Fund
Government Money Market	$2,272,070	$—	$—	$—	$2,272,070
Total Borrowings	$2,272,070	$—	$—	$—	$2,272,070
Gross amount of recognized liabilities for securities lending transactions					$2,272,070
SA International Value Fund
Government Money Market	$19,439,346	$—	$—	$—	$19,439,346
Total Borrowings	$19,439,346	$—	$—	$—	$19,439,346
Gross amount of recognized liabilities for securities lending transactions					$19,439,346
SA Emerging Markets Value Fund
Government Money Market	$564,930	$—	$—	$—	$564,930
Total Borrowings	$564,930	$—	$—	$—	$564,930
Gross amount of recognized liabilities for securities lending transactions					$564,930
SA Real Estate Securities Fund
Government Money Market	$920,186	$—	$—	$—	$920,186
Total Borrowings	$920,186	$—	$—	$—	$920,186
Gross amount of recognized liabilities for securities lending transactions					$920,186

(1)	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in the "Overnight and Continuous" column as the securities are typically callable on demand. The payable will be allocated into categories of securities based on the market value of the securities on loan.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS – September 30, 2025 (Unaudited) (Continued)

Foreign Currency Translation and Foreign Investments — The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign currency exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated at contractual currency exchange rates established at the time of the trade. Income and expenses are translated at prevailing exchange rates on the respective dates of such transactions.

The results of operations resulting from changes in foreign exchange rates on investments are not reported separately from fluctuations arising from changes in market prices of securities held. All such fluctuations are included with net realized and unrealized gain or loss on investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Investing in foreign securities may involve certain sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. Investments in foreign securities are subject to fluctuations in currency exchange rates, which may negatively affect the value of a Fund’s portfolio. Additional risks may include exposure to less developed or less efficient trading markets; social, political or economic instability; nationalization of assets, currency controls or redenomination; changes in tax policy; high transaction costs; settlement, custodial or other operation risks; and less stringent accounting, auditing, financial reporting, and legal standards and practices. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities.

Forward Foreign Currency Exchange Contracts — Each Fund that may invest in foreign securities may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. By entering into a forward contract for the purchase or sale for a fixed amount of dollars of the amount of foreign currency involved in an underlying security transaction, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

The market value of a contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the 4:00 PM Eastern Time pricing for the forward currency exchange rate, and the change in market value is recorded as unrealized appreciation (depreciation) on foreign currency and forward currency transactions in a fund’s statement of assets and liabilities. When the contract is closed, a realized gain or loss is recognized, which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, and recorded as realized gain (loss) on foreign currency and forward currency transactions in a fund’s statement of operations.

Forward foreign currency exchange contracts may involve risks from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS – September 30, 2025 (Unaudited) (Continued)

Federal Income Tax — At September 30, 2025, the aggregate cost of investment securities, aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities, including forward foreign currency exchange contracts, as computed on a federal income tax basis for each fund were as follows:

	Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SA U.S. Fixed Income Fund	$445,810,156	$5,078,052	$(77,652)	$5,000,400
SA Global Fixed Income Fund	544,481,858	13,655,598	(689,884)	12,965,714
SA U.S. Core Market Fund	108,777,357	596,099,224	(448,580)	595,650,644
SA U.S. Value Fund	305,948,879	266,257,039	(16,758,502)	249,498,537
SA U.S. Small Company Fund	146,684,850	178,402,140	(11,014,332)	167,387,808
SA International Value Fund	396,251,107	226,942,531	(11,319,175)	215,623,356
SA International Small Company Fund	111,799,250	168,673,235	—	168,673,235
SA Emerging Markets Value Fund	160,171,361	73,519,176	(17,836,081)	55,683,095
SA Real Estate Securities Fund	70,777,527	52,384,229	(3,259,286)	49,124,943
SA Worldwide Moderate Growth Fund	17,565,006	4,834,667	—	4,834,667